Portfolio of investments
(unaudited)
TIAA-CREF Life Growth Equity Fund September 30, 2022

TIAA-CREF Life Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 97.7%
AUTOMOBILES & COMPONENTS - 3 .4%
1,450 *,e Rivian Automotive, Inc $ 47,719
14,283 * Tesla, Inc 3,788,566
TOTAL AUTOMOBILES & COMPONENTS 3,836,285
CAPITAL GOODS - 2 .1%
6,719 * Boeing Co 813,537
2,976 Deere & Co 993,657
6,291 Safran S.A. 572,416
TOTAL CAPITAL GOODS 2,379,610
COMMERCIAL & PROFESSIONAL SERVICES - 3 .5%
16,995 Experian Group Ltd 497,488
6,449 Verisk Analytics, Inc 1,099,748
17,711 Waste Connections, Inc 2,393,287
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,990,523
CONSUMER DURABLES & APPAREL - 1 .3%
5,033 Essilor International S.A. 684,100
3,750 Nike, Inc (Class B) 311,700
89,200 Prada S.p.A 413,655
TOTAL CONSUMER DURABLES & APPAREL 1,409,455
CONSUMER SERVICES - 2 .7%
1,851 * Booking Holdings, Inc 3,041,582
TOTAL CONSUMER SERVICES 3,041,582
DIVERSIFIED FINANCIALS - 1 .7%
4,254 American Express Co 573,907
77,546 * Grab Holdings Ltd. 203,946
9,138 * Liberty Media Acquisition Corp 90,923
3,609 S&P Global, Inc 1,102,008
TOTAL DIVERSIFIED FINANCIALS 1,970,784
ENERGY - 2 .1%
12,370 ConocoPhillips 1,265,946
2,931 Pioneer Natural Resources Co 634,649
4,641 Valero Energy Corp 495,891
TOTAL ENERGY 2,396,486
FOOD & STAPLES RETAILING - 1 .8%
4,385 Costco Wholesale Corp 2,070,904
TOTAL FOOD & STAPLES RETAILING 2,070,904
FOOD, BEVERAGE & TOBACCO - 3 .7%
40,927 Davide Campari-Milano NV 362,104
23,776 * Monster Beverage Corp 2,067,561
10,593 PepsiCo, Inc 1,729,413
TOTAL FOOD, BEVERAGE & TOBACCO 4,159,078
HEALTH CARE EQUIPMENT & SERVICES - 4 .8%
2,658 * Align Technology, Inc 550,498
11,111 * Dexcom, Inc 894,880
5,613 * Intuitive Surgical, Inc 1,052,101
5,772 UnitedHealth Group, Inc 2,915,091
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,412,570

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE - 0 .8%
18,763 American International Group, Inc $ 890,867
TOTAL INSURANCE 890,867
MATERIALS - 0 .7%
2,522 Corteva, Inc 144,132
2,216 Linde plc 597,412
TOTAL MATERIALS 741,544
MEDIA & ENTERTAINMENT - 9 .5%
61,720 * Alphabet, Inc (Class C) 5,934,378
7,674 * Match Group, Inc 366,433
14,164 * Meta Platforms, Inc 1,921,772
3,573 * Netflix, Inc 841,227
16,023 * ROBLOX Corp 574,264
11,577 * Twitter, Inc 507,536
5,458 * Walt Disney Co 514,853
TOTAL MEDIA & ENTERTAINMENT 10,660,463
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .8%
14,489 AbbVie, Inc 1,944,569
29,083 * Avantor, Inc 570,027
11,165 * Horizon Therapeutics Plc 691,002
5,657 * Illumina, Inc 1,079,299
7,249 Zoetis, Inc 1,074,954
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,359,851
RETAILING - 12 .7%
5,713 * Alibaba Group Holding Ltd (ADR) 456,983
96,520 * Amazon.com, Inc 10,906,760
6,283 * CarMax, Inc 414,804
22,023 * Coupang, Inc 367,123
13,774 eBay, Inc 507,021
843 Kering 373,911
20,844 TJX Companies, Inc 1,294,829
TOTAL RETAILING 14,321,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .5%
20,257 * Advanced Micro Devices, Inc 1,283,483
14,385 Applied Materials, Inc 1,178,563
4,287 Broadcom, Inc 1,903,471
13,227 Marvell Technology, Inc 567,571
10,841 NVIDIA Corp 1,315,989
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,249,077
SOFTWARE & SERVICES - 27 .7%
5,618 Accenture plc 1,445,511
395 *,g Adyen NV 492,629
2,424 * Atlassian Corp plc 510,470
7,239 * DocuSign, Inc 387,069
4,731 Intuit, Inc 1,832,411
50,794 Microsoft Corp 11,829,923
16,884 Oracle Corp 1,031,106
4,533 * Palo Alto Networks, Inc 742,460
10,432 * PayPal Holdings, Inc 897,882
19,576 * Qualtrics International, Inc 199,284
2,793 Roper Technologies, Inc 1,004,474
13,778 * Salesforce, Inc 1,981,828
3,473 * ServiceNow, Inc 1,311,440
2,480 * Synopsys, Inc 757,665
33,353 Visa, Inc (Class A) 5,925,160

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth Equity Fund September 30, 2022

TIAA-CREF Life Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
5,620 * Workday, Inc $ 855,476
TOTAL SOFTWARE & SERVICES 31,204,788
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .5%
53,075 Apple, Inc 7,334,965
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,334,965
TRANSPORTATION - 2 .4%
52,548 * Uber Technologies, Inc 1,392,522
6,458 Union Pacific Corp 1,258,148
TOTAL TRANSPORTATION 2,650,670
TOTAL COMMON STOCKS 110,080,933
(Cost $90,812,383)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.6%
REPURCHASE AGREEMENT - 2 .6%
$ 2,960,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 2,960,000
TOTAL REPURCHASE AGREEMENT 2,960,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
50 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 50
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 50
TOTAL SHORT-TERM INVESTMENTS 2,960,050
(Cost $2,960,050)
TOTAL INVESTMENTS - 100.3% 113,040,983
(Cost $93,772,433)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (283,762)
NET ASSETS - 100.0% $ 112,757,221
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,226.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $2,960,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date 8/15/27, valued at $3,019,284.

TIAA-CREF Life Growth & Income Fund September 30, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Life Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.4%
AUTOMOBILES & COMPONENTS - 1 .7%
3,123 *,n Aptiv plc $ 244,250
5,135 * Dr ING hc F Porsche AG. 415,186
18,924 Ford Motor Co 211,949
5,659 *,n Tesla, Inc 1,501,049
TOTAL AUTOMOBILES & COMPONENTS 2,372,434
BANKS - 4 .7%
50,956 Bank of America Corp 1,538,871
4,896 Comerica, Inc 348,106
26,564 Fifth Third Bancorp 848,985
3,680 First Republic Bank 480,424
12,760 JPMorgan Chase & Co 1,333,420
6,225 M&T Bank Corp 1,097,592
29,419 Wells Fargo & Co 1,183,232
TOTAL BANKS 6,830,630
CAPITAL GOODS - 7 .2%
3,085 Acuity Brands, Inc 485,795
5,386 *,n Boeing Co 652,137
3,319 Carlisle Cos, Inc 930,681
2,853 Deere & Co 952,588
6,476 Dover Corp 754,972
7,496 Eaton Corp 999,667
4,130 Honeywell International, Inc 689,586
17,371 Ingersoll Rand, Inc 751,469
845 Northrop Grumman Corp 397,420
7,670 Otis Worldwide Corp 489,346
5,471 Quanta Services, Inc 696,951
14,764 Raytheon Technologies Corp 1,208,581
15,151 n Spirit Aerosystems Holdings, Inc (Class A) 332,110
13,104 Textron, Inc 763,439
549 TransDigm Group, Inc 288,126
TOTAL CAPITAL GOODS 10,392,868
COMMERCIAL & PROFESSIONAL SERVICES - 1 .1%
2,931 Thomson Reuters Corp 300,779
8,009 Waste Management, Inc 1,283,122
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,583,901
CONSUMER DURABLES & APPAREL - 1 .0%
836 * Deckers Outdoor Corp 261,342
32,259 * Mattel, Inc 610,985
7,356 n Nike, Inc (Class B) 611,431
TOTAL CONSUMER DURABLES & APPAREL 1,483,758
CONSUMER SERVICES - 1 .7%
4,083 *,n Airbnb, Inc 428,878
1,744 Churchill Downs, Inc 321,158
6,557 Darden Restaurants, Inc 828,280
2,381 *,n Expedia Group, Inc 223,076
4,120 Marriott International, Inc (Class A) 577,377
2,600 *,n WW International Inc 10,218
TOTAL CONSUMER SERVICES 2,388,987
DIVERSIFIED FINANCIALS - 3 .0%
5,877 American Express Co 792,866
2,603 CME Group, Inc 461,069
17,348 Equitable Holdings, Inc 457,120
31,200 * Grab Holdings Ltd. 82,056

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth & Income Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
18,744 Morgan Stanley $ 1,480,964
3,544 S&P Global, Inc 1,082,160
TOTAL DIVERSIFIED FINANCIALS 4,356,235
ENERGY - 5 .0%
7,701 n Cheniere Energy, Inc 1,277,673
16,401 ConocoPhillips 1,678,478
4,098 n EOG Resources, Inc 457,870
21,159 n EQT Corp 862,229
20,698 Exxon Mobil Corp 1,807,142
5,633 n Helmerich & Payne, Inc 208,252
6,529 n Hess Corp 711,596
7,483 n Schlumberger Ltd 268,640
TOTAL ENERGY 7,271,880
FOOD & STAPLES RETAILING - 1 .6%
28,087 Albertsons Cos, Inc 698,243
12,189 Walmart, Inc 1,580,913
TOTAL FOOD & STAPLES RETAILING 2,279,156
FOOD, BEVERAGE & TOBACCO - 5 .0%
6,683 n Bunge Ltd 551,815
14,707 Coca-Cola Co 823,886
3,516 Hershey Co 775,173
4,501 Kraft Heinz Co 150,108
9,078 Lamb Weston Holdings, Inc 702,456
18,222 Mondelez International, Inc 999,112
10,235 * Monster Beverage Corp 890,036
11,985 PepsiCo, Inc 1,956,671
1,733 Pernod-Ricard S.A. 317,926
TOTAL FOOD, BEVERAGE & TOBACCO 7,167,183
HEALTH CARE EQUIPMENT & SERVICES - 6 .8%
13,578 Abbott Laboratories 1,313,807
2,067 * Acadia Healthcare Co, Inc 161,598
17,536 * Boston Scientific Corp 679,169
13,012 *,n Dexcom, Inc 1,047,987
3,507 Elevance Health, Inc 1,593,020
4,816 n HCA Healthcare, Inc 885,133
776 Humana, Inc 376,507
3,338 STERIS plc 555,043
6,435 UnitedHealth Group, Inc 3,249,932
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,862,196
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
9,689 Colgate-Palmolive Co 680,652
3,141 n Estee Lauder Cos (Class A) 678,142
8,122 Procter & Gamble Co 1,025,403
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,384,197
INSURANCE - 4 .0%
7,654 Allstate Corp 953,153
24,841 American International Group, Inc 1,179,451
4,974 Chubb Ltd 904,671
18,429 Hartford Financial Services Group, Inc 1,141,492
2,601 Marsh & McLennan Cos, Inc 388,303
18,964 Metlife, Inc 1,152,632
TOTAL INSURANCE 5,719,702
MATERIALS - 3 .5%
3,153 Air Products & Chemicals, Inc 733,798

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth & Income Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
4,926 Avery Dennison Corp $ 801,460
12,556 * Axalta Coating Systems Ltd 264,429
24,037 n Corteva, Inc 1,373,715
5,105 Linde plc 1,376,257
4,855 Nutrien Ltd 404,810
1,531 n Sociedad Quimica y Minera de Chile S.A. (ADR) 138,938
TOTAL MATERIALS 5,093,407
MEDIA & ENTERTAINMENT - 6 .2%
55,148 * Alphabet, Inc (Class C) 5,302,480
8,096 *,n Meta Platforms, Inc 1,098,465
1,297 *,n Netflix, Inc 305,366
7,050 Nintendo Co Ltd 284,357
5,755 *,n Take-Two Interactive Software, Inc 627,295
14,248 * Walt Disney Co 1,344,014
TOTAL MEDIA & ENTERTAINMENT 8,961,977
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .1%
12,947 AbbVie, Inc 1,737,617
1,118 * Alnylam Pharmaceuticals, Inc 223,779
468 * Argenx SE 165,228
9,470 *,n Axsome Therapeutics, Inc 422,551
555 *,n Biogen, Inc 148,185
17,207 Bristol-Myers Squibb Co 1,223,246
6,687 Danaher Corp 1,727,185
5,826 Eli Lilly & Co 1,883,837
9,769 Gilead Sciences, Inc 602,650
2,359 * IQVIA Holdings, Inc 427,309
12,825 Johnson & Johnson 2,095,092
5,727 Merck & Co, Inc 493,209
5,983 Sanofi-Aventis 455,584
1,326 * Vertex Pharmaceuticals, Inc 383,930
2,078 West Pharmaceutical Services, Inc 511,354
4,420 Zoetis, Inc 655,442
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 13,156,198
REAL ESTATE - 1 .9%
4,136 American Tower Corp 887,999
2,168 AvalonBay Communities, Inc 399,324
7,762 Prologis, Inc 788,619
5,524 Rexford Industrial Realty, Inc 287,248
5,748 Welltower, Inc 369,712
TOTAL REAL ESTATE 2,732,902
RETAILING - 5 .5%
2,632 Advance Auto Parts, Inc 411,487
43,445 *,n Amazon.com, Inc 4,909,285
8,770 * Children's Place, Inc 270,905
3,936 n Home Depot, Inc 1,086,100
1,533 Target Corp 227,482
17,220 TJX Companies, Inc 1,069,706
TOTAL RETAILING 7,974,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .3%
7,839 *,n Advanced Micro Devices, Inc 496,679
1,532 ASML Holding NV 636,316
3,711 Broadcom, Inc 1,647,721
1,881 *,n First Solar, Inc 248,800
11,333 n Marvell Technology, Inc 486,299
1,620 n Monolithic Power Systems, Inc 588,708
10,235 n NVIDIA Corp 1,242,427

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth & Income Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
3,648 QUALCOMM, Inc $ 412,151
4,163 *,n Wolfspeed, Inc 430,288
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,189,389
SOFTWARE & SERVICES - 11 .7%
3,087 Accenture plc 794,285
7,940 Mastercard, Inc (Class A) 2,257,659
37,633 n Microsoft Corp 8,764,726
19,820 Oracle Corp 1,210,407
3,039 *,n Palo Alto Networks, Inc 497,758
5,268 *,n Salesforce, Inc 757,749
2,175 *,n ServiceNow, Inc 821,302
2,876 *,n Synopsys, Inc 878,647
4,988 Visa, Inc (Class A) 886,118
TOTAL SOFTWARE & SERVICES 16,868,651
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .5%
70,820 n Apple, Inc 9,787,324
8,091 *,n Calix, Inc 494,684
14,115 * Ciena Corp 570,670
27,421 Cisco Systems, Inc 1,096,840
1,295 Motorola Solutions, Inc 290,041
21,308 * Stratasys Ltd 307,048
7,770 TE Connectivity Ltd 857,497
856 * Teledyne Technologies, Inc 288,874
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,692,978
TELECOMMUNICATION SERVICES - 0 .6%
53,008 AT&T, Inc 813,143
TOTAL TELECOMMUNICATION SERVICES 813,143
TRANSPORTATION - 0 .7%
3,298 DSV AS 386,352
12,916 Knight-Swift Transportation Holdings, Inc 631,980
TOTAL TRANSPORTATION 1,018,332
UTILITIES - 2 .9%
13,538 Alliant Energy Corp 717,379
12,037 American Electric Power Co, Inc 1,040,599
17,289 NextEra Energy, Inc 1,355,630
12,357 Public Service Enterprise Group, Inc 694,834
9,858 RWE AG. 362,340
TOTAL UTILITIES 4,170,782
TOTAL COMMON STOCKS 144,765,851
(Cost $103,934,488)

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth & Income Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .8%
$ 1,170,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 $ 1,170,000
TOTAL REPURCHASE AGREEMENT 1,170,000
TOTAL SHORT-TERM INVESTMENTS 1,170,000
(Cost $1,170,000)
TOTAL INVESTMENTS - 101.2% 145,935,851
(Cost $105,104,488)
OTHER ASSETS & LIABILITIES, NET - (1.2)% (1,737,628)
NET ASSETS - 100.0% $ 144,198,223
ADR American Depositary Receipt
*
Non-income producing
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $1,170,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $1,193,474.
Written options outstanding as of September 30, 2022 were as follows:
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Adobe, Inc, Put 5 $ (950) $ 250 .00 10/21/22 $ (1,638)
Advanced Micro Devices, Inc, Call 12 (6,155) 85 .00 04/21/23 (4,740)
Advanced Micro Devices, Inc, Put 12 (8,339) 60 .00 04/21/23 (9,870)
Airbnb, Inc, Call 12 (3,815) 120 .00 11/18/22 (5,100)
Airbnb, Inc, Put 12 (4,355) 85 .00 11/18/22 (3,372)
Amazon.com, Inc, Call 10 (1,360) 145 .00 12/16/22 (1,215)
Amazon.com, Inc, Call 10 (5,070) 140 .00 02/17/23 (3,775)
Amazon.com, Inc, Put 6 (1,938) 107 .00 11/18/22 (3,345)
Amazon.com, Inc, Put 14 (8,141) 100 .00 02/17/23 (9,485)
Ambarella, Inc, Put 9 (29,862) 115 .00 01/20/23 (52,650)
Apple, Inc, Call 7 (1,036) 180 .00 11/18/22 (154)
Aptiv plc, Call 5 (2,690) 100 .00 01/20/23 (1,338)
Aptiv plc, Call 5 (1,740) 110 .00 01/20/23 (688)
Aptiv plc, Put 5 (2,890) 80 .00 01/20/23 (4,950)
Aptiv plc, Put 5 (4,240) 85 .00 01/20/23 (6,350)
Axsome Therapeutics, Inc, Call 6 (6,781) 80 .00 03/17/23 (1,320)
Axsome Therapeutics, Inc, Call 12 (10,415) 85 .00 03/17/23 (2,610)
Axsome Therapeutics, Inc, Call 7 (5,586) 90 .00 03/17/23 (1,260)
Axsome Therapeutics, Inc, Put 38 (13,982) 40 .00 01/20/23 (24,320)
Axsome Therapeutics, Inc, Put 25 (12,449) 40 .00 03/17/23 (19,500)
Biogen, Inc, Call 4 (1,138) 330 .00 11/18/22 (1,210)
Boeing Co, Call 8 (7,112) 160 .00 02/17/23 (2,960)
Boeing Co, Put 8 (6,352) 120 .00 02/17/23 (11,020)
Bunge Ltd, Call 10 (610) 115 .00 10/21/22 (175)
Calix, Inc, Call 12 (1,276) 80 .00 11/18/22 (930)
Celsius Holdings, Inc, Put 18 (1,331) 70 .00 10/21/22 (1,710)
Cheniere Energy, Inc, Call 6 (3,750) 200 .00 12/16/22 (2,310)
Cloudflare, Inc, Put 7 (12,031) 80 .00 01/20/23 (19,023)
Corteva, Inc, Call 20 (5,159) 70 .00 03/17/23 (2,800)
Corteva, Inc, Put 40 (4,919) 50 .00 03/17/23 (9,000)
Crowdstrike Holdings, Inc, Put 6 (11,939) 150 .00 04/21/23 (11,595)
Dexcom, Inc, Call 8 (5,147) 95 .00 01/20/23 (3,480)
Dexcom, Inc, Put 8 (9,599) 87 .50 01/20/23 (10,360)
Dexcom, Inc, Put 16 (19,667) 90 .00 01/20/23 (23,200)
DocuSign, Inc, Put 23 (31,582) 57 .50 03/17/23 (27,830)
Dollar Tree, Inc, Put 10 (920) 120 .00 10/21/22 (925)
Duck Creek Technologies, Inc, Put 8 (3,744) 17 .50 01/20/23 (4,640)
Emergent BioSolutions, Inc, Put 6 (7,135) 40 .00 03/17/23 (11,550)

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth & Income Fund September 30, 2022

TIAA-CREF Life Funds
continued
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Enphase Energy, Inc, Put 6 $ (6,834) $ 230 .00 11/18/22 $ (7,095)
EOG Resources, Inc, Call 10 (3,780) 146 .70 12/16/22 (1,325)
EQT Corp, Call 15 (2,819) 60 .00 12/16/22 (1,012)
Estee Lauder Cos, Inc, Call 5 (12,140) 300 .00 04/21/23 (1,600)
Estee Lauder Cos, Inc, Put 5 (6,040) 240 .00 04/21/23 (17,875)
Expedia Group, Inc, Call 10 (4,520) 125 .00 04/21/23 (5,325)
Expedia Group, Inc, Put 6 (1,068) 85 .00 10/21/22 (1,194)
Expedia Group, Inc, Put 6 (3,717) 80 .00 01/20/23 (3,240)
Expedia Group, Inc, Put 10 (6,532) 75 .00 04/21/23 (6,375)
First Solar, Inc, Call 8 (1,013) 165 .00 10/21/22 (324)
Generac Holdings, Inc, Put 2 (8,721) 240 .00 06/16/23 (14,940)
Generac Holdings, Inc, Put 1 (4,946) 250 .00 06/16/23 (8,200)
General Motors Co, Put 24 (11,975) 35 .00 12/16/22 (11,040)
Global Payments, Inc, Put 9 (5,382) 105 .00 01/20/23 (6,975)
HCA Healthcare, Inc, Call 6 (684) 260 .00 10/21/22 (195)
HCA Healthcare, Inc, Put 7 (2,401) 175 .00 11/18/22 (5,600)
Helmerich & Payne, Inc, Call 20 (1,319) 55 .00 10/21/22 (250)
Hess Corp, Call 10 (965) 122 .00 10/21/22 (1,400)
Home Depot, Inc, Call 4 (3,652) 330 .00 02/17/23 (2,030)
Home Depot, Inc, Put 4 (5,792) 280 .00 02/17/23 (9,150)
IDEXX Laboratories, Inc, Put 2 (6,539) 400 .00 01/20/23 (15,770)
Illumina, Inc, Put 9 (1,535) 145 .00 10/21/22 (1,057)
Intel Corp, Put 30 (21,239) 40 .00 06/16/23 (43,650)
Intuitive Surgical, Inc, Put 6 (13,607) 210 .00 01/20/23 (18,330)
Lululemon Athletica, Inc, Put 5 (8,523) 260 .00 12/16/22 (8,337)
Lululemon Athletica, Inc, Put 5 (10,011) 270 .00 12/16/22 (10,262)
Marvell Technology, Inc, Call 21 (1,259) 55 .00 11/18/22 (924)
Meta Platforms, Inc, Call 6 (1,578) 180 .00 11/18/22 (672)
Microsoft Corp, Call 4 (2,380) 320 .00 12/16/22 (146)
Moderna, Inc, Put 4 (29,412) 220 .00 01/20/23 (40,790)
Monolithic Power Systems, Inc, Call 3 (6,594) 530 .00 03/17/23 (3,015)
Monolithic Power Systems, Inc, Put 3 (8,094) 350 .00 03/17/23 (13,365)
NetFlix, Inc, Call 4 (1,272) 290 .00 10/21/22 (1,390)
NetFlix, Inc, Put 5 (2,935) 180 .00 10/21/22 (1,350)
NIKE, Inc, Call 15 (930) 100 .00 11/18/22 (705)
NIKE, Inc, Put 15 (4,152) 80 .00 11/18/22 (5,100)
NVIDIA Corp, Call 8 (4,432) 170 .00 03/17/23 (3,940)
NVIDIA Corp, Put 8 (5,440) 95 .00 03/17/23 (5,920)
Palo Alto Networks, Inc, Call 6 (3,420) 223 .33 12/16/22 (375)
Palo Alto Networks, Inc, Call 6 (6,790) 223 .33 03/17/23 (1,845)
Paramount Global, Put 3 (1,019) 25 .00 01/20/23 (1,965)
Paramount Global, Put 4 (1,633) 27 .00 01/20/23 (3,330)
Paramount Global, Put 19 (13,782) 30 .00 01/20/23 (21,185)
PayPal Holdings, Inc, Put 6 (3,780) 75 .00 11/18/22 (2,010)
Petco Health & Wellness Co, Inc, Put 48 (10,942) 12 .50 06/16/23 (13,680)
Salesforce, Inc, Call 5 (208) 200 .00 10/07/22 (35)
Salesforce, Inc, Put 5 (5,380) 135 .00 03/17/23 (6,125)
Schlumberger NV, Call 30 (3,059) 45 .00 11/18/22 (1,350)
Seagen, Inc, Put 5 (1,275) 120 .00 12/16/22 (2,875)
ServiceNow, Inc, Call 3 (444) 520 .00 10/07/22 (735)
Shake Shack, Inc, Put 16 (16,431) 52 .50 06/16/23 (20,800)
Snowflake, Inc, Put 6 (28,959) 200 .00 06/16/23 (32,880)
Sociedad Quimica y Minera de Chile S.A., Call 10 (1,150) 135 .00 10/21/22 (350)
Sociedad Quimica y Minera de Chile S.A., Put 21 (1,274) 60 .00 10/21/22 (735)
Sociedad Quimica y Minera de Chile S.A., Put 36 (32,209) 80 .00 12/16/22 (18,900)
Spirit AeroSystems Holdings, Inc, Call 26 (1,507) 30 .00 11/18/22 (910)
Spirit AeroSystems Holdings, Inc, Put 26 (3,665) 21 .00 11/18/22 (4,875)
Spirit AeroSystems Holdings, Inc, Put 26 (9,463) 31 .00 01/20/23 (25,220)
Synopsys, Inc, Call 3 (3,315) 430 .00 12/16/22 (195)
Take-Two Interactive Software, Inc, Put 9 (4,777) 110 .00 12/16/22 (8,572)
Teradyne, Inc, Put 16 (5,295) 70 .00 01/20/23 (8,880)
Tesla, Inc, Call 3 (5,696) 346 .67 10/21/22 (233)
Tesla, Inc, Call 6 (9,367) 353 .33 10/21/22 (366)
Tesla, Inc, Call 12 (29,566) 330 .00 12/16/22 (11,430)
Tesla, Inc, Put 6 (6,280) 240 .00 10/21/22 (5,265)
Tesla, Inc, Put 3 (3,233) 243 .33 10/21/22 (2,910)
Tesla, Inc, Put 12 (16,102) 256 .67 12/16/22 (31,950)

Portfolio of investments
(unaudited)
TIAA-CREF Life Growth & Income Fund September 30, 2022

TIAA-CREF Life Funds
concluded
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Twitter, Inc, Put 42 $ (9,165) $ 30 .00 11/18/22 $ (7,182)
Ulta Beauty, Inc, Put 4 (2,764) 340 .00 11/18/22 (2,060)
Wolfspeed, Inc, Call 13 (13,233) 135 .00 12/16/22 (5,395)
Wolfspeed, Inc, Put 13 (7,513) 90 .00 12/16/22 (9,815)
WW International, Inc, Put 6 (1,158) 10 .00 01/20/23 (3,660)
Zscaler, Inc, Put 6 (35,188) 200 .00 01/20/23 (26,865)
Total 1,217  $ (788,479)  $ (867,224)

Portfolio of investments
(unaudited)
TIAA-CREF Life Large-Cap Value Fund September 30, 2022

TIAA-CREF Life Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
BANKS - 9 .9%
56,008 Bank of America Corp $ 1,691,441
18,598 JPMorgan Chase & Co 1,943,491
6,331 PNC Financial Services Group, Inc 945,978
18,259 US Bancorp 736,203
38,117 Wells Fargo & Co 1,533,066
TOTAL BANKS 6,850,179
CAPITAL GOODS - 11 .0%
2,991 Allegion plc 268,233
2,739 * Boeing Co 331,638
2,007 Caterpillar, Inc 329,308
2,313 Deere & Co 772,288
5,991 Dover Corp 698,431
5,945 Eaton Corp 792,825
6,780 Honeywell International, Inc 1,132,057
12,468 Masco Corp 582,131
3,530 Parker-Hannifin Corp 855,354
18,496 Raytheon Technologies Corp 1,514,083
2,387 Trane Technologies plc 345,661
TOTAL CAPITAL GOODS 7,622,009
CONSUMER DURABLES & APPAREL - 0 .9%
157 * NVR, Inc 625,972
TOTAL CONSUMER DURABLES & APPAREL 625,972
CONSUMER SERVICES - 3 .4%
245 * Booking Holdings, Inc 402,586
7,988 Hilton Worldwide Holdings, Inc 963,513
4,454 McDonald's Corp 1,027,716
TOTAL CONSUMER SERVICES 2,393,815
DIVERSIFIED FINANCIALS - 6 .4%
7,565 American Express Co 1,020,594
4,718 * Berkshire Hathaway, Inc (Class B) 1,259,800
1,139 BlackRock, Inc 626,769
6,318 Charles Schwab Corp 454,075
3,690 Goldman Sachs Group, Inc 1,081,355
TOTAL DIVERSIFIED FINANCIALS 4,442,593
ENERGY - 8 .8%
15,389 Chevron Corp 2,210,938
19,938 ConocoPhillips 2,040,455
8,769 EOG Resources, Inc 979,760
8,198 Valero Energy Corp 875,956
TOTAL ENERGY 6,107,109
FOOD & STAPLES RETAILING - 1 .7%
9,001 Walmart, Inc 1,167,430
TOTAL FOOD & STAPLES RETAILING 1,167,430
FOOD, BEVERAGE & TOBACCO - 0 .9%
11,884 Mondelez International, Inc 651,600
TOTAL FOOD, BEVERAGE & TOBACCO 651,600
HEALTH CARE EQUIPMENT & SERVICES - 9 .8%
9,661 Abbott Laboratories 934,798
4,619 Cigna Corp 1,281,634
3,117 Elevance Health, Inc 1,415,866
3,614 HCA Healthcare, Inc 664,217

Portfolio of investments
(unaudited)
TIAA-CREF Life Large-Cap Value Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
10,930 Medtronic plc $ 882,598
2,543 UnitedHealth Group, Inc 1,284,317
2,924 Zimmer Biomet Holdings, Inc 305,704
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,769,134
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
3,990 Procter & Gamble Co 503,738
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 503,738
INSURANCE - 5 .6%
20,602 American International Group, Inc 978,183
7,291 Chubb Ltd 1,326,087
5,695 Marsh & McLennan Cos, Inc 850,207
11,675 Metlife, Inc 709,606
TOTAL INSURANCE 3,864,083
MATERIALS - 4 .9%
10,485 Crown Holdings, Inc 849,600
11,920 DuPont de Nemours, Inc 600,768
3,595 Linde plc 969,176
5,537 PPG Industries, Inc 612,890
2,013 Reliance Steel & Aluminum Co 351,087
TOTAL MATERIALS 3,383,521
MEDIA & ENTERTAINMENT - 5 .7%
11,010 * Alphabet, Inc (Class C) 1,058,611
895 * Charter Communications, Inc 271,498
33,836 Comcast Corp (Class A) 992,410
5,819 * Meta Platforms, Inc 789,522
8,808 * Walt Disney Co 830,859
TOTAL MEDIA & ENTERTAINMENT 3,942,900
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .8%
4,181 AbbVie, Inc 561,132
17,234 Bristol-Myers Squibb Co 1,225,165
1,209 Danaher Corp 312,273
15,994 Johnson & Johnson 2,612,780
8,924 Merck & Co, Inc 768,535
14,560 Pfizer, Inc 637,145
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,117,030
REAL ESTATE - 0 .9%
6,467 Prologis, Inc 657,047
TOTAL REAL ESTATE 657,047
RETAILING - 1 .4%
3,627 Home Depot, Inc 1,000,834
TOTAL RETAILING 1,000,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .1%
5,250 Analog Devices, Inc 731,535
6,063 Applied Materials, Inc 496,742
377 Broadcom, Inc 167,392
705 Lam Research Corp 258,030
12,671 Micron Technology, Inc 634,817
3,555 NXP Semiconductors NV 524,398
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,812,914
SOFTWARE & SERVICES - 4 .6%
2,554 Accenture plc 657,144
8,787 * Fiserv, Inc 822,200

Portfolio of investments
(unaudited)
TIAA-CREF Life Large-Cap Value Fund September 30, 2022

TIAA-CREF Life Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
4,107 Microsoft Corp $ 956,520
12,389 Oracle Corp 756,596
TOTAL SOFTWARE & SERVICES 3,192,460
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
17,382 Cisco Systems, Inc 695,280
9,347 TE Connectivity Ltd 1,031,535
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,726,815
TELECOMMUNICATION SERVICES - 1 .5%
7,797 * T-Mobile US, Inc 1,046,123
TOTAL TELECOMMUNICATION SERVICES 1,046,123
TRANSPORTATION - 2 .6%
15,994 *,†,b AMR Corporation 160
18,469 CSX Corp 492,014
4,713 Union Pacific Corp 918,187
2,447 United Parcel Service, Inc (Class B) 395,288
TOTAL TRANSPORTATION 1,805,649
UTILITIES - 3 .7%
7,833 Ameren Corp 630,948
8,153 American Electric Power Co, Inc 704,827
19,254 Centerpoint Energy, Inc 542,578
9,198 NextEra Energy, Inc 721,215
TOTAL UTILITIES 2,599,568
TOTAL COMMON STOCKS 69,282,523
(Cost $54,471,627)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 120,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 120,000
TOTAL REPURCHASE AGREEMENT 120,000
TOTAL SHORT-TERM INVESTMENTS 120,000
(Cost $120,000)
TOTAL INVESTMENTS - 100.0% 69,402,523
(Cost $54,591,627)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (28,602)
NET ASSETS - 100.0% $ 69,373,921
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $120,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 5/31/26, valued at $122,421.

TIAA-CREF Life Real Estate Securities Fund September 30, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Life Funds
SHARES COMPANY VALUE
COMMON STOCKS - 98.9%
DIVERSIFIED REITS - 0 .3%
12,000 Washington REIT $ 210,720
TOTAL DIVERSIFIED REITS 210,720
HEALTH CARE REITS - 5 .6%
45,000 Healthpeak Properties Inc 1,031,400
26,500 Ventas, Inc 1,064,505
27,700 Welltower, Inc 1,781,664
TOTAL HEALTH CARE REITS 3,877,569
HOTEL & RESORT REITS - 1 .5%
44,000 Host Hotels and Resorts, Inc 698,720
28,000 Park Hotels & Resorts, Inc 315,280
TOTAL HOTEL & RESORT REITS 1,014,000
INDUSTRIAL REITS - 16 .2%
24,500 Duke Realty Corp 1,180,900
4,600 EastGroup Properties, Inc 663,964
4,500 Innovative Industrial Properties, Inc 398,250
51,000 Prologis, Inc 5,181,600
54,500 Rexford Industrial Realty, Inc 2,834,000
19,000 Terreno Realty Corp 1,006,810
TOTAL INDUSTRIAL REITS 11,265,524
INTERNET SERVICES & INFRASTRUCTURE - 0 .2%
31,000 * Cyxtera Technologies, Inc 126,480
TOTAL INTERNET SERVICES & INFRASTRUCTURE 126,480
OFFICE REITS - 5 .7%
12,500 Alexandria Real Estate Equities, Inc 1,752,375
13,200 Boston Properties, Inc 989,604
9,800 Kilroy Realty Corp 412,678
10,100 SL Green Realty Corp 405,616
18,500 Vornado Realty Trust 428,460
TOTAL OFFICE REITS 3,988,733
REAL ESTATE OPERATING COMPANIES - 0 .6%
21,250 DigitalBridge Group, Inc 265,838
20,700 Tricon Residential, Inc 179,055
TOTAL REAL ESTATE OPERATING COMPANIES 444,893
RESIDENTIAL REITS - 25 .2%
64,000 American Homes 4 Rent 2,099,840
19,200 AvalonBay Communities, Inc 3,536,448
30,000 Equity Lifestyle Properties, Inc 1,885,200
45,000 Equity Residential 3,024,900
8,600 Essex Property Trust, Inc 2,083,178
29,000 Independence Realty Trust, Inc 485,170
54,477 Ingenia Communities Group 129,755
12,000 Invitation Homes, Inc 405,240
4,700 Mid-America Apartment Communities, Inc 728,829
7,000 NexPoint Residential Trust, Inc 323,470
17,400 Sun Communities, Inc 2,354,742
11,500 UDR, Inc 479,665
TOTAL RESIDENTIAL REITS 17,536,437
RETAIL REITS - 15 .2%
4,600 Agree Realty Corp 310,868
61,500 Brixmor Property Group, Inc 1,135,905
86,000 Kimco Realty Corp 1,583,260

Portfolio of investments
(unaudited)
TIAA-CREF Life Real Estate Securities Fund September 30, 2022

TIAA-CREF Life Funds
concluded
SHARES COMPANY VALUE
RETAIL REITS—continued
52,000 Kite Realty Group Trust $ 895,440
22,000 Realty Income Corp 1,280,400
19,700 Regency Centers Corp 1,060,845
40,500 Simon Property Group, Inc 3,634,875
16,200 SITE Centers Corp 173,502
14,000 Spirit Realty Capital, Inc 506,240
TOTAL RETAIL REITS 10,581,335
SPECIALIZED REITS - 28 .4%
22,600 American Tower Corp 4,852,220
15,600 Crown Castle International Corp 2,254,980
10,500 Digital Realty Trust, Inc 1,041,390
4,700 Equinix, Inc 2,673,548
7,500 Extra Space Storage, Inc 1,295,325
9,500 Gaming and Leisure Properties, Inc 420,280
11,500 Life Storage, Inc 1,273,740
18,300 National Storage Affiliates Trust 760,914
8,100 Public Storage, Inc 2,371,761
3,500 SBA Communications Corp 996,275
23,000 VICI Properties, Inc 686,550
39,000 Weyerhaeuser Co 1,113,840
TOTAL SPECIALIZED REITS 19,740,823
TOTAL COMMON STOCKS 68,786,514
(Cost $55,287,173)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1 .0%
$ 690,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 690,000
TOTAL REPURCHASE AGREEMENT 690,000
TOTAL SHORT-TERM INVESTMENTS 690,000
(Cost $690,000)
TOTAL INVESTMENTS - 99.9% 69,476,514
(Cost $55,977,173)
OTHER ASSETS & LIABILITIES, NET - 0.1% 68,180
NET ASSETS - 100.0% $ 69,544,694
REIT Real Estate Investment Trust
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $690,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $703,914.

TIAA-CREF Life Small-Cap Equity Fund September 30, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Life Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 97.9%
AUTOMOBILES & COMPONENTS - 1 .1%
2,840 * Fox Factory Holding Corp $ 224,587
17,500 * Goodyear Tire & Rubber Co 176,575
8,030 * Tenneco, Inc 139,642
1,030 * XPEL, Inc 66,373
TOTAL AUTOMOBILES & COMPONENTS 607,177
BANKS - 11 .9%
2,130 Amalgamated Financial Corp 48,032
1,190 Ameris Bancorp 53,205
8,190 Associated Banc-Corp 164,455
3,770 * Axos Financial, Inc 129,047
2,991 Bank of NT Butterfield & Son Ltd 97,088
2,962 Banner Corp 174,995
11,960 Cadence BanCorp 303,904
5,594 Cathay General Bancorp 215,145
3,280 Central Pacific Financial Corp 67,863
6,660 Columbia Banking System, Inc 192,408
3,422 ConnectOne Bancorp, Inc 78,911
3,833 * Customers Bancorp, Inc 112,997
7,670 CVB Financial Corp 194,205
3,670 Eagle Bancorp, Inc 164,490
3,930 Enact Holdings, Inc 87,128
2,130 Enterprise Financial Services Corp 93,805
6,451 Essent Group Ltd 224,946
674 Federal Agricultural Mortgage Corp (FAMC) 66,820
3,650 First Busey Corp 80,227
2,060 First Financial Corp 93,091
5,510 First Foundation, Inc 99,951
3,445 First Interstate Bancsystem, Inc 139,006
3,355 First Merchants Corp 129,771
5,580 Hancock Whitney Corp 255,620
2,610 Heartland Financial USA, Inc 113,170
3,910 Heritage Commerce Corp 44,339
8,640 Home Bancshares, Inc 194,486
2,940 Horizon Bancorp 52,802
1,694 Independent Bank Corp 32,355
3,629 Lakeland Bancorp, Inc 58,100
940 Meta Financial Group, Inc 30,982
1,660 * Metropolitan Bank Holding Corp 106,838
2,900 National Bank Holdings Corp 107,271
8,711 * NMI Holdings, Inc 177,443
5,795 OceanFirst Financial Corp 108,019
9,565 OFG Bancorp 240,369
8,080 Old National Bancorp 133,078
5,650 Pacific Premier Bancorp, Inc 174,924
1,220 Peapack Gladstone Financial Corp 41,053
550 Preferred Bank 35,877
994 Premier Financial Corp 25,546
1,244 QCR Holdings, Inc 63,369
14,987 Radian Group, Inc 289,099
4,790 Renasant Corp 149,831
4,870 Towne Bank 130,662
920 Trico Bancshares 41,078
9,053 United Community Banks, Inc 299,654
5,810 Washington Federal, Inc 174,184
3,630 WesBanco, Inc 121,133
2,410 Westamerica Bancorporation 126,019
TOTAL BANKS 6,338,791

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 10 .3%
5,140 Altra Industrial Motion Corp $ 172,807
2,370 Applied Industrial Technologies, Inc 243,589
3,418 * Atkore International Group, Inc 265,955
4,971 Comfort Systems USA, Inc 483,827
2,970 * Construction Partners Inc 77,903
978 CSW Industrials, Inc 117,164
1,530 Encore Wire Corp 176,776
4,090 * Energy Recovery, Inc 88,917
10,370 *,e Enovix Corp 190,134
1,767 EnPro Industries, Inc 150,160
3,990 * Evoqua Water Technologies Corp 131,949
6,501 Federal Signal Corp 242,617
9,190 * Fluor Corp 228,739
1,400 Franklin Electric Co, Inc 114,394
1,250 H&E Equipment Services, Inc 35,425
9,830 * Janus International Group, Inc 87,684
3,330 Kennametal, Inc 68,531
1,110 McGrath RentCorp 93,085
12,714 * MRC Global, Inc 91,414
3,682 Mueller Industries, Inc 218,858
15,390 * NOW, Inc 154,669
1,200 * NV5 Global Inc 148,584
4,280 * Parsons Corp 167,776
7,180 * PGT Innovations, Inc 150,493
190 Quanex Building Products Corp 3,450
3,800 Rush Enterprises, Inc (Class A) 166,668
1,700 * SPX Technologies, Inc 93,874
910 Standex International Corp 74,301
9,200 * Stem, Inc 122,728
4,190 Terex Corp 124,611
2,920 * Titan Machinery, Inc 82,519
910 Triton International Ltd 49,804
9,690 * Triumph Group, Inc 83,237
3,660 UFP Industries, Inc 264,106
4,550 Wabash National Corp 70,798
6,560 * WillScot Mobile Mini Holdings Corp 264,565
8,035 Zurn Water Solutions Corp 196,858
TOTAL CAPITAL GOODS 5,498,969
COMMERCIAL & PROFESSIONAL SERVICES - 2 .7%
850 Brink's Co 41,174
4,490 * CBIZ, Inc 192,082
2,353 Exponent, Inc 206,288
8,230 * First Advantage Corp 105,591
1,650 * Franklin Covey Co 74,893
2,050 Heidrick & Struggles International, Inc 53,280
2,300 * Huron Consulting Group, Inc 152,375
1,620 ICF International, Inc 176,612
4,680 KBR, Inc 202,270
2,188 Kforce, Inc 128,326
800 Korn/Ferry International 37,560
4,500 * TrueBlue, Inc 85,860
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,456,311
CONSUMER DURABLES & APPAREL - 1 .8%
9,910 * Callaway Golf Co 190,867
5,290 Clarus Corp 71,256
3,620 * Crocs, Inc 248,549
1,400 Ethan Allen Interiors, Inc 29,596
3,704 * Skyline Champion Corp 195,830
2,670 Steven Madden Ltd 71,209

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
6,290 * Taylor Morrison Home Corp $ 146,683
TOTAL CONSUMER DURABLES & APPAREL 953,990
CONSUMER SERVICES - 3 .2%
240 * Biglari Holdings, Inc (B Shares) 27,744
4,510 Bloomin' Brands, Inc 82,668
1,362 Bluegreen Vacations Holding Corp 22,500
1,670 Carriage Services, Inc 53,707
6,000 * Coursera, Inc 64,680
4,650 * Dave & Buster's Entertainment, Inc 144,290
3,840 * Denny's Corp 36,134
1,970 * Duolingo, Inc 187,603
8,380 * Everi Holdings, Inc 135,924
80 Graham Holdings Co 43,038
5,620 * Hilton Grand Vacations, Inc 184,842
8,710 e International Game Technology plc 137,618
4,290 * Portillo's, Inc 84,470
6,160 * PowerSchool Holdings, Inc 102,810
5,760 Ruth's Hospitality Group Inc 97,114
3,530 Texas Roadhouse, Inc (Class A) 308,028
TOTAL CONSUMER SERVICES 1,713,170
DIVERSIFIED FINANCIALS - 3 .2%
3,080 A-Mark Precious Metals, Inc 87,441
3,730 Artisan Partners Asset Management, Inc 100,449
42,640 BGC Partners, Inc (Class A) 133,890
6,360 Broadmark Realty Capital, Inc 32,500
2,100 Cohen & Steers, Inc 131,523
5,773 Cowen Group, Inc 223,069
4,920 * Enova International, Inc 144,008
4,050 * Green Dot Corp 76,869
11,120 * LendingClub Corp 122,876
10,480 Navient Corp 153,951
5,600 * Open Lending Corp 45,024
1,470 Piper Jaffray Cos 153,968
4,210 Sculptor Capital Management, Inc 37,216
3,380 StepStone Group, Inc 82,844
2,610 Victory Capital Holdings, Inc 60,839
810 Virtus Investment Partners, Inc 129,211
TOTAL DIVERSIFIED FINANCIALS 1,715,678
ENERGY - 6 .6%
3,510 * Ardmore Shipping Corp 32,046
15,460 Berry Petroleum Co LLC 115,950
6,067 Brigham Minerals, Inc 149,673
3,780 Chesapeake Energy Corp 356,114
7,000 CVR Energy, Inc 202,860
6,680 Delek US Holdings, Inc 181,295
1,600 * Denbury, Inc 138,016
6,640 * Diamond Offshore Drilling, Inc 44,023
13,770 * Liberty Oilfield Services, Inc 174,604
4,010 Murphy Oil Corp 141,032
17,030 * NexTier Oilfield Solutions, Inc 126,022
49,390 Nordic American Tankers Ltd 131,871
3,370 Ovintiv, Inc 155,020
9,465 * Par Pacific Holdings, Inc 155,321
13,783 * PBF Energy, Inc 484,610
730 PDC Energy, Inc 42,187
21,380 * Permian Resources Corp 145,384
16,350 RPC, Inc 113,305
5,460 * Talos Energy, Inc 90,909

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
2,180 * Teekay Tankers Ltd $ 60,037
33,699 *,e Tellurian, Inc 80,541
5,980 * US Silica Holdings, Inc 65,481
2,570 * Valaris Ltd 125,776
6,150 * Weatherford International Ltd 198,583
TOTAL ENERGY 3,510,660
FOOD & STAPLES RETAILING - 1 .1%
4,022 Andersons, Inc 124,803
2,183 *,d BJ's Wholesale Club Holdings, Inc 158,944
4,110 * Chefs' Warehouse Holdings, Inc 119,067
3,544 * Performance Food Group Co 152,215
7,330 *,e Rite Aid Corp 36,283
TOTAL FOOD & STAPLES RETAILING 591,312
FOOD, BEVERAGE & TOBACCO - 2 .4%
2,744 Calavo Growers, Inc 87,122
3,380 Cal-Maine Foods, Inc 187,894
270 Coca-Cola Consolidated Inc 111,167
4,110 * Duckhorn Portfolio, Inc 59,307
7,085 * Hostess Brands, Inc 164,656
990 MGP Ingredients, Inc 105,098
13,870 Primo Water Corp 174,069
13,760 * SunOpta, Inc 125,216
4,250 * TreeHouse Foods, Inc 180,285
1,450 Universal Corp 66,758
1,880 * Vital Farms, Inc 22,504
TOTAL FOOD, BEVERAGE & TOBACCO 1,284,076
HEALTH CARE EQUIPMENT & SERVICES - 7 .6%
10,450 * 1Life Healthcare, Inc 179,218
6,510 * AdaptHealth Corp 122,258
7,370 * Allscripts Healthcare Solutions, Inc 112,245
530 * AMN Healthcare Services, Inc 56,159
4,024 * Avanos Medical, Inc 87,643
3,230 * Axonics Modulation Technologies, Inc 227,521
7,250 * Cardiovascular Systems, Inc 100,485
7,330 * Cross Country Healthcare, Inc 207,952
11,040 * DocGo, Inc 109,517
6,160 * Evolent Health, Inc 221,329
4,370 * Health Catalyst, Inc 42,389
2,774 * HealthStream, Inc 58,975
12,800 * Hims & Hers Health, Inc 71,424
2,100 * Integer Holding Corp 130,683
4,481 * Lantheus Holdings, Inc 315,149
3,600 * Meridian Bioscience, Inc 113,508
3,740 * Merit Medical Systems, Inc 211,347
1,140 * ModivCare, Inc 113,635
6,760 * Neogen Corp 94,437
4,880 * NextGen Healthcare, Inc 86,376
9,430 * Option Care Health, Inc 296,762
3,740 Patterson Cos, Inc 89,835
5,240 * Phreesia, Inc 133,515
4,210 * Privia Health Group, Inc 143,393
3,140 * PROCEPT BioRobotics Corp 130,184
5,300 * Progyny, Inc 196,418
2,400 * RadNet, Inc 48,840
1,170 * Shockwave Medical Inc 325,342
690 * Tenet Healthcare Corp 35,590
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,062,129

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
9,310 * BellRing Brands, Inc $ 191,879
6,022 * elf Beauty, Inc 226,548
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 418,427
INSURANCE - 1 .2%
1,159 American Equity Investment Life Holding Co 43,219
1,830 Employers Holdings, Inc 63,117
50,390 * Genworth Financial, Inc (Class A) 176,365
2,500 Selective Insurance Group, Inc 203,500
3,090 Stewart Information Services Corp 134,847
3,096 Universal Insurance Holdings, Inc 30,496
TOTAL INSURANCE 651,544
MATERIALS - 3 .7%
800 AdvanSix, Inc 25,680
1,050 American Vanguard Corp 19,635
3,910 * Aspen Aerogels, Inc 36,050
4,920 Commercial Metals Co 174,562
12,620 * Constellium SE 127,967
543 Innospec, Inc 46,519
1,210 * Intrepid Potash, Inc 47,880
6,310 * LSB Industries, Inc 89,917
2,404 Materion Corp 192,320
3,100 Myers Industries, Inc 51,057
14,690 * O-I Glass, Inc 190,235
1,490 Olympic Steel, Inc 33,987
1,230 * Piedmont Lithium, Inc 65,793
7,170 * Rayonier Advanced Materials, Inc 22,585
5,090 Ryerson Holding Corp 131,017
4,080 Schnitzer Steel Industries, Inc (Class A) 116,117
5,750 Schweitzer-Mauduit International, Inc 126,960
2,810 Sensient Technologies Corp 194,845
785 Stepan Co 73,531
2,400 Sylvamo Corp 81,360
10,140 Tronox Holdings plc 124,215
TOTAL MATERIALS 1,972,232
MEDIA & ENTERTAINMENT - 2 .2%
5,441 * Cargurus, Inc 77,099
5,720 * Cars.com, Inc 65,780
24,530 * Clear Channel 33,606
12,810 Entravision Communications Corp (Class A) 50,856
7,460 * Integral Ad Science Holding Corp 54,010
3,919 * Liberty Braves Group (Class C) 107,773
9,990 * Magnite, Inc 65,634
6,320 * PubMatic, Inc 105,102
6,080 Sinclair Broadcast Group, Inc (Class A) 109,987
13,020 TEGNA, Inc 269,254
7,070 * WideOpenWest, Inc 86,749
4,220 * Yelp, Inc 143,100
TOTAL MEDIA & ENTERTAINMENT 1,168,950
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10 .9%
2,430 * Acadia Pharmaceuticals, Inc 39,755
35,790 * ADMA Biologics, Inc 86,970
35,401 * Agenus, Inc 72,572
8,170 * Alkermes plc 182,436
4,720 * Amphastar Pharmaceuticals, Inc 132,632
5,040 * Amylyx Pharmaceuticals, Inc 141,876
5,500 * Arcutis Biotherapeutics, Inc 105,105
1,290 * Arrowhead Pharmaceuticals Inc 42,634

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
16,860 * BioCryst Pharmaceuticals, Inc $ 212,436
16,920 *,e Bluebird Bio, Inc 107,104
5,680 * C4 Therapeutics, Inc 49,814
3,283 * CareDx, Inc 55,877
14,900 * Catalyst Pharmaceuticals, Inc 191,167
5,750 * ChemoCentryx, Inc 297,045
7,190 * Chinook Therapeutics, Inc 141,355
9,420 * Codexis, Inc 57,085
6,660 * Cogent Biosciences, Inc 99,367
4,650 * Coherus Biosciences, Inc 44,686
2,870 * Crinetics Pharmaceuticals, Inc 56,367
21,820 * CTI BioPharma Corp 126,992
10,100 * Cytek Biosciences, Inc 148,672
5,220 * Day One Biopharmaceuticals, Inc 104,557
5,630 * Deciphera Pharmaceuticals, Inc 104,155
12,030 * Dynavax Technologies Corp 125,593
6,130 * Editas Medicine, Inc 75,031
10,250 * Evolus, Inc 82,512
5,200 * Global Blood Therapeutics, Inc 354,120
5,570 * Gossamer Bio, Inc 66,729
3,044 * Harmony Biosciences Holdings, Inc 134,819
3,260 * Ideaya Biosciences, Inc 48,639
5,850 *,e Intercept Pharmaceuticals, Inc 81,608
3,440 * Intra-Cellular Therapies, Inc 160,063
15,230 * Iovance Biotherapeutics, Inc 145,903
3,086 * Ironwood Pharmaceuticals, Inc 31,971
12,297 * IVERIC bio, Inc 220,608
15,190 * Karyopharm Therapeutics, Inc 82,937
13,980 * Kezar Life Sciences, Inc 120,368
13,210 *,e MannKind Corp 40,819
17,890 * Mersana Therapeutics, Inc 120,936
3,380 * Morphic Holding, Inc 95,654
6,910 * NGM Biopharmaceuticals Inc 90,383
8,770 * Nkarta, Inc 115,413
7,720 * Nurix Therapeutics, Inc 100,592
2,185 Phibro Animal Health Corp 29,039
3,420 * Prometheus Biosciences, Inc 201,814
3,440 * Protagonist Therapeutics, Inc 28,999
3,900 * RAPT Therapeutics, Inc 93,834
5,230 *,e Recursion Pharmaceuticals, Inc 55,647
4,180 * Revance Therapeutics, Inc 112,860
20,320 * Rigel Pharmaceuticals, Inc 23,978
24,045 * Sangamo Therapeutics Inc 117,821
3,217 * Travere Therapeutics, Inc 79,267
8,550 * Vanda Pharmaceuticals, Inc 84,474
4,950 * Vir Biotechnology, Inc 95,436
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,818,526
REAL ESTATE - 5 .9%
2,840 Agree Realty Corp 191,927
4,880 Alexander & Baldwin, Inc 80,910
8,710 Apple Hospitality REIT, Inc 122,462
12,460 * Ashford Hospitality Trust, Inc 84,853
11,360 * Cushman & Wakefield plc 130,072
10,580 DiamondRock Hospitality Co 79,456
1,371 EastGroup Properties, Inc 197,890
9,620 Essential Properties Realty Trust, Inc 187,109
10,920 Macerich Co 86,705
3,400 Marcus & Millichap, Inc 111,452
4,997 National Storage Affiliates Trust 207,775
3,410 Office Properties Income Trust 47,910

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
6,340 Outfront Media, Inc $ 96,305
18,650 Paramount Group, Inc 116,189
7,420 Phillips Edison & Co, Inc 208,131
6,400 Piedmont Office Realty Trust, Inc 67,584
4,900 PotlatchDeltic Corp 201,096
11,060 Retail Opportunities Investment Corp 152,186
10,730 RLJ Lodging Trust 108,588
18,880 Service Properties Trust 97,987
5,826 STAG Industrial, Inc 165,633
12,210 Summit Hotel Properties, Inc 82,051
10,910 Tanger Factory Outlet Centers, Inc 149,249
9,110 Whitestone REIT 77,071
5,520 Xenia Hotels & Resorts, Inc 76,121
TOTAL REAL ESTATE 3,126,712
RETAILING - 1 .5%
3,250 Academy Sports & Outdoors, Inc 137,085
1,550 * Boot Barn Holdings, Inc 90,613
14,350 * CarParts.com, Inc 74,190
2,830 Designer Brands, Inc 43,327
5,920 Macy's, Inc 92,766
3,220 * MarineMax, Inc 95,924
3,710 Monro Muffler, Inc 161,237
16,720 * RealReal, Inc 25,080
1,710 Rent-A-Center, Inc 29,942
2,250 * Sally Beauty Holdings, Inc 28,350
580 Signet Jewelers Ltd 33,170
TOTAL RETAILING 811,684
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .2%
2,870 *,e Credo Technology Group Holding Ltd 31,570
3,893 * Lattice Semiconductor Corp 191,574
2,880 * MACOM Technology Solutions Holdings, Inc 149,155
4,780 * MaxLinear, Inc 155,923
9,590 * Photronics, Inc 140,206
4,750 * Rambus, Inc 120,745
4,170 * Semtech Corp 122,640
6,740 *,e SunPower Corp 155,290
6,480 * Veeco Instruments, Inc 118,714
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,185,817
SOFTWARE & SERVICES - 7 .3%
8,090 * ACI Worldwide, Inc 169,081
4,750 *,e Alkami Technology, Inc 71,487
17,400 * AvidXchange Holdings, Inc 146,508
9,630 * Box, Inc 234,876
4,740 * Brightcove, Inc 29,862
3,320 * ChannelAdvisor Corp 75,231
5,860 *,e Clear Secure, Inc 133,960
17,240 * Conduent, Inc 57,582
2,760 * Domo, Inc 49,652
6,490 * EngageSmart, Inc 134,278
2,100 * ExlService Holdings, Inc 309,456
6,620 * Flywire Corp 151,995
9,050 * Grid Dynamics Holdings, Inc 169,507
4,880 * International Money Express Inc 111,215
8,310 * KnowBe4, Inc 172,931
3,120 * Pagerduty, Inc 71,978
23,430 * Payoneer Global, Inc 141,752
3,868 Progress Software Corp 164,583
2,180 * Qualys, Inc 303,870

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,115 * Rapid7, Inc $ 47,834
11,940 * Repay Holdings Corp 84,296
3,510 * Sprout Social, Inc 212,987
1,800 * SPS Commerce, Inc 223,614
15,430 * Sumo Logic, Inc 115,725
5,776 * Tenable Holdings, Inc 201,005
7,800 * Varonis Systems, Inc 206,856
16,710 *,e Zeta Global Holdings Corp 110,453
TOTAL SOFTWARE & SERVICES 3,902,574
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
3,710 Belden CDT, Inc 222,674
3,270 * Coherent Corp 113,960
18,290 * CommScope Holding Co, Inc 168,451
13,622 * Extreme Networks, Inc 178,040
2,090 * Fabrinet 199,490
6,510 * Knowles Corp 79,227
1,059 * OSI Systems, Inc 76,312
5,220 * Ribbon Communications, Inc 11,588
8,031 * Sanmina Corp 370,068
1,180 * Scansource, Inc 31,164
3,400 * Super Micro Computer, Inc 187,238
10,770 Vishay Intertechnology, Inc 191,598
886 * Vishay Precision Group, Inc 26,217
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,856,027
TELECOMMUNICATION SERVICES - 0 .7%
3,050 * Bandwidth Inc 36,295
5,890 * EchoStar Corp (Class A) 97,008
56,170 * Globalstar, Inc 89,310
7,300 * Gogo, Inc 88,476
9,380 * Radius Global Infrastructure, Inc 88,360
TOTAL TELECOMMUNICATION SERVICES 399,449
TRANSPORTATION - 1 .9%
2,881 ArcBest Corp 209,535
2,331 Forward Air Corp 210,396
3,581 * Hub Group, Inc (Class A) 247,018
12,990 Safe Bulkers, Inc 32,085
1,070 * Saia, Inc 203,300
6,354 Spirit Airlines, Inc 119,582
TOTAL TRANSPORTATION 1,021,916
UTILITIES - 4 .2%
5,170 Avista Corp 191,548
3,878 Black Hills Corp 262,657
5,895 Brookfield Infrastructure Corp 239,926
3,088 Clearway Energy, Inc (Class A) 89,861
6,020 Clearway Energy, Inc (Class C) 191,737
3,391 Northwest Natural Holding Co 147,102
3,945 NorthWestern Corp 194,410
3,180 Otter Tail Corp 195,634
4,815 Portland General Electric Co 209,260
8,641 South Jersey Industries, Inc 288,782
700 Southwest Gas Holdings Inc 48,825
4,139 * Sunnova Energy International, Inc 91,389
1,490 Unitil Corp 69,210
TOTAL UTILITIES 2,220,341
TOTAL COMMON STOCKS 52,286,462
(Cost $52,141,002)

Portfolio of investments
(unaudited)
TIAA-CREF Life Small-Cap Equity Fund September 30, 2022

TIAA-CREF Life Funds
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 4.3%
REPURCHASE AGREEMENT - 2 .4%
$ 1,280,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 $ 1,280,000
TOTAL REPURCHASE AGREEMENT 1,280,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .9%
1,024,639 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 1,024,639
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,024,639
TOTAL SHORT-TERM INVESTMENTS 2,304,639
(Cost $2,304,639)
TOTAL INVESTMENTS - 102.2% 54,591,101
(Cost $54,445,641)
OTHER ASSETS & LIABILITIES, NET - (2.2)% (1,182,746)
NET ASSETS - 100.0% $ 53,408,355
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,183,768.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $1,280,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 5/31/26, valued at $1,305,647.
Futures contracts outstanding as of September 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 13 12/16/22  $ 1,176,981 $ 1,085,370 $ (91,611)

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2 .5%
2,376 * American Axle & Manufacturing Holdings, Inc $ 16,228
1,428 * Aptiv plc 111,684
114 BorgWarner, Inc 3,580
3,330 *,e Lordstown Motors Corp 6,094
414 * Modine Manufacturing Co 5,357
6,293 * Tesla, Inc 1,669,218
TOTAL AUTOMOBILES & COMPONENTS 1,812,161
BANKS - 3 .0%
564 Bank OZK 22,312
618 Berkshire Hills Bancorp, Inc 16,871
53 Camden National Corp 2,258
10,598 Citigroup, Inc 441,619
6,052 Citizens Financial Group, Inc 207,947
1,396 Comerica, Inc 99,256
18 Commerce Bancshares, Inc 1,191
599 * Customers Bancorp, Inc 17,659
89 Federal Agricultural Mortgage Corp (FAMC) 8,823
136 First Busey Corp 2,989
577 First Republic Bank 75,327
16 FNB Corp 186
67 Hancock Whitney Corp 3,069
108 Heritage Financial Corp 2,859
231 HomeStreet, Inc 6,655
3,688 Huntington Bancshares, Inc 48,608
2,786 Keycorp 44,632
329 Live Oak Bancshares, Inc 10,067
180 * Mr Cooper Group, Inc 7,290
333 National Bank Holdings Corp 12,318
5 NBT Bancorp, Inc 190
145 Old National Bancorp 2,388
673 Pinnacle Financial Partners, Inc 54,580
2,984 PNC Financial Services Group, Inc 445,869
8,735 Regions Financial Corp 175,311
248 * SVB Financial Group 83,273
277 * The Bancorp, Inc 6,089
49 Trico Bancshares 2,188
6,620 Truist Financial Corp 288,235
9 Umpqua Holdings Corp 154
182 Univest Financial Corp 4,273
49 Westamerica Bancorporation 2,562
693 Zions Bancorporation 35,246
TOTAL BANKS 2,132,294
CAPITAL GOODS - 5 .3%
2,720 3M Co 300,560
17 Acuity Brands, Inc 2,677
1,093 * Axon Enterprise, Inc 126,515
66 * Bloom Energy Corp 1,319
3,121 Carrier Global Corp 110,983
2,971 Caterpillar, Inc 487,482
467 Cummins, Inc 95,039
856 Curtiss-Wright Corp 119,121
1,548 Deere & Co 516,862
2,303 Eaton Corp 307,128
633 Emerson Electric Co 46,348
1,556 Fastenal Co 71,638
1,269 Fortive Corp 73,983
151 Herc Holdings, Inc 15,686

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,866 Hexcel Corp $ 96,509
27 IDEX Corp 5,396
2,457 Illinois Tool Works, Inc 443,857
4,061 Johnson Controls International plc 199,882
2,201 Masco Corp 102,765
1,280 * Mercury Systems, Inc 51,968
68 Moog, Inc (Class A) 4,784
52 * MYR Group, Inc 4,406
75 Owens Corning, Inc 5,896
766 PACCAR, Inc 64,107
481 Rockwell Automation, Inc 103,468
116 Snap-On, Inc 23,357
882 Trane Technologies plc 127,722
1,280 * Triumph Group, Inc 10,995
386 * United Rentals, Inc 104,266
267 * Vectrus, Inc 9,452
169 W.W. Grainger, Inc 82,673
54 * WESCO International, Inc 6,446
484 Woodward Inc 38,846
475 Xylem, Inc 41,496
TOTAL CAPITAL GOODS 3,803,632
COMMERCIAL & PROFESSIONAL SERVICES - 1 .4%
205 ACCO Brands Corp 1,004
27 * ASGN Inc 2,440
207 Cintas Corp 80,355
3,650 * Copart, Inc 388,360
47 Heidrick & Struggles International, Inc 1,222
1,863 * KAR Auction Services, Inc 20,810
478 Kelly Services, Inc (Class A) 6,496
691 Robert Half International, Inc 52,861
1,537 TransUnion 91,436
33 * TriNet Group, Inc 2,350
177 Verisk Analytics, Inc 30,184
1,861 Waste Management, Inc 298,151
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 975,669
CONSUMER DURABLES & APPAREL - 1 .2%
643 DR Horton, Inc 43,306
468 Ethan Allen Interiors, Inc 9,894
739 * GoPro, Inc 3,643
200 * Green Brick Partners, Inc 4,276
13 Hasbro, Inc 876
325 * iRobot Corp 18,307
264 * Lovesac Co 5,380
348 * Lululemon Athletica, Inc 97,287
144 Newell Brands Inc 2,000
6,054 Nike, Inc (Class B) 503,209
24 * NVR, Inc 95,690
1,740 * Sonos, Inc 24,186
680 *,e Traeger, Inc 1,918
1,145 * Tupperware Brands Corp 7,500
709 VF Corp 21,206
TOTAL CONSUMER DURABLES & APPAREL 838,678
CONSUMER SERVICES - 2 .4%
259 ADT, Inc 1,940
389 * American Public Education, Inc 3,555
275 * Booking Holdings, Inc 451,883
430 * Bright Horizons Family Solutions 24,790
356 Carriage Services, Inc 11,449

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
1,038 * Dave & Buster's Entertainment, Inc $ 32,209
306 Domino's Pizza, Inc 94,921
372 * El Pollo Loco Holdings, Inc 3,318
17 Graham Holdings Co 9,146
3,214 Hilton Worldwide Holdings, Inc 387,673
384 * Planet Fitness, Inc 22,141
35 * Shake Shack, Inc 1,574
941 * Six Flags Entertainment Corp 16,656
6,440 Starbucks Corp 542,634
1,155 * Terminix Global Holdings, Inc 44,225
244 Vail Resorts, Inc 52,616
983 Wendy's 18,372
1,174 * WW International Inc 4,614
TOTAL CONSUMER SERVICES 1,723,716
DIVERSIFIED FINANCIALS - 7 .4%
2,331 Ally Financial, Inc 64,872
3,654 American Express Co 492,961
766 Ameriprise Financial, Inc 192,994
6,421 Bank of New York Mellon Corp 247,337
837 BlackRock, Inc 460,584
7,919 Charles Schwab Corp 569,139
1,626 CME Group, Inc 288,013
4,070 Discover Financial Services 370,044
114 Factset Research Systems, Inc 45,613
1,812 Goldman Sachs Group, Inc 531,007
105 * Green Dot Corp 1,993
4,278 Intercontinental Exchange Group, Inc 386,517
482 Invesco Ltd 6,603
993 Moody's Corp 241,408
6,745 Morgan Stanley 532,922
867 Nasdaq Inc 49,142
1,303 Northern Trust Corp 111,485
65 * PRA Group, Inc 2,136
38 * PROG Holdings, Inc 569
104 Raymond James Financial, Inc 10,277
1,753 S&P Global, Inc 535,279
1,582 State Street Corp 96,201
837 T Rowe Price Group, Inc 87,893
357 Voya Financial, Inc 21,599
TOTAL DIVERSIFIED FINANCIALS 5,346,588
ENERGY - 4 .8%
4,768 Antero Midstream Corp 43,770
2,379 APA Corp 81,338
3,273 Baker Hughes Co 68,602
49 ChampionX Corp 959
2,368 Cheniere Energy, Inc 392,875
5,926 ConocoPhillips 606,467
59 Delek US Holdings, Inc 1,601
1,885 Devon Energy Corp 113,345
156 * DMC Global, Inc 2,493
1,946 EOG Resources, Inc 217,427
2,684 EQT Corp 109,373
1,231 Hess Corp 134,167
12,178 Kinder Morgan, Inc 202,642
8,716 * Kosmos Energy Ltd 45,062
1,192 Marathon Petroleum Corp 118,401
4,253 NOV, Inc 68,813
3,765 Occidental Petroleum Corp 231,359
230 ONEOK, Inc 11,785

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
262 Ovintiv, Inc $ 12,052
1,041 Pioneer Natural Resources Co 225,408
11,534 Schlumberger Ltd 414,071
9,547 * Southwestern Energy Co 58,428
2,564 Valero Energy Corp 273,963
TOTAL ENERGY 3,434,401
FOOD & STAPLES RETAILING - 0 .6%
2,434 * BJ's Wholesale Club Holdings, Inc 177,219
1,046 * Performance Food Group Co 44,926
500 Pricesmart, Inc 28,795
780 SpartanNash Co 22,636
2,479 * Sprouts Farmers Market, Inc 68,792
1,207 * United Natural Foods, Inc 41,485
3,198 * US Foods Holding Corp 84,555
TOTAL FOOD & STAPLES RETAILING 468,408
FOOD, BEVERAGE & TOBACCO - 3 .3%
898 Archer-Daniels-Midland Co 72,244
627 Campbell Soup Co 29,544
13,837 Coca-Cola Co 775,149
173 * Darling International, Inc 11,444
399 Fresh Del Monte Produce, Inc 9,273
4,678 General Mills, Inc 358,382
2,699 Hormel Foods Corp 122,642
1,656 Kellogg Co 115,357
901 McCormick & Co, Inc 64,214
4,853 PepsiCo, Inc 792,301
79 * TreeHouse Foods, Inc 3,351
TOTAL FOOD, BEVERAGE & TOBACCO 2,353,901
HEALTH CARE EQUIPMENT & SERVICES - 5 .7%
467 * Abiomed, Inc 114,723
545 * Align Technology, Inc 112,875
841 * Allscripts Healthcare Solutions, Inc 12,808
786 * Angiodynamics, Inc 16,082
100 * AtriCure, Inc 3,910
13 * Axonics Modulation Technologies, Inc 916
3,201 * Cerus Corp 11,524
1,896 Cigna Corp 526,083
280 * Computer Programs & Systems, Inc 7,806
442 Cooper Cos, Inc 116,644
109 * Covetrus, Inc 2,276
169 Dentsply Sirona, Inc 4,791
2,438 * Dexcom, Inc 196,357
4,544 * Edwards Lifesciences Corp 375,471
1,263 Elevance Health, Inc 573,705
1,838 * Envista Holdings Corp 60,305
154 * Globus Medical, Inc 9,174
1,350 HCA Healthcare, Inc 248,116
747 * Health Catalyst, Inc 7,246
231 * Henry Schein, Inc 15,193
70 * Heska Corp 5,104
1,179 * Hologic, Inc 76,069
990 Humana, Inc 480,338
631 * IDEXX Laboratories, Inc 205,580
110 * Inogen, Inc 2,671
1,889 * Intuitive Surgical, Inc 354,074
493 Laboratory Corp of America Holdings 100,971
301 LeMaitre Vascular, Inc 15,255
85 * LivaNova plc 4,315

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
478 * Merit Medical Systems, Inc $ 27,012
1,173 * NextGen Healthcare, Inc 20,762
476 * Omnicell, Inc 41,426
4,759 * Opko Health, Inc 8,995
667 * OraSure Technologies, Inc 2,528
412 * Orthofix Medical Inc 7,873
170 * Penumbra, Inc 32,232
298 Quest Diagnostics, Inc 36,562
871 Resmed, Inc 190,139
269 * Staar Surgical Co 18,978
339 STERIS plc 56,369
60 * Tactile Systems Technology, Inc 467
186 * Tandem Diabetes Care, Inc 8,900
42 * Teladoc, Inc 1,065
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,113,690
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
3,313 Colgate-Palmolive Co 232,738
697 Kimberly-Clark Corp 78,441
7,452 Procter & Gamble Co 940,815
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,251,994
INSURANCE - 3 .5%
3,500 Aflac, Inc 196,700
1,239 Allstate Corp 154,293
135 Arthur J. Gallagher & Co 23,115
2,818 Chubb Ltd 512,538
11,747 * Genworth Financial, Inc (Class A) 41,115
962 Lincoln National Corp 42,241
2,268 Loews Corp 113,037
3,366 Marsh & McLennan Cos, Inc 502,510
3,140 Progressive Corp 364,899
3,417 Prudential Financial, Inc 293,110
1,634 Travelers Cos, Inc 250,329
162 Willis Towers Watson plc 32,552
TOTAL INSURANCE 2,526,439
MATERIALS - 2 .9%
205 Amcor plc 2,200
140 Aptargroup, Inc 13,304
3,084 Ball Corp 149,019
1,021 * Century Aluminum Co 5,391
539 * Coeur Mining, Inc 1,843
1,267 Dow, Inc 55,659
2,481 Ecolab, Inc 358,306
622 Glatfelter Corp 1,934
753 International Flavors & Fragrances, Inc 68,395
515 Koppers Holdings, Inc 10,702
2,335 Linde plc 629,493
200 Martin Marietta Materials, Inc 64,418
3,420 Mosaic Co 165,289
5,358 Newmont Goldcorp Corp 225,197
2,051 Nucor Corp 219,436
249 PPG Industries, Inc 27,562
27 Reliance Steel & Aluminum Co 4,709
1,882 * Summit Materials, Inc 45,093
283 Trinseo plc 5,184
TOTAL MATERIALS 2,053,134
MEDIA & ENTERTAINMENT - 3 .8%
2,461 * Cinemark Holdings, Inc 29,803

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
13,606 Comcast Corp (Class A) $ 399,064
1,602 Electronic Arts, Inc 185,367
2,025 Gray Television, Inc 28,998
1,398 * iHeartMedia, Inc 10,247
1,361 Interpublic Group of Cos, Inc 34,842
176 John Wiley & Sons, Inc (Class A) 6,611
979 * Liberty Broadband Corp (Class C) 72,250
1,628 * Netflix, Inc 383,296
201 New York Times Co (Class A) 5,779
3,756 Omnicom Group, Inc 236,966
756 * Pinterest, Inc 17,615
60 * Roku, Inc 3,384
119 Scholastic Corp 3,661
724 Sinclair Broadcast Group, Inc (Class A) 13,097
15,765 e Sirius XM Holdings, Inc 90,018
1,784 * Take-Two Interactive Software, Inc 194,456
103 TEGNA, Inc 2,130
2,340 * TripAdvisor, Inc 51,667
1,595 * Vimeo, Inc 6,380
6,537 * Walt Disney Co 616,635
3,690 * Warner Bros Discovery, Inc 42,435
1,165 * Yelp, Inc 39,505
6,047 * ZoomInfo Technologies, Inc 251,918
TOTAL MEDIA & ENTERTAINMENT 2,726,124
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .6%
987 * Aerie Pharmaceuticals, Inc 14,933
2,870 Agilent Technologies, Inc 348,849
637 * Agios Pharmaceuticals, Inc 18,014
2,307 Amgen, Inc 519,998
898 * Atara Biotherapeutics, Inc 3,394
33 * Axsome Therapeutics, Inc 1,472
1,102 * BioCryst Pharmaceuticals, Inc 13,885
618 * BioMarin Pharmaceutical, Inc 52,388
9,194 Bristol-Myers Squibb Co 653,601
886 * Chimerix, Inc 1,710
701 * Collegium Pharmaceutical, Inc 11,230
2,632 Danaher Corp 679,819
2,752 Eli Lilly & Co 889,859
4,201 Gilead Sciences, Inc 259,160
212 * Illumina, Inc 40,448
435 * Insmed, Inc 9,370
209 * Intra-Cellular Therapies, Inc 9,725
823 * IQVIA Holdings, Inc 149,078
357 * Jazz Pharmaceuticals plc 47,585
372 * Karyopharm Therapeutics, Inc 2,031
428 * MacroGenics, Inc 1,481
3,780 Merck & Co, Inc 325,534
75 * Mettler-Toledo International, Inc 81,309
34 * Mirati Therapeutics, Inc 2,375
547 Perrigo Co plc 19,506
842 * Prothena Corp plc 51,051
1,286 *,e Provention Bio, Inc 5,787
128 * Regeneron Pharmaceuticals, Inc 88,175
189 * Repligen Corp 35,364
1,002 * Revance Therapeutics, Inc 27,054
1,460 Thermo Fisher Scientific, Inc 740,497
46 * Ultragenyx Pharmaceutical, Inc 1,905
1,721 * Vertex Pharmaceuticals, Inc 498,298
237 * Waters Corp 63,879
479 West Pharmaceutical Services, Inc 117,872

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,927 Zoetis, Inc $ 434,045
177 *,† Zogenix, Inc 120
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,220,801
REAL ESTATE - 2 .7%
2,426 American Tower Corp 520,862
937 Boston Properties, Inc 70,247
705 Brixmor Property Group, Inc 13,021
1,099 CBRE Group, Inc 74,194
465 City Office REIT, Inc 4,636
589 Crown Castle International Corp 85,140
4,027 DiamondRock Hospitality Co 30,243
42 Douglas Emmett, Inc 753
462 Equinix, Inc 262,804
456 First Industrial Realty Trust, Inc 20,433
1,028 Franklin Street Properties Corp 2,704
2,646 Healthpeak Properties Inc 60,646
20 * Howard Hughes Corp 1,108
355 iStar Inc 3,287
79 * Jones Lang LaSalle, Inc 11,935
63 Kilroy Realty Corp 2,653
3,120 Macerich Co 24,773
5,309 Park Hotels & Resorts, Inc 59,779
99 PotlatchDeltic Corp 4,063
4,081 Prologis, Inc 414,630
783 * Realogy Holdings Corp 6,350
8 RMR Group, Inc 190
141 * Tejon Ranch Co 2,030
826 Ventas, Inc 33,180
2,310 Welltower, Inc 148,579
3,092 Weyerhaeuser Co 88,308
765 Xenia Hotels & Resorts, Inc 10,549
TOTAL REAL ESTATE 1,957,097
RETAILING - 4 .2%
595 * 1-800-FLOWERS.COM, Inc (Class A) 3,862
19 Aaron's Co, Inc 185
204 Advance Auto Parts, Inc 31,893
21 * CarMax, Inc 1,386
9,933 eBay, Inc 365,634
84 * Five Below, Inc 11,564
316 * Genesco, Inc 12,425
288 Hibbett Sports, Inc 14,345
3,342 Home Depot, Inc 922,191
329 * Lands' End, Inc 2,540
547 * Liquidity Services, Inc 8,894
1,013 LKQ Corp 47,763
3,091 Lowe's Companies, Inc 580,521
5,453 Macy's, Inc 85,449
431 * MarineMax, Inc 12,840
6 Pool Corp 1,909
1,979 * Quotient Technology, Inc 4,571
1,685 *,e RealReal, Inc 2,528
577 Ross Stores, Inc 48,624
428 Shoe Carnival, Inc 9,176
2,793 Target Corp 414,453
1,217 * ThredUp, Inc 2,239
5,982 TJX Companies, Inc 371,602
202 Tractor Supply Co 37,548
135 * TravelCenters of America, Inc 7,281
15 Winmark Corp 3,245

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
234 * Zumiez, Inc $ 5,038
TOTAL RETAILING 3,009,706
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .9%
5,424 Applied Materials, Inc 444,388
289 * Cirrus Logic, Inc 19,883
958 * First Solar, Inc 126,715
18,339 Intel Corp 472,596
1,013 Lam Research Corp 370,758
7,376 NVIDIA Corp 895,373
6,316 * ON Semiconductor Corp 393,676
243 * Silicon Laboratories, Inc 29,996
4,093 Texas Instruments, Inc 633,514
162 Universal Display Corp 15,285
1,520 * Wolfspeed, Inc 157,107
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,559,291
SOFTWARE & SERVICES - 17 .4%
2,593 Accenture plc 667,179
1,819 * Adobe, Inc 500,589
115 * Ansys, Inc 25,495
2,117 * Autodesk, Inc 395,456
2,368 Automatic Data Processing, Inc 535,618
634 * Benefitfocus, Inc 4,026
1,093 * Blackline, Inc 65,471
1,702 * Cadence Design Systems, Inc 278,158
573 * ChannelAdvisor Corp 12,984
354 Concentrix Corp 39,517
737 CSG Systems International, Inc 38,973
1,457 Dolby Laboratories, Inc (Class A) 94,923
5,427 * DXC Technology Co 132,853
514 * Elastic NV 36,874
726 * ExlService Holdings, Inc 106,983
3,851 Fidelity National Information Services, Inc 291,020
1,366 * Five9, Inc 102,423
405 * HubSpot, Inc 109,399
4,497 International Business Machines Corp 534,289
1,295 Intuit, Inc 501,579
2,909 Mastercard, Inc (Class A) 827,145
16,334 d Microsoft Corp 3,804,189
1,120 * New Relic, Inc 64,266
1,586 * Nutanix, Inc 33,036
2,532 * Okta, Inc 143,995
136 * OneSpan, Inc 1,171
356 * Paylocity Holding Corp 86,002
6,270 * PayPal Holdings, Inc 539,659
739 * Perficient, Inc 48,050
356 * Rapid7, Inc 15,272
473 Roper Technologies, Inc 170,110
3,829 * Salesforce, Inc 550,763
1,155 * ServiceNow, Inc 436,139
480 * Smartsheet, Inc 16,493
788 * SPS Commerce, Inc 97,893
1,463 * SVMK, Inc 8,500
1,076 * Synopsys, Inc 328,729
761 * Teradata Corp 23,637
401 TTEC Holdings, Inc 17,768
3,585 VMware, Inc (Class A) 381,659
1,016 * WEX, Inc 128,971
2,047 * Workday, Inc 311,594

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
127 * Workiva, Inc $ 9,881
TOTAL SOFTWARE & SERVICES 12,518,731
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .5%
919 Avnet, Inc 33,194
261 Badger Meter, Inc 24,114
826 Benchmark Electronics, Inc 20,468
1,697 * Ciena Corp 68,610
16,140 Cisco Systems, Inc 645,600
3,759 Cognex Corp 155,810
698 CTS Corp 29,072
474 * ePlus, Inc 19,690
827 * Fabrinet 78,937
328 * FARO Technologies, Inc 9,000
21,367 Hewlett Packard Enterprise Co 255,977
15,104 HP, Inc 376,392
508 * Insight Enterprises, Inc 41,864
69 * Itron, Inc 2,906
2,626 * Keysight Technologies, Inc 413,227
483 * Kimball Electronics, Inc 8,283
1,898 * Knowles Corp 23,099
189 * Lumentum Holdings, Inc 12,960
91 Methode Electronics, Inc 3,381
3,648 *,e Microvision, Inc 13,169
45 Motorola Solutions, Inc 10,079
753 National Instruments Corp 28,418
49 * Novanta, Inc 5,667
37 * OSI Systems, Inc 2,666
562 *,e PAR Technology Corp 16,596
265 * Plexus Corp 23,203
633 * Ribbon Communications, Inc 1,405
426 * Rogers Corp 103,041
967 SYNNEX Corp 78,511
5,536 * Trimble Inc 300,439
2,329 * TTM Technologies, Inc 30,696
181 * Vishay Precision Group, Inc 5,356
3,553 Vontier Corp 59,371
2,559 Xerox Holdings Corp 33,472
1,158 * Zebra Technologies Corp (Class A) 303,407
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,238,080
TELECOMMUNICATION SERVICES - 1 .0%
2,146 * Iridium Communications, Inc 95,218
15,789 Verizon Communications, Inc 599,508
TOTAL TELECOMMUNICATION SERVICES 694,726
TRANSPORTATION - 2 .8%
579 ArcBest Corp 42,111
346 * Avis Budget Group, Inc 51,367
704 CH Robinson Worldwide, Inc 67,802
16,125 CSX Corp 429,570
11,307 * Delta Air Lines, Inc 317,274
1,283 Expeditors International of Washington, Inc 113,302
1,448 Norfolk Southern Corp 303,573
641 Old Dominion Freight Line 159,462
3,496 United Parcel Service, Inc (Class B) 564,744
TOTAL TRANSPORTATION 2,049,205
UTILITIES - 3 .4%
3,547 American Electric Power Co, Inc 306,638
2,381 Consolidated Edison, Inc 204,195

Portfolio of investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund September 30, 2022

TIAA-CREF Life Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
249 DTE Energy Co $ 28,647
940 Eversource Energy 73,282
8,299 NextEra Energy, Inc 650,725
2,650 Public Service Enterprise Group, Inc 149,009
2,089 Sempra Energy 313,225
131 South Jersey Industries, Inc 4,378
6,363 Southern Co 432,684
389 UGI Corp 12,576
1,425 WEC Energy Group, Inc 127,438
2,297 Xcel Energy, Inc 147,008
TOTAL UTILITIES 2,449,805
TOTAL COMMON STOCKS 71,258,271
(Cost $52,224,426)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
REPURCHASE AGREEMENT - 1 .1%
$ 790,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 790,000
TOTAL REPURCHASE AGREEMENT 790,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
80,618 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 80,618
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 80,618
TOTAL SHORT-TERM INVESTMENTS 870,618
(Cost $870,618)
TOTAL INVESTMENTS - 100.2% 72,128,889
(Cost $53,095,044)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (125,643)
NET ASSETS - 100.0% $ 72,003,246
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,124.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $790,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.500% and maturity date 2/28/26, valued at $805,877.
Futures contracts outstanding as of September 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 4 12/16/22  $ 783,208 $ 720,300 $ (62,908)

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2 .4%
1,634 * Adient plc $ 45,343
1,752 * American Axle & Manufacturing Holdings, Inc 11,966
4,663 * Aptiv plc 364,693
4,192 BorgWarner, Inc 131,629
2,183 *,e Canoo, Inc 4,093
3,233 *,e Cenntro Electric Group Ltd 3,330
2,264 Dana Inc 25,878
476 * Dorman Products, Inc 39,089
2,668 *,e Fisker, Inc 20,143
66,835 Ford Motor Co 748,552
713 * Fox Factory Holding Corp 56,384
24,556 General Motors Co 788,002
4,153 Gentex Corp 99,008
573 * Gentherm, Inc 28,495
4,933 * Goodyear Tire & Rubber Co 49,774
2,377 Harley-Davidson, Inc 82,910
808 *,e Holley, Inc 3,272
377 LCI Industries, Inc 38,250
1,077 Lear Corp 128,906
4,894 *,e Lordstown Motors Corp 8,956
8,999 *,e Lucid Group, Inc 125,716
3,923 *,e Luminar Technologies, Inc 28,579
772 * Modine Manufacturing Co 9,990
292 * Motorcar Parts of America, Inc 4,444
381 Patrick Industries, Inc 16,703
4,191 *,e QuantumScape Corp 35,246
8,805 * Rivian Automotive, Inc 289,773
2,129 * Solid Power, Inc 11,199
330 Standard Motor Products, Inc 10,725
449 * Stoneridge, Inc 7,611
1,157 * Tenneco, Inc 20,120
43,378 * Tesla, Inc 11,506,015
947 Thor Industries, Inc 66,271
496 * Visteon Corp 52,606
486 Winnebago Industries, Inc 25,860
2,131 *,e Workhorse Group, Inc 6,116
343 * XPEL, Inc 22,103
TOTAL AUTOMOBILES & COMPONENTS 14,917,750
BANKS - 4 .1%
254 1st Source Corp 11,760
95 ACNB Corp 2,854
166 Allegiance Bancshares, Inc 6,911
197 Amalgamated Financial Corp 4,442
442 Amerant Bancorp Inc 10,979
127 American National Bankshares, Inc 4,058
1,222 Ameris Bancorp 54,636
200 Arrow Financial Corp 5,759
2,719 Associated Banc-Corp 54,598
1,279 Atlantic Union Bankshares Corp 38,856
945 * Axos Financial, Inc 32,347
697 Banc of California, Inc 11,131
446 Bancfirst Corp 39,904
117 e Bank First Corp 8,948
120,056 Bank of America Corp 3,625,691
861 Bank of Hawaii Corp 65,539
174 Bank of Marin Bancorp 5,211
1,235 Bank of NT Butterfield & Son Ltd 40,088
2,233 Bank OZK 88,337

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
1,737 BankUnited $ 59,353
511 Banner Corp 30,190
219 Bar Harbor Bankshares 5,808
148 Baycom Corp 2,602
174 BCB Bancorp, Inc 2,928
641 Berkshire Hills Bancorp, Inc 17,499
298 * Blue Foundry Bancorp 3,323
235 Blue Ridge Bankshares, Inc 2,987
717 BOK Financial Corp 63,713
385 * Bridgewater Bancshares, Inc 6,341
1,046 Brookline Bancorp, Inc 12,186
324 Business First Bancshares, Inc 6,976
231 Byline Bancorp, Inc 4,678
3,491 Cadence BanCorp 88,706
59 Cambridge Bancorp 4,705
238 Camden National Corp 10,139
693 Capital Bancorp, Inc 16,008
156 Capital City Bank Group, Inc 4,853
2,332 Capitol Federal Financial 19,356
292 Capstar Financial Holdings, Inc 5,411
641 * Carter Bankshares, Inc 10,320
1,220 Cathay General Bancorp 46,921
470 Central Pacific Financial Corp 9,724
33,111 Citigroup, Inc 1,379,735
167 Citizens & Northern Corp 4,038
8,682 Citizens Financial Group, Inc 298,314
236 City Holding Co 20,931
157 Civista Bancshares, Inc 3,259
226 CNB Financial Corp 5,327
415 * Coastal Financial Corp 16,492
163 Colony Bankcorp Inc 2,124
1,129 Columbia Banking System, Inc 32,617
372 * Columbia Financial, Inc 7,860
2,351 Comerica, Inc 167,156
1,865 Commerce Bancshares, Inc 123,388
1,009 Community Bank System, Inc 60,621
238 Community Trust Bancorp, Inc 9,651
422 ConnectOne Bancorp, Inc 9,731
858 * CrossFirst Bankshares, Inc 11,197
1,101 Cullen/Frost Bankers, Inc 145,574
438 * Customers Bancorp, Inc 12,912
2,357 CVB Financial Corp 59,679
611 Dime Community Bancshares, Inc 17,890
638 Eagle Bancorp, Inc 28,595
2,453 East West Bancorp, Inc 164,694
2,652 Eastern Bankshares, Inc 52,085
375 Enact Holdings, Inc 8,314
147 Enterprise Bancorp, Inc 4,397
424 Enterprise Financial Services Corp 18,673
161 Equity Bancshares, Inc 4,770
105 Esquire Financial Holdings, Inc 3,943
1,785 Essent Group Ltd 62,243
193 Farmers & Merchants Bancorp, Inc 5,186
378 Farmers National Banc Corp 4,948
560 FB Financial Corp 21,398
139 Federal Agricultural Mortgage Corp (FAMC) 13,780
11,764 Fifth Third Bancorp 375,977
335 * Finance Of America Cos, Inc 496
202 Financial Institutions, Inc 4,862
3,399 First Bancorp 46,498
440 First Bancorp 16,095

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
162 First Bancorp, Inc $ 4,463
201 First Bancshares, Inc 6,004
354 First Bank 4,839
586 First Busey Corp 12,880
87 First Business Financial Services, Inc 2,811
219 First Citizens Bancshares, Inc (Class A) 174,637
1,371 First Commonwealth Financial Corp 17,604
242 First Community Bancshares, Inc 7,751
1,705 First Financial Bancorp 35,941
2,288 First Financial Bankshares, Inc 95,707
14 First Financial Corp 633
445 First Foundation, Inc 8,072
106 First Guaranty Bancshares, Inc 2,319
2,293 First Hawaiian, Inc 56,477
9,020 First Horizon National Corp 206,558
85 First Internet Bancorp 2,878
1,459 First Interstate Bancsystem, Inc 58,871
960 First Merchants Corp 37,133
93 First Mid-Illinois Bancshares, Inc 2,973
321 First of Long Island Corp 5,534
3,087 First Republic Bank 403,008
170 * First Western Financial, Inc 4,190
177 Five Star Bancorp 5,020
664 Flagstar Bancorp, Inc 22,178
358 Flushing Financial Corp 6,934
5,298 FNB Corp 61,457
2,673 Fulton Financial Corp 42,233
127 *,e FVCBankcorp, Inc 2,435
325 German American Bancorp, Inc 11,606
1,648 Glacier Bancorp, Inc 80,966
26 Great Southern Bancorp, Inc 1,484
66 Greene County Bancorp, Inc 3,780
28 Guaranty Bancshares, Inc 969
1,685 Hancock Whitney Corp 77,190
484 Hanmi Financial Corp 11,461
1,147 HarborOne Northeast Bancorp, Inc 15,393
429 Heartland Financial USA, Inc 18,601
1,217 Heritage Commerce Corp 13,801
460 Heritage Financial Corp 12,176
1,168 Hilltop Holdings, Inc 29,025
22 Hingham Institution for Savings 5,524
89 Home Bancorp, Inc 3,470
2,960 Home Bancshares, Inc 66,630
314 HomeStreet, Inc 9,046
265 HomeTrust Bancshares, Inc 5,856
1,956 Hope Bancorp, Inc 24,724
501 Horizon Bancorp 8,998
25,248 Huntington Bancshares, Inc 332,769
726 Independent Bank Corp 54,109
308 Independent Bank Corp 5,883
488 Independent Bank Group, Inc 29,958
843 International Bancshares Corp 35,827
164 e John Marshall Bancorp, Inc 4,028
49,804 JPMorgan Chase & Co 5,204,518
2,079 Kearny Financial Corp 22,079
16,007 Keycorp 256,432
584 Lakeland Bancorp, Inc 9,350
525 Lakeland Financial Corp 38,225
485 Live Oak Bancshares, Inc 14,841
341 Luther Burbank Corp 3,962
3,024 M&T Bank Corp 533,192

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
400 Macatawa Bank Corp $ 3,704
226 Mercantile Bank Corp 6,714
232 Merchants Bancorp 5,352
753 Meta Financial Group, Inc 24,819
224 Metrocity Bankshares, Inc 4,399
101 * Metropolitan Bank Holding Corp 6,500
5,143 MGIC Investment Corp 65,933
129 Mid Penn Bancorp, Inc 3,706
324 Midland States Bancorp, Inc 7,637
169 MidWestOne Financial Group, Inc 4,612
1,135 * Mr Cooper Group, Inc 45,967
142 MVB Financial Corp 3,952
535 National Bank Holdings Corp 19,790
669 NBT Bancorp, Inc 25,389
7,178 e New York Community Bancorp, Inc 61,228
140 * Nicolet Bankshares, Inc 9,862
1,272 * NMI Holdings, Inc 25,911
90 Northeast Bank 3,300
643 Northfield Bancorp, Inc 9,201
2,189 Northwest Bancshares, Inc 29,573
714 OceanFirst Financial Corp 13,309
596 OFG Bancorp 14,977
4,862 Old National Bancorp 80,077
432 Old Second Bancorp, Inc 5,638
249 Origin Bancorp, Inc 9,579
111 Orrstown Financial Services, Inc 2,655
1,405 Pacific Premier Bancorp, Inc 43,499
2,138 PacWest Bancorp 48,319
205 Park National Corp 25,518
126 Parke Bancorp, Inc 2,641
144 PCB Bancorp 2,602
290 PCSB Financial Corp 5,200
259 Peapack Gladstone Financial Corp 8,715
399 PennyMac Financial Services, Inc 17,117
532 Peoples Bancorp, Inc 15,391
101 Peoples Financial Services Corp 4,731
1,330 Pinnacle Financial Partners, Inc 107,863
226 * Pioneer Bancorp, Inc 2,152
7,105 PNC Financial Services Group, Inc 1,061,629
1,252 Popular, Inc 90,219
188 Preferred Bank 12,263
586 Premier Financial Corp 15,060
169 Primis Financial Corp 2,050
223 * Professional Holding Corp 5,785
1,690 Prosperity Bancshares, Inc 112,689
741 Provident Bancorp Inc 10,604
1,239 Provident Financial Services, Inc 24,160
190 QCR Holdings, Inc 9,679
2,506 Radian Group, Inc 48,341
104 RBB Bancorp 2,161
91 Red River Bancshares Inc 4,498
16,640 Regions Financial Corp 333,965
769 Renasant Corp 24,054
146 Republic Bancorp, Inc (Class A) 5,592
750 * Republic First Bancorp, Inc 2,122
2,233 Rocket Cos, Inc 14,113
540 S&T Bancorp, Inc 15,827
495 Sandy Spring Bancorp, Inc 17,454
779 Seacoast Banking Corp of Florida 23,549
726 ServisFirst Bancshares, Inc 58,080
130 Shore Bancshares, Inc 2,252

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
192 Sierra Bancorp $ 3,792
1,018 Signature Bank 153,718
533 * Silvergate Capital Corp 40,162
1,550 Simmons First National Corp (Class A) 33,774
116 SmartFinancial, Inc 2,866
138 South Plains Financial Inc 3,803
1,456 South State Corp 115,199
101 * Southern First Bancshares, Inc 4,208
86 Southern Missouri Bancorp, Inc 4,389
432 Southside Bancshares, Inc 15,276
287 Stellar Bancorp, Inc 8,395
346 * Sterling Bancorp, Inc 2,086
421 Stock Yards Bancorp, Inc 28,632
164 Summit Financial Group, Inc 4,418
974 * SVB Financial Group 327,050
2,625 Synovus Financial Corp 98,464
932 * Texas Capital Bancshares, Inc 55,016
143 TFS Financial Corp 1,859
814 * The Bancorp, Inc 17,892
192 * Third Coast Bancshares, Inc 3,285
229 Tompkins Financial Corp 16,630
996 Towne Bank 26,723
618 Trico Bancshares 27,594
513 * Triumph Bancorp, Inc 27,882
22,915 Truist Financial Corp 997,719
277 TrustCo Bank Corp NY 8,703
1,035 Trustmark Corp 31,702
685 UMB Financial Corp 57,739
3,528 Umpqua Holdings Corp 60,294
1,802 United Bankshares, Inc 64,422
1,315 United Community Banks, Inc 43,527
364 Univest Financial Corp 8,547
23,030 US Bancorp 928,570
328 *,e USCB Financial Holdings, Inc 4,300
1,161 e UWM Holdings Corp 3,402
7,103 Valley National Bancorp 76,712
208 * Velocity Financial, Inc 2,255
1,054 Veritex Holdings, Inc 28,026
543 Walker & Dunlop, Inc 45,465
1,098 Washington Federal, Inc 32,918
232 Washington Trust Bancorp, Inc 10,783
384 Waterstone Financial, Inc 6,205
3,310 Webster Financial Corp 149,612
64,797 Wells Fargo & Co 2,606,135
875 WesBanco, Inc 29,199
239 West Bancorporation, Inc 4,974
533 Westamerica Bancorporation 27,871
1,643 Western Alliance Bancorp 108,011
886 Wintrust Financial Corp 72,253
1,054 WSFS Financial Corp 48,969
2,692 Zions Bancorporation 136,915
TOTAL BANKS 25,301,658
CAPITAL GOODS - 5 .9%
9,711 3M Co 1,073,066
2,034 A.O. Smith Corp 98,812
724 Aaon, Inc 39,009
511 * AAR Corp 18,304
600 Acuity Brands, Inc 94,482
1,058 Advanced Drainage Systems, Inc 131,583
2,396 Aecom Technology Corp 163,815

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,067 * Aerojet Rocketdyne Holdings, Inc $ 42,669
407 * Aerovironment, Inc 33,928
149 * AerSale Corp 2,762
1,087 AGCO Corp 104,537
1,858 Air Lease Corp 57,617
148 Alamo Group, Inc 18,096
620 Albany International Corp (Class A) 48,875
1,537 Allegion plc 137,838
197 Allied Motion Technologies, Inc 5,638
1,473 Allison Transmission Holdings, Inc 49,728
330 Alta Equipment Group, Inc 3,633
1,052 Altra Industrial Motion Corp 35,368
512 * Ameresco, Inc 34,038
254 * American Woodmark Corp 11,140
3,942 Ametek, Inc 447,062
2,835 * API Group Corp 37,620
438 Apogee Enterprises, Inc 16,740
567 Applied Industrial Technologies, Inc 58,276
2,056 * Archer Aviation, Inc 5,366
909 Arcosa, Inc 51,977
244 Argan, Inc 7,849
863 Armstrong World Industries, Inc 68,375
2,492 * Array Technologies, Inc 41,317
334 Astec Industries, Inc 10,417
2,547 *,e Astra Space, Inc 1,556
340 * Astronics Corp 2,672
748 * Atkore International Group, Inc 58,202
1,101 * Axon Enterprise, Inc 127,441
1,731 * AZEK Co, Inc 28,769
406 AZZ, Inc 14,823
1,051 * Babcock & Wilcox Enterprises, Inc 6,705
782 Barnes Group, Inc 22,584
1,050 * Beacon Roofing Supply, Inc 57,456
1,236 *,e Berkshire Grey, Inc 2,101
632 *,e Blink Charging Co 11,199
2,944 * Bloom Energy Corp 58,851
217 * Blue Bird Corp 1,812
166 * BlueLinx Holdings, Inc 10,309
9,300 * Boeing Co 1,126,044
597 Boise Cascade Co 35,498
287 Brookfield Business Corp 6,343
2,650 * Builders FirstSource, Inc 156,138
1,679 BWX Technologies, Inc 84,571
228 Cadre Holdings, Inc 5,486
351 Caesarstone Sdot-Yam Ltd 3,268
862 Carlisle Cos, Inc 241,713
14,465 Carrier Global Corp 514,375
9,024 Caterpillar, Inc 1,480,658
4,222 * ChargePoint Holdings, Inc 62,317
624 * Chart Industries, Inc 115,034
337 * CIRCOR International, Inc 5,557
413 Columbus McKinnon Corp 10,804
575 Comfort Systems USA, Inc 55,965
708 * Concrete Pumping Holdings Inc 4,567
531 * Construction Partners Inc 13,928
836 *,e Core & Main, Inc 19,011
775 Crane Holdings Co 67,843
225 CSW Industrials, Inc 26,955
2,401 Cummins, Inc 488,628
722 Curtiss-Wright Corp 100,474
688 *,e Custom Truck One Source, Inc 4,011

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,272 *,e Decarbonization Plus Acquisition Corp $ 2,162
4,758 Deere & Co 1,588,649
4,600 *,e Desktop Metal, Inc 11,914
2,166 Donaldson Co, Inc 106,156
347 Douglas Dynamics, Inc 9,723
2,465 Dover Corp 287,370
160 * Ducommun, Inc 6,346
240 * DXP Enterprises, Inc 5,683
486 * Dycom Industries, Inc 46,428
6,748 Eaton Corp 899,913
916 EMCOR Group, Inc 105,780
10,025 Emerson Electric Co 734,030
318 Encore Wire Corp 36,742
738 * Energy Recovery, Inc 16,044
313 * Energy Vault Holdings, Inc 1,653
917 * Enerpac Tool Group Corp 16,350
681 EnerSys 39,614
1,817 *,e Enovix Corp 33,315
330 EnPro Industries, Inc 28,043
752 Esab Corp 25,087
502 ESCO Technologies, Inc 36,867
1,410 *,e ESS Tech, Inc 5,767
1,875 * Evoqua Water Technologies Corp 62,006
9,626 Fastenal Co 443,181
494 * Fathom Digital Manufacturing C 1,003
1,130 Federal Signal Corp 42,172
2,325 Flowserve Corp 56,497
503 *,e Fluence Energy, Inc 7,339
2,528 * Fluor Corp 62,922
5,820 Fortive Corp 339,306
2,359 Fortune Brands Home & Security, Inc 126,655
719 Franklin Electric Co, Inc 58,749
426 *,e FTC Solar, Inc 1,261
6,671 *,e FuelCell Energy, Inc 22,748
1,000 * Gates Industrial Corp plc 9,760
608 GATX Corp 51,771
1,074 * Generac Holdings, Inc 191,322
4,181 General Dynamics Corp 887,083
18,715 General Electric Co 1,158,646
567 * Gibraltar Industries, Inc 23,207
187 Global Industrial Co 5,017
829 * GMS, Inc 33,168
368 Gorman-Rupp Co 8,755
2,901 Graco, Inc 173,915
2,996 GrafTech International Ltd 12,913
696 Granite Construction, Inc 17,671
890 * Great Lakes Dredge & Dock Corp 6,746
648 Greenbrier Cos, Inc 15,727
552 Griffon Corp 16,295
627 H&E Equipment Services, Inc 17,769
802 *,e Hayward Holdings, Inc 7,114
760 HEICO Corp 109,425
1,362 HEICO Corp (Class A) 156,112
629 Helios Technologies, Inc 31,827
413 Herc Holdings, Inc 42,902
1,552 Hexcel Corp 80,269
1,406 Hillenbrand, Inc 51,628
1,910 * Hillman Solutions Corp 14,401
11,514 Honeywell International, Inc 1,922,493
6,541 Howmet Aerospace, Inc 202,313
933 Hubbell, Inc 208,059

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
699 * Hudson Technologies, Inc $ 5,138
625 Huntington Ingalls 138,437
622 * Hydrofarm Holdings Group, Inc 1,207
1,987 * Hyliion Holdings Corp 5,703
158 Hyster-Yale Materials Handling, Inc 3,399
1,271 IDEX Corp 254,009
137 * IES Holdings, Inc 3,784
5,320 Illinois Tool Works, Inc 961,058
412 * Infrastructure and Energy Alternatives, Inc 5,578
6,510 Ingersoll Rand, Inc 281,623
289 Insteel Industries, Inc 7,667
1,554 ITT, Inc 101,538
1,086 * Janus International Group, Inc 9,687
1,178 * JELD-WEN Holding, Inc 10,308
486 John Bean Technologies Corp 41,796
11,905 Johnson Controls International plc 585,964
166 Kadant, Inc 27,690
670 Kaman Corp 18,713
172 * Karat Packaging, Inc 2,750
1,307 Kennametal, Inc 26,898
1,903 * Kratos Defense & Security Solutions, Inc 19,334
3,305 L3Harris Technologies, Inc 686,878
87 * Lawson Products, Inc 2,451
580 Lennox International, Inc 129,149
1,043 *,e Lightning eMotors, Inc 1,617
954 Lincoln Electric Holdings, Inc 119,937
165 Lindsay Corp 23,641
4,054 Lockheed Martin Corp 1,566,020
478 Luxfer Holdings plc 6,931
539 * Manitowoc Co, Inc 4,177
2,129 * Markforged Holding Corp 4,215
4,005 Masco Corp 186,993
464 * Masonite International Corp 33,079
1,023 * Mastec, Inc 64,961
1,194 Maxar Technologies, Inc 22,352
379 McGrath RentCorp 31,783
3,697 MDU Resources Group, Inc 101,113
952 * Mercury Systems, Inc 38,651
2,986 * Microvast Holdings, Inc 5,405
971 * Middleby Corp 124,453
168 Miller Industries, Inc 3,577
941 *,e Momentus, Inc 1,289
629 Moog, Inc (Class A) 44,250
1,441 * MRC Global, Inc 10,361
779 MSC Industrial Direct Co (Class A) 56,719
883 Mueller Industries, Inc 52,486
2,381 Mueller Water Products, Inc (Class A) 24,453
301 * MYR Group, Inc 25,504
76 National Presto Industries, Inc 4,944
4,919 * Nikola Corp 17,315
995 Nordson Corp 211,209
2,499 Northrop Grumman Corp 1,175,330
149 * Northwest Pipe Co 4,187
1,637 * NOW, Inc 16,452
262 * NuScale Power Corp 3,060
224 * NV5 Global Inc 27,736
2,708 nVent Electric plc 85,600
44 e Omega Flex, Inc 4,075
1,192 Oshkosh Corp 83,786
7,192 Otis Worldwide Corp 458,850
1,685 Owens Corning, Inc 132,458

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
5,736 PACCAR, Inc $ 480,046
291 Park Aerospace Corp 3,213
2,182 Parker-Hannifin Corp 528,720
328 * Parsons Corp 12,858
2,996 Pentair plc 121,727
763 * PGT Innovations, Inc 15,992
8,759 *,e Plug Power, Inc 184,027
263 Powell Industries, Inc 5,544
51 Preformed Line Products Co 3,629
729 Primoris Services Corp 11,846
3,577 * Proterra, Inc 17,813
509 * Proto Labs, Inc 18,543
492 Quanex Building Products Corp 8,935
2,443 Quanta Services, Inc 311,214
25,394 Raytheon Technologies Corp 2,078,753
477 * RBC Bearings, Inc 99,125
1,177 Regal-Beloit Corp 165,204
2,451 * Resideo Technologies, Inc 46,716
562 REV Group, Inc 6,199
3,361 * Rocket Lab USA, Inc 13,679
2,003 Rockwell Automation, Inc 430,865
691 Rush Enterprises, Inc (Class A) 30,307
144 Rush Enterprises, Inc (Class B) 6,899
1,319 *,e Sarcos Technology and Robotics Corp 2,928
2,806 Sensata Technologies Holding plc 104,608
1,849 * Shoals Technologies Group, Inc 39,846
514 Shyft Group, Inc 10,501
842 Simpson Manufacturing Co, Inc 66,013
727 * SiteOne Landscape Supply, Inc 75,710
878 Snap-On, Inc 176,785
1,891 Spirit Aerosystems Holdings, Inc (Class A) 41,451
647 * SPX Technologies, Inc 35,727
195 Standex International Corp 15,922
2,609 Stanley Black & Decker, Inc 196,223
2,463 * Stem, Inc 32,856
394 * Sterling Construction Co, Inc 8,459
3,438 * Sunrun, Inc 94,854
268 Tennant Co 15,158
1,185 Terex Corp 35,242
550 Textainer Group Holdings Ltd 14,773
3,692 Textron, Inc 215,096
509 * Thermon Group Holdings 7,844
1,188 Timken Co 70,140
838 * Titan International, Inc 10,173
282 * Titan Machinery, Inc 7,969
1,833 Toro Co 158,518
559 * TPI Composites, Inc 6,306
4,007 Trane Technologies plc 580,254
121 * Transcat Inc 9,158
882 TransDigm Group, Inc 462,891
2,052 * Trex Co, Inc 90,165
1,561 Trinity Industries, Inc 33,327
1,005 Triton International Ltd 55,004
1,063 * Triumph Group, Inc 9,131
585 * Tutor Perini Corp 3,229
1,160 UFP Industries, Inc 83,706
1,238 * United Rentals, Inc 334,409
2,797 * Univar Solutions Inc 63,604
345 Valmont Industries, Inc 92,674
156 * Vectrus, Inc 5,522
251 * Veritiv Corp 24,540

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
5,197 Vertiv Holdings Co $ 50,515
339 * Vicor Corp 20,048
2,116 * View, Inc 2,835
3,817 *,e Virgin Galactic Holdings, Inc 17,978
756 W.W. Grainger, Inc 369,828
918 Wabash National Corp 14,284
593 Watsco, Inc 152,674
522 Watts Water Technologies, Inc (Class A) 65,631
817 * WESCO International, Inc 97,533
3,014 Westinghouse Air Brake Technologies Corp 245,189
3,797 * WillScot Mobile Mini Holdings Corp 153,133
1,032 Woodward Inc 82,828
883 * Xos, Inc 1,060
3,161 Xylem, Inc 276,145
2,011 Zurn Water Solutions Corp 49,270
TOTAL CAPITAL GOODS 36,308,637
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
1,238 ABM Industries, Inc 47,329
1,696 ACCO Brands Corp 8,310
1,880 * ACV Auctions, Inc 13,517
5,275 * Alight, Inc 38,666
271 e Aris Water Solution, Inc 3,458
918 * ASGN Inc 82,960
110 Barrett Business Services, Inc 8,580
2,259 Booz Allen Hamilton Holding Co 208,619
949 Brady Corp (Class A) 39,602
329 * BrightView Holdings, Inc 2,612
834 Brink's Co 40,399
409 * CACI International, Inc (Class A) 106,774
801 * Casella Waste Systems, Inc (Class A) 61,188
778 * CBIZ, Inc 33,283
270 * Cimpress plc 6,610
1,494 Cintas Corp 579,956
7,903 * Clarivate Analytics plc 74,209
819 * Clean Harbors, Inc 90,074
3,641 * Copart, Inc 387,402
2,056 * CoreCivic, Inc 18,175
6,753 * CoStar Group, Inc 470,346
128 CRA International, Inc 11,359
754 Deluxe Corp 12,554
633 * Driven Brands Holdings, Inc 17,711
3,839 Dun & Bradstreet Holdings, Inc 47,565
394 Ennis, Inc 7,931
2,072 Equifax, Inc 355,203
944 Exponent, Inc 82,760
598 * First Advantage Corp 7,672
178 * Forrester Research, Inc 6,410
148 * Franklin Covey Co 6,718
620 * FTI Consulting, Inc 102,740
2,553 *,e Geo Group, Inc 19,658
1,393 * Harsco Corp 5,210
1,153 Healthcare Services Group 13,940
286 Heidrick & Struggles International, Inc 7,433
247 * Heritage-Crystal Clean, Inc 7,304
1,168 Herman Miller, Inc 18,221
271 * HireRight Holdings Corp 4,135
682 HNI Corp 18,080
334 * Huron Consulting Group, Inc 22,127
2,359 * IAA, Inc 75,134
282 ICF International, Inc 30,744

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
674 Insperity, Inc $ 68,809
961 Interface, Inc 8,639
2,208 Jacobs Solutions, Inc 239,546
2,200 * KAR Auction Services, Inc 24,574
2,207 KBR, Inc 95,387
481 Kelly Services, Inc (Class A) 6,537
366 Kforce, Inc 21,466
577 Kimball International, Inc (Class B) 3,629
1,048 Korn/Ferry International 49,204
1,550 *,e Legalzoom.com, Inc 13,283
2,347 Leidos Holdings, Inc 205,292
2,072 *,e Li-Cycle Holdings Corp 11,023
931 Manpower, Inc 60,226
491 Matthews International Corp (Class A) 11,003
361 * Montrose Environmental Group, Inc 12,148
663 MSA Safety, Inc 72,453
6,163 Nielsen NV 170,838
2,896 Pitney Bowes, Inc 6,748
2,398 *,e Planet Labs PBC 13,021
175 *,e Red Violet, Inc 3,031
3,488 Republic Services, Inc 474,508
514 Resources Connection, Inc 9,288
1,790 Robert Half International, Inc 136,935
4,005 Rollins, Inc 138,893
997 Science Applications International Corp 88,165
1,429 *,e Skillsoft Corp 2,615
269 * SP Plus Corp 8,425
2,088 * Spire Global, Inc 2,255
1,776 Steelcase, Inc (Class A) 11,580
1,556 * Stericycle, Inc 65,523
321 *,e Sterling Check Corp 5,662
940 Tetra Tech, Inc 120,818
3,332 TransUnion 198,221
686 * TriNet Group, Inc 48,857
645 * TrueBlue, Inc 12,307
237 Unifirst Corp 39,870
1,953 * Upwork, Inc 26,600
2,653 Verisk Analytics, Inc 452,416
440 * Viad Corp 13,895
134 VSE Corp 4,744
7,077 Waste Management, Inc 1,133,806
116 * Willdan Group, Inc 1,718
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,296,636
CONSUMER DURABLES & APPAREL - 1 .1%
707 Acushnet Holdings Corp 30,747
1,510 * Allbirds, Inc 4,590
1,083 *,e AMMO, Inc 3,173
565 * Beazer Homes USA, Inc 5,464
1,345 Brunswick Corp 88,030
2,097 * Callaway Golf Co 40,388
2,423 * Capri Holdings Ltd 93,140
750 Carter's, Inc 49,147
132 * Cavco Industries, Inc 27,160
608 Century Communities, Inc 26,010
307 Clarus Corp 4,135
604 Columbia Sportswear Co 40,649
1,086 * Crocs, Inc 74,565
473 * Deckers Outdoor Corp 147,865
5,459 DR Horton, Inc 367,664
197 *,e Dream Finders Homes, Inc 2,088

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
562 Ermenegildo Zegna Holditalia S.p.A $ 6,041
327 Ethan Allen Interiors, Inc 6,913
730 * Fossil Group, Inc 2,497
2,599 Garmin Ltd 208,726
682 * G-III Apparel Group Ltd 10,196
1,998 * GoPro, Inc 9,850
578 * Green Brick Partners, Inc 12,358
6,162 e Hanesbrands, Inc 42,887
2,241 Hasbro, Inc 151,088
444 * Helen of Troy Ltd 42,819
81 * Hovnanian Enterprises, Inc 2,892
379 Installed Building Products, Inc 30,695
443 * iRobot Corp 24,954
75 Johnson Outdoors, Inc 3,848
1,551 KB Home 40,202
811 Kontoor Brands, Inc 27,258
706 * Latham Group, Inc 2,535
696 La-Z-Boy, Inc 15,709
2,404 Leggett & Platt, Inc 79,861
4,373 Lennar Corp (Class A) 326,007
224 Lennar Corp (Class B) 13,330
353 * LGI Homes, Inc 28,724
163 Lifetime Brands, Inc 1,103
223 * Lovesac Co 4,545
1,910 * Lululemon Athletica, Inc 533,960
385 * M/I Homes, Inc 13,949
287 * Malibu Boats, Inc 13,773
156 Marine Products Corp 1,320
295 * MasterCraft Boat Holdings, Inc 5,561
6,094 * Mattel, Inc 115,420
1,086 MDC Holdings, Inc 29,778
529 * Meritage Homes Corp 37,173
918 * Mohawk Industries, Inc 83,712
227 Movado Group, Inc 6,397
6,518 Newell Brands Inc 90,535
20,906 Nike, Inc (Class B) 1,737,707
52 * NVR, Inc 207,328
276 Oxford Industries, Inc 24,779
4,992 * Peloton Interactive, Inc 34,595
356 *,e PLBY Group, Inc 1,435
987 Polaris Inc 94,407
3,872 Pulte Homes, Inc 145,200
795 *,e Purple Innovation, Inc 3,220
1,215 PVH Corp 54,432
809 Ralph Lauren Corp 68,708
200 Rocky Brands, Inc 4,012
2,405 * Skechers U.S.A., Inc (Class A) 76,287
966 * Skyline Champion Corp 51,072
840 e Smith & Wesson Brands, Inc 8,711
235 *,e Snap One Holdings Corp 2,383
2,102 * Sonos, Inc 29,218
1,383 Steven Madden Ltd 36,885
272 Sturm Ruger & Co, Inc 13,815
133 Superior Uniform Group, Inc 1,181
4,583 Tapestry, Inc 130,295
1,558 * Taylor Morrison Home Corp 36,333
3,135 Tempur Sealy International, Inc 75,679
2,005 Toll Brothers, Inc 84,210
563 * TopBuild Corp 92,771
194 *,e Traeger, Inc 547
1,429 * TRI Pointe Homes, Inc 21,592

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
917 * Tupperware Brands Corp $ 6,006
3,425 * Under Armour, Inc (Class A) 22,776
3,626 * Under Armour, Inc (Class C) 21,611
226 * Unifi, Inc 2,149
217 * Universal Electronics, Inc 4,268
5,645 VF Corp 168,842
3,117 *,e Vinco Ventures, Inc 2,903
1,021 * Vista Outdoor, Inc 24,831
1,116 * Vizio Holding Corp 9,754
1,031 *,e Vuzix Corp 5,969
400 e Weber, Inc 2,628
945 Whirlpool Corp 127,395
1,465 Wolverine World Wide, Inc 22,546
1,421 * YETI Holdings, Inc 40,527
TOTAL CONSUMER DURABLES & APPAREL 6,530,438
CONSUMER SERVICES - 2 .2%
1,177 * 2U, Inc 7,356
700 * Accel Entertainment, Inc 5,467
2,833 ADT, Inc 21,219
799 * Adtalem Global Education, Inc 29,124
6,622 * Airbnb, Inc 695,575
325 * American Public Education, Inc 2,970
4,054 ARAMARK Holdings Corp 126,485
631 * Bally's Corp 12,469
2,116 *,e Beachbody Co, Inc 2,137
17 * Biglari Holdings, Inc (B Shares) 1,965
356 * BJ's Restaurants, Inc 8,491
1,539 Bloomin' Brands, Inc 28,210
275 Bluegreen Vacations Holding Corp 4,543
678 * Booking Holdings, Inc 1,114,096
333 *,e Bowlero Corp 4,099
1,304 Boyd Gaming Corp 62,136
1,041 * Bright Horizons Family Solutions 60,014
763 * Brinker International, Inc 19,060
3,464 * Caesars Entertainment, Inc 111,749
15,965 * Carnival Corp 112,234
234 Carriage Services, Inc 7,525
520 * Century Casinos, Inc 3,411
702 e Cheesecake Factory 20,555
2,349 * Chegg, Inc 49,493
476 * Chipotle Mexican Grill, Inc (Class A) 715,314
632 Choice Hotels International, Inc 69,217
630 Churchill Downs, Inc 116,014
247 * Chuy's Holdings, Inc 5,725
1,836 * Coursera, Inc 19,792
463 Cracker Barrel Old Country Store, Inc 42,865
2,144 Darden Restaurants, Inc 270,830
792 * Dave & Buster's Entertainment, Inc 24,576
1,168 * Denny's Corp 10,991
266 Dine Brands Global Inc. 16,907
616 Domino's Pizza, Inc 191,083
5,623 * DraftKings, Inc 85,132
384 * Duolingo, Inc 36,568
302 * El Pollo Loco Holdings, Inc 2,694
281 European Wax Center, Inc 5,184
1,316 * Everi Holdings, Inc 21,346
2,487 * Expedia Group, Inc 233,007
645 * F45 Training Holdings, Inc 1,993
1,596 * frontdoor, Inc 32,542
682 * Full House Resorts, Inc 3,833

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
229 * Golden Entertainment, Inc $ 7,990
58 Graham Holdings Co 31,203
572 * Grand Canyon Education, Inc 47,047
2,834 H&R Block, Inc 120,558
1,521 * Hilton Grand Vacations, Inc 50,026
4,713 Hilton Worldwide Holdings, Inc 568,482
738 * Hyatt Hotels Corp 59,748
357 * Inspired Entertainment, Inc 3,152
1,684 e International Game Technology plc 26,607
431 Jack in the Box, Inc 31,924
1,311 e Krispy Kreme, Inc 15,116
89 * Kura Sushi USA, Inc 6,549
5,701 * Las Vegas Sands Corp 213,902
1,806 Laureate Education, Inc 19,053
619 *,e Life Time Group Holdings, Inc 6,035
464 * Lindblad Expeditions Holdings, Inc 3,137
4,701 Marriott International, Inc (Class A) 658,798
747 Marriott Vacations Worldwide Corp 91,029
12,582 McDonald's Corp 2,903,171
5,654 MGM Resorts International 168,037
844 *,e Mister Car Wash, Inc 7,242
173 * Monarch Casino & Resort, Inc 9,712
251 * NEOGAMES S.A. 3,238
911 *,e Nerdy, Inc 1,922
621 * Noodles & Co 2,919
6,767 * Norwegian Cruise Line Holdings Ltd 76,873
353 * ONE Group Hospitality, Inc 2,344
1,026 * OneSpaWorld Holdings Ltd 8,618
565 Papa John's International, Inc 39,556
2,733 * Penn National Gaming, Inc 75,185
1,137 * Perdoceo Education Corp 11,711
1,475 * Planet Fitness, Inc 85,048
290 * Portillo's, Inc 5,710
682 * PowerSchool Holdings, Inc 11,383
142 RCI Hospitality Holdings, Inc 9,278
1,049 Red Rock Resorts, Inc 35,939
1,530 * Rover Group, Inc 5,110
3,693 * Royal Caribbean Cruises Ltd 139,965
822 * Rush Street Interactive, Inc 3,025
473 Ruth's Hospitality Group Inc 7,975
1,620 * Scientific Games Corp (Class A) 69,466
838 * SeaWorld Entertainment, Inc 38,137
2,651 Service Corp International 153,069
596 * Shake Shack, Inc 26,808
1,370 * Six Flags Entertainment Corp 24,249
19,556 Starbucks Corp 1,647,789
862 *,e StoneMor, Inc 2,957
403 Strategic Education, Inc 24,748
644 * Stride, Inc 27,067
1,443 *,e Sweetgreen, Inc 26,696
1,055 *,e Target Hospitality Corp 13,314
2,158 * Terminix Global Holdings, Inc 82,630
1,209 Texas Roadhouse, Inc (Class A) 105,497
1,610 Travel & Leisure Co 54,933
1,149 * Udemy, Inc 13,891
434 * Universal Technical Institute, Inc 2,361
718 * Vacasa, Inc 2,204
707 Vail Resorts, Inc 152,457
1,537 *,e Vivint Smart Home, Inc 10,113
2,954 Wendy's 55,210
513 Wingstop, Inc 64,340

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
881 * WW International Inc $ 3,462
1,610 Wyndham Hotels & Resorts, Inc 98,774
1,791 * Wynn Resorts Ltd 112,887
268 * Xponential Fitness, Inc 4,894
4,878 Yum! Brands, Inc 518,727
TOTAL CONSUMER SERVICES 13,326,993
DIVERSIFIED FINANCIALS - 5 .2%
125 AFC Gamma, Inc 1,913
741 Affiliated Managers Group, Inc 82,881
8,788 AGNC Investment Corp 73,995
243 Alerus Financial Corp 5,370
5,358 Ally Financial, Inc 149,113
288 A-Mark Precious Metals, Inc 8,176
10,302 American Express Co 1,389,843
1,886 Ameriprise Financial, Inc 475,178
253 Angel Oak Mortgage, Inc 3,031
6,894 Annaly Capital Management, Inc 118,301
2,943 Apollo Commercial Real Estate Finance, Inc 24,427
7,633 Apollo Global Management, Inc 354,935
2,387 Arbor Realty Trust, Inc 27,451
645 Ares Commercial Real Estate Corp 6,740
2,484 Ares Management Corp 153,884
1,405 ARMOUR Residential REIT, Inc 6,842
870 Artisan Partners Asset Management, Inc 23,429
253 * Assetmark Financial Holdings, Inc 4,627
86 Associated Capital Group, Inc 3,161
123 * Atlanticus Holdings Corp 3,226
274 B. Riley Financial, Inc 12,199
1,049 *,e Bakkt Holdings, Inc 2,392
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 6,021
12,740 Bank of New York Mellon Corp 490,745
30,766 * Berkshire Hathaway, Inc (Class B) 8,215,137
5,076 BGC Partners, Inc (Class A) 15,939
2,533 BlackRock, Inc 1,393,859
2,460 Blackstone Mortgage Trust, Inc 57,416
11,989 Blackstone, Inc 1,003,479
637 * Blucora, Inc 12,320
6,708 e Blue Owl Capital, Inc 61,915
642 Brightsphere Investment Group, Inc 9,572
1,289 BrightSpire Capital, Inc 8,134
2,136 Broadmark Realty Capital, Inc 10,915
1,450 * Cannae Holdings, Inc 29,957
6,537 Capital One Financial Corp 602,515
3,299 Carlyle Group, Inc 85,246
1,907 CBOE Global Markets, Inc 223,825
25,846 Charles Schwab Corp 1,857,552
152 Chicago Atlantic Real Estate Finance, Inc 2,190
3,066 Chimera Investment Corp 16,005
1,435 Claros Mortgage Trust, Inc 16,847
6,134 CME Group, Inc 1,086,515
461 Cohen & Steers, Inc 28,872
2,638 * Coinbase Global, Inc 170,125
797 e Compass Diversified Trust 14,394
326 * Consumer Portfolio Services, Inc 2,370
454 Cowen Group, Inc 17,543
125 * Credit Acceptance Corp 54,750
312 Curo Group Holdings Corp 1,251
49 Diamond Hill Investment Group, Inc 8,085
4,688 Discover Financial Services 426,233
461 * Donnelley Financial Solutions, Inc 17,043

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
258 Dynex Capital, Inc $ 3,006
718 Ellington Financial Inc 8,164
502 * Encore Capital Group, Inc 22,831
629 * Enova International, Inc 18,411
6,316 Equitable Holdings, Inc 166,427
638 Evercore Inc 52,476
796 * Ezcorp, Inc (Class A) 6,137
649 Factset Research Systems, Inc 259,671
1,485 Federated Investors, Inc (Class B) 49,183
737 FirstCash Holdings, Inc 54,059
877 * Focus Financial Partners, Inc 27,634
1,010 Franklin BSP Realty Trust, Inc 10,878
4,751 Franklin Resources, Inc 102,242
93 GAMCO Investors, Inc (Class A) 1,586
257 e GCM Grosvenor, Inc 2,028
5,655 Goldman Sachs Group, Inc 1,657,198
938 Granite Point Mortgage Trust, Inc 6,041
905 * Green Dot Corp 17,177
562 Hamilton Lane, Inc 33,501
1,349 Hannon Armstrong Sustainable Infrastructure Capital, Inc 40,376
796 Houlihan Lokey, Inc 60,003
1,485 Interactive Brokers Group, Inc (Class A) 94,906
9,472 Intercontinental Exchange Group, Inc 855,795
6,004 Invesco Ltd 82,255
366 Invesco Mortgage Capital, Inc 4,063
1,210 Jackson Financial, Inc 33,578
2,653 Janus Henderson Group plc 53,882
3,680 Jefferies Financial Group, Inc 108,560
9,592 KKR & Co, Inc 412,456
648 KKR Real Estate Finance Trust, Inc 10,530
1,766 Ladder Capital Corp 15,823
1,898 Lazard Ltd (Class A) 60,413
1,618 * LendingClub Corp 17,879
196 * LendingTree, Inc 4,677
1,384 LPL Financial Holdings, Inc 302,376
238 Manning & Napier, Inc 2,920
644 MarketAxess Holdings, Inc 143,284
2,131 MFA Financial, Inc 16,579
877 Moelis & Co 29,651
2,774 * Moneylion, Inc 2,476
2,777 Moody's Corp 675,116
21,450 Morgan Stanley 1,694,765
392 Morningstar, Inc 83,229
1,370 MSCI, Inc (Class A) 577,852
6,030 Nasdaq Inc 341,780
2,376 Navient Corp 34,903
212 Nelnet, Inc (Class A) 16,788
410 * NerdWallet, Inc 3,637
6,918 New Residential Investment Corp 50,640
6,454 New York Mortgage Trust, Inc 15,102
131 Nexpoint Real Estate Finance, Inc 1,962
3,378 Northern Trust Corp 289,022
1,689 OneMain Holdings, Inc 49,859
1,687 * Open Lending Corp 13,563
697 * Oportun Financial Corp 3,046
147 Oppenheimer Holdings, Inc 4,554
402 Orchid Island Capital, Inc 3,296
1,723 PennyMac Mortgage Investment Trust 20,297
904 e Perella Weinberg Partners 5,722
273 Piper Jaffray Cos 28,594
397 PJT Partners, Inc 26,528

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
719 * PRA Group, Inc $ 23,626
1,236 * PROG Holdings, Inc 18,515
257 Pzena Investment Management, Inc (Class A) 2,436
3,182 Raymond James Financial, Inc 314,445
933 Ready Capital Corp 9,461
1,612 Redwood Trust, Inc 9,253
143 Regional Management Corp 4,010
9,264 *,e Robinhood Markets, Inc 93,566
5,703 S&P Global, Inc 1,741,411
375 Sculptor Capital Management, Inc 3,315
1,969 SEI Investments Co 96,579
184 Silvercrest Asset Management Group, Inc 3,008
5,094 SLM Corp 71,265
13,472 * SoFi Technologies, Inc 65,743
5,018 Starwood Property Trust, Inc 91,428
6,089 State Street Corp 370,272
809 StepStone Group, Inc 19,829
1,929 Stifel Financial Corp 100,134
241 * StoneX Group, Inc 19,989
8,289 Synchrony Financial 233,667
3,897 T Rowe Price Group, Inc 409,224
867 TPG RE Finance Trust, Inc 6,069
1,734 Tradeweb Markets, Inc 97,832
4,626 Two Harbors Investment Corp 15,358
1,255 *,e Upstart Holdings, Inc 26,091
84 Victory Capital Holdings, Inc 1,958
1,409 Virtu Financial, Inc 29,265
115 Virtus Investment Partners, Inc 18,345
1,868 Voya Financial, Inc 113,014
1,867 WisdomTree Investments, Inc 8,738
90 * World Acceptance Corp 8,714
TOTAL DIVERSIFIED FINANCIALS 31,695,831
ENERGY - 4 .7%
736 *,e Aemetis, Inc 4,504
1,288 * Alto Ingredients, Inc 4,688
256 e Altus Midstream Co 8,341
704 * Amplify Energy Corp 4,625
5,480 Antero Midstream Corp 50,306
4,860 * Antero Resources Corp 148,376
5,580 APA Corp 190,780
243 Arch Resources, Inc 28,820
911 * Archaea Energy, Inc 16,407
2,039 Archrock, Inc 13,090
667 * Ardmore Shipping Corp 6,090
15,987 Baker Hughes Co 335,088
1,892 Berry Petroleum Co LLC 14,190
1,179 Bonanza Creek Energy, Inc 67,663
2,386 * Borr Drilling Ltd 7,922
774 Brigham Minerals, Inc 19,095
351 * Bristow Group, Inc 8,245
13,290 Cabot Oil & Gas Corp 347,135
845 Cactus, Inc 32,473
1,253 California Resources Corp 48,153
786 * Callon Petroleum Co 27,518
243 *,e Centrus Energy Corp 9,958
3,416 ChampionX Corp 66,851
4,218 Cheniere Energy, Inc 699,808
2,106 Chesapeake Energy Corp 198,406
33,408 Chevron Corp 4,799,727
2,877 * Clean Energy Fuels Corp 15,363

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
3,514 * CNX Resources Corp $ 54,572
1,500 * Comstock Resources Inc 25,935
21,786 ConocoPhillips 2,229,579
621 CONSOL Energy, Inc 39,943
577 Continental Resources, Inc 38,549
500 e Crescent Energy, Inc 6,735
583 CVR Energy, Inc 16,895
1,373 Delek US Holdings, Inc 37,263
850 * Denbury, Inc 73,321
11,298 Devon Energy Corp 679,349
2,136 DHT Holdings, Inc 16,148
1,800 * Diamond Offshore Drilling, Inc 11,934
3,040 Diamondback Energy, Inc 366,198
333 * DMC Global, Inc 5,321
395 Dorian LPG Ltd 5,360
582 * Dril-Quip, Inc 11,361
1,673 DT Midstream, Inc 86,812
625 * Earthstone Energy, Inc 7,700
156 *,e Empire Petroleum Corp 2,051
2,496 *,e Energy Fuels, Inc 15,276
446 Enviva, Inc 26,787
10,053 EOG Resources, Inc 1,123,222
6,200 EQT Corp 252,650
7,406 Equitrans Midstream Corp 55,397
275 e Excelerate Energy, Inc 6,435
71,244 d Exxon Mobil Corp 6,220,314
408 e FLEX LNG Ltd 12,921
1,226 * Frank's International NV 15,619
2,068 e Frontline Ltd 22,603
3,883 *,e Gevo, Inc 8,853
1,788 * Golar LNG Ltd 44,557
842 * Green Plains Inc 24,477
179 * Gulfport Energy Operating Corp 15,804
15,566 Halliburton Co 383,235
2,257 * Helix Energy Solutions Group, Inc 8,712
1,863 Helmerich & Payne, Inc 68,875
4,862 Hess Corp 529,909
2,656 HF Sinclair Corp 142,999
110 e HighPeak Energy, Inc 2,383
685 International Seaways, Inc 24,064
33,654 Kinder Morgan, Inc 560,003
7,467 * Kosmos Energy Ltd 38,604
279 * Laredo Petroleum, Inc 17,535
2,207 * Liberty Oilfield Services, Inc 27,985
2,448 Magnolia Oil & Gas Corp 48,495
11,659 Marathon Oil Corp 263,260
8,569 Marathon Petroleum Corp 851,159
1,952 Matador Resources Co 95,492
2,772 Murphy Oil Corp 97,491
146 * Nabors Industries Ltd 14,812
75 Nacco Industries, Inc (Class A) 3,527
725 * National Energy Services Reunited Corp 4,307
790 New Fortress Energy, Inc 34,531
2,497 * Newpark Resources, Inc 6,293
555 *,e NextDecade Corp 3,341
2,774 * NexTier Oilfield Solutions, Inc 20,528
553 * Noble Corp plc 16,358
3,490 Nordic American Tankers Ltd 9,318
997 Northern Oil and Gas, Inc 27,328
6,945 NOV, Inc 112,370
666 Oasis Petroleum, Inc 91,089

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
13,992 Occidental Petroleum Corp $ 859,808
1,532 * Oceaneering International, Inc 12,195
1,209 * Oil States International, Inc 4,703
7,705 ONEOK, Inc 394,804
4,489 Ovintiv, Inc 206,494
677 * Par Pacific Holdings, Inc 11,110
3,410 Patterson-UTI Energy, Inc 39,829
1,705 * PBF Energy, Inc 59,948
1,666 PDC Energy, Inc 96,278
1,975 *,e Peabody Energy Corp 49,020
326 Penn Virginia Corp 10,253
3,118 * Permian Resources Corp 21,202
8,021 Phillips 66 647,455
4,035 Pioneer Natural Resources Co 873,699
1,367 * ProPetro Holding Corp 11,004
4,359 Range Resources Corp 110,108
276 * Rex American Resources Corp 7,706
151 Riley Exploration Permian, Inc 2,866
1,348 * Ring Energy, Inc 3,127
1,202 RPC, Inc 8,330
532 * SandRidge Energy, Inc 8,677
24,237 Schlumberger Ltd 870,108
828 Scorpio Tankers, Inc 34,809
988 * Select Energy Services, Inc 6,886
1,567 SFL Corp Ltd 14,275
185 * SilverBow Resources, Inc 4,973
194 e Sitio Royalties Corp 4,289
2,006 SM Energy Co 75,446
678 Solaris Oilfield Infrastructure, Inc 6,346
18,509 * Southwestern Energy Co 113,275
1,013 * Talos Energy, Inc 16,867
3,944 Targa Resources Investments, Inc 237,981
1,069 * Teekay Corp 3,838
376 * Teekay Tankers Ltd 10,355
8,487 *,e Tellurian, Inc 20,284
2,062 * Tetra Technologies, Inc 7,403
101 Texas Pacific Land Corp 179,500
854 * Tidewater, Inc 18,532
4,698 * Uranium Energy Corp 16,443
3,859 *,e Ur-Energy, Inc 4,206
1,387 * US Silica Holdings, Inc 15,188
1,000 e Vaalco Energy, Inc 4,360
993 * Valaris Ltd 48,597
6,745 Valero Energy Corp 720,703
916 *,e Vertex Energy, Inc 5,707
2,083 * W&T Offshore, Inc 12,206
1,187 * Weatherford International Ltd 38,328
21,047 Williams Cos, Inc 602,576
1,068 World Fuel Services Corp 25,034
TOTAL ENERGY 28,794,697
FOOD & STAPLES RETAILING - 1 .5%
2,725 Albertsons Cos, Inc 67,743
418 Andersons, Inc 12,971
2,336 * BJ's Wholesale Club Holdings, Inc 170,084
618 Casey's General Stores, Inc 125,157
515 * Chefs' Warehouse Holdings, Inc 14,920
7,552 Costco Wholesale Corp 3,566,583
1,460 * Grocery Outlet Holding Corp 48,603
626 * HF Foods Group Inc 2,423
213 Ingles Markets, Inc (Class A) 16,872

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING—continued
11,258 Kroger Co $ 492,537
286 Natural Grocers by Vitamin C 3,086
2,651 * Performance Food Group Co 113,860
385 Pricesmart, Inc 22,172
862 *,e Rite Aid Corp 4,267
584 SpartanNash Co 16,948
2,100 * Sprouts Farmers Market, Inc 58,275
8,505 SYSCO Corp 601,389
943 * United Natural Foods, Inc 32,411
3,868 * US Foods Holding Corp 102,270
127 Village Super Market (Class A) 2,455
12,281 Walgreens Boots Alliance, Inc 385,623
24,585 Walmart, Inc 3,188,675
218 Weis Markets, Inc 15,530
TOTAL FOOD & STAPLES RETAILING 9,064,854
FOOD, BEVERAGE & TOBACCO - 3 .3%
2,739 *,e 22nd Century Group, Inc 2,540
31,003 Altria Group, Inc 1,251,901
1,079 *,e AppHarvest, Inc 2,126
9,610 Archer-Daniels-Midland Co 773,124
1,190 B&G Foods, Inc (Class A) 19,623
2,859 *,e Benson Hill, Inc 7,834
980 *,e Beyond Meat, Inc 13,887
157 * Boston Beer Co, Inc (Class A) 50,813
349 * BRC, Inc 2,698
711 Brown-Forman Corp (Class A) 48,035
3,077 Brown-Forman Corp (Class B) 204,836
2,310 Bunge Ltd 190,737
345 Calavo Growers, Inc 10,954
486 Cal-Maine Foods, Inc 27,017
3,182 Campbell Soup Co 149,936
918 * Celsius Holdings, Inc 83,244
66,470 Coca-Cola Co 3,723,649
72 Coca-Cola Consolidated Inc 29,645
8,273 ConAgra Brands, Inc 269,948
2,607 Constellation Brands, Inc (Class A) 598,776
2,764 * Darling International, Inc 182,839
454 * Duckhorn Portfolio, Inc 6,551
2,984 Flowers Foods, Inc 73,675
499 Fresh Del Monte Produce, Inc 11,597
752 *,e Freshpet, Inc 37,668
10,142 General Mills, Inc 776,979
1,593 * Hain Celestial Group, Inc 26,890
2,519 Hershey Co 555,364
4,724 Hormel Foods Corp 214,659
2,702 * Hostess Brands, Inc 62,794
1,093 Ingredion, Inc 88,008
277 J&J Snack Foods Corp 35,863
1,843 J.M. Smucker Co 253,247
199 John B. Sanfilippo & Son, Inc 15,070
4,228 Kellogg Co 294,522
14,082 Keurig Dr Pepper, Inc 504,417
11,401 Kraft Heinz Co 380,223
2,489 Lamb Weston Holdings, Inc 192,599
364 Lancaster Colony Corp 54,702
422 * Landec Corp 3,752
4,238 McCormick & Co, Inc 302,042
203 MGP Ingredients, Inc 21,550
422 * Mission Produce, Inc 6,102
3,002 Molson Coors Brewing Co (Class B) 144,066

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
23,604 Mondelez International, Inc $ 1,294,207
6,463 * Monster Beverage Corp 562,022
366 National Beverage Corp 14,106
23,580 PepsiCo, Inc 3,849,671
26,494 Philip Morris International, Inc 2,199,267
908 * Pilgrim's Pride Corp 20,902
1,006 * Post Holdings, Inc 82,401
2,638 Primo Water Corp 33,107
4 Seaboard Corp 13,611
134 * Seneca Foods Corp 6,759
1,484 * Simply Good Foods Co 47,473
339 * Sovos Brands, Inc 4,827
1,555 * SunOpta, Inc 14,150
692 *,e Tattooed Chef, Inc 3,446
424 Tootsie Roll Industries, Inc 14,111
964 * TreeHouse Foods, Inc 40,893
190 Turning Point Brands, Inc 4,034
4,889 Tyson Foods, Inc (Class A) 322,332
619 Universal Corp 28,499
803 Utz Brands, Inc 12,125
2,682 Vector Group Ltd 23,628
622 *,e Vintage Wine Estates, Inc 1,723
454 * Vita Coco Co, Inc 5,171
420 * Vital Farms, Inc 5,027
486 * Whole Earth Brands, Inc 1,866
TOTAL FOOD, BEVERAGE & TOBACCO 20,311,860
HEALTH CARE EQUIPMENT & SERVICES - 6 .2%
3,092 * 1Life Healthcare, Inc 53,028
29,266 Abbott Laboratories 2,831,778
785 * Abiomed, Inc 192,843
1,593 * Acadia Healthcare Co, Inc 124,541
1,237 * Accolade, Inc 14,127
1,314 * AdaptHealth Corp 24,677
230 * Addus HomeCare Corp 21,905
317 *,e Agiliti, Inc 4,536
3,127 * agilon health, Inc 73,234
1,350 * Align Technology, Inc 279,598
1,430 * Alignment Healthcare, Inc 16,931
1,508 * Allscripts Healthcare Solutions, Inc 22,967
996 * Alphatec Holdings Inc 8,705
577 * Amedisys, Inc 55,848
3,954 * American Well Corp 14,195
2,446 AmerisourceBergen Corp 331,017
782 * AMN Healthcare Services, Inc 82,861
563 * Angiodynamics, Inc 11,519
640 * Apollo Medical Holdings, Inc 24,960
1,445 *,e ATI Physical Therapy, Inc 1,445
673 * AtriCure, Inc 26,314
27 Atrion Corp 15,255
725 * Avanos Medical, Inc 15,790
416 * Aveanna Healthcare Holdings, Inc 624
560 * AxoGen, Inc 6,675
738 * Axonics Modulation Technologies, Inc 51,985
2,210 * Babylon Holdings Ltd 1,044
8,643 Baxter International, Inc 465,512
4,857 Becton Dickinson & Co 1,082,285
571 * BioLife Solutions Inc 12,990
462 *,e Bioventus, Inc 3,234
24,123 * Boston Scientific Corp 934,284
2,873 * Brookdale Senior Living, Inc 12,268

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
2,966 * Butterfly Network, Inc $ 13,940
2,690 * Cano Health, Inc 23,322
4,682 Cardinal Health, Inc 312,196
501 * Cardiovascular Systems, Inc 6,944
1,100 *,e CareMax, Inc 7,799
373 * Castle Biosciences, Inc 9,728
9,754 * Centene Corp 758,959
1,866 * Certara, Inc 24,780
2,819 * Cerus Corp 10,148
3,853 * Change Healthcare, Inc 105,919
261 Chemed Corp 113,942
5,124 Cigna Corp 1,421,756
6,357 * Clover Health Investments Corp 10,807
2,138 * Community Health Systems, Inc 4,597
168 * Computer Programs & Systems, Inc 4,684
422 Conmed Corp 33,832
263 * Convey Holding Parent, Inc 2,764
852 Cooper Cos, Inc 224,843
163 * Corvel Corp 22,564
1,718 * Covetrus, Inc 35,872
544 * Cross Country Healthcare, Inc 15,433
480 * CryoLife, Inc 6,643
670 * CryoPort, Inc 16,321
1,800 * Cue Health, Inc 5,418
279 * Cutera, Inc 12,722
22,386 CVS Health Corp 2,134,953
1,050 * DaVita, Inc 86,908
485 * Definitive Healthcare Corp 7,537
3,750 Dentsply Sirona, Inc 106,312
6,648 * Dexcom, Inc 535,430
1,250 * DocGo, Inc 12,400
1,826 *,e Doximity, Inc 55,182
10,588 * Edwards Lifesciences Corp 874,886
4,115 Elevance Health, Inc 1,869,198
985 Embecta Corp 28,358
1,608 Encompass Health Corp 72,730
804 * Enhabit, Inc 11,288
653 * Enovis Corp 30,084
981 Ensign Group, Inc 77,989
2,830 * Envista Holdings Corp 92,852
1,279 * Evolent Health, Inc 45,954
2,133 *,e Figs, Inc 17,597
350 * Fulgent Genetics, Inc 13,342
710 * Glaukos Corp 37,800
1,419 * Globus Medical, Inc 84,530
1,657 * Guardant Health, Inc 89,196
886 * Haemonetics Corp 65,591
636 * Hanger Inc 11,906
3,749 HCA Healthcare, Inc 689,029
737 * Health Catalyst, Inc 7,149
1,338 * HealthEquity, Inc 89,873
399 * HealthStream, Inc 8,483
2,395 * Henry Schein, Inc 157,519
136 * Heska Corp 9,917
2,089 * Hims & Hers Health, Inc 11,657
4,216 * Hologic, Inc 272,016
2,157 Humana, Inc 1,046,555
362 * ICU Medical, Inc 54,517
1,434 * IDEXX Laboratories, Inc 467,197
779 * Inari Medical, Inc 56,587
200 * Innovage Holding Corp 1,176

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
301 * Inogen, Inc $ 7,308
465 * Inspire Medical Systems, Inc 82,477
1,159 * Insulet Corp 265,875
572 * Integer Holding Corp 35,596
1,378 * Integra LifeSciences Holdings Corp 58,372
6,117 * Intuitive Surgical, Inc 1,146,570
4,647 *,e Invitae Corp 11,432
96 iRadimed Corp 2,886
477 * iRhythm Technologies, Inc 59,759
229 * Joint Corp 3,598
1,591 Laboratory Corp of America Holdings 325,853
1,098 * Lantheus Holdings, Inc 77,222
236 LeMaitre Vascular, Inc 11,960
528 * LHC Group, Inc 86,412
1,192 *,e LifeStance Health Group, Inc 7,891
892 * LivaNova plc 45,287
849 * Masimo Corp 119,845
2,486 McKesson Corp 844,917
1,431 * MEDNAX, Inc 23,626
22,814 Medtronic plc 1,842,230
646 * Meridian Bioscience, Inc 20,368
985 * Merit Medical Systems, Inc 55,662
49 Mesa Laboratories, Inc 6,901
199 * ModivCare, Inc 19,836
1,000 * Molina Healthcare, Inc 329,840
6,230 *,e Multiplan Corp 17,818
734 *,e Nano-X Imaging Ltd 8,419
173 National Healthcare Corp 10,958
208 National Research Corp 8,278
2,042 * Neogen Corp 28,527
613 * Nevro Corp 28,566
818 * NextGen Healthcare, Inc 14,479
1,767 * Novocure Ltd 134,257
727 *,e Nutex Health, Inc 1,090
959 * NuVasive, Inc 42,014
1,981 * Oak Street Health, Inc 48,574
758 * Omnicell, Inc 65,969
310 * Oncology Institute, Inc 1,435
6,424 * Opko Health, Inc 12,141
366 * OptimizeRx Corp 5,424
2,403 * Option Care Health, Inc 75,622
1,144 * OraSure Technologies, Inc 4,336
267 * Orthofix Medical Inc 5,102
333 * OrthoPediatrics Corp 15,365
742 * Outset Medical, Inc 11,820
1,223 Owens & Minor, Inc 29,474
525 *,e P3 Health Partners, Inc 2,426
724 * Paragon 28, Inc 12,902
1,530 Patterson Cos, Inc 36,751
524 * Pennant Group, Inc 5,455
597 * Penumbra, Inc 113,191
419 * PetIQ, Inc 2,891
771 * Phreesia, Inc 19,645
2,070 Premier, Inc 70,256
682 * Privia Health Group, Inc 23,229
399 * PROCEPT BioRobotics Corp 16,543
1,198 * Progyny, Inc 44,398
2,372 * Project Roadrunner Parent, Inc 43,953
559 * Pulmonx Corp 9,313
2,014 Quest Diagnostics, Inc 247,098
828 * QuidelOrtho Corp 59,185

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
689 * RadNet, Inc $ 14,021
2,482 Resmed, Inc 541,821
375 * RxSight, Inc 4,500
896 * Schrodinger, Inc 22,382
496 * SeaSpine Holdings Corp 2,817
1,678 Select Medical Holdings Corp 37,084
3,285 *,e Sema4 Holdings Corp 2,883
7,206 * Senseonics Holdings, Inc 9,512
5,090 *,e Sharecare, Inc 9,671
594 * Shockwave Medical Inc 165,174
442 * SI-BONE, Inc 7,717
421 * Sight Sciences, Inc 2,673
1,111 * Signify Health, Inc 32,386
548 * Silk Road Medical Inc 24,660
227 Simulations Plus, Inc 11,019
793 * Staar Surgical Co 55,946
1,629 STERIS plc 270,870
6,017 Stryker Corp 1,218,683
608 * Surgery Partners, Inc 14,227
300 * SurModics, Inc 9,120
280 * Tactile Systems Technology, Inc 2,181
1,069 * Tandem Diabetes Care, Inc 51,152
2,648 * Teladoc, Inc 67,127
818 Teleflex, Inc 164,794
1,754 * Tenet Healthcare Corp 90,471
436 * Transmedics Group, Inc 18,199
533 * Treace Medical Concepts, Inc 11,763
159 * UFP Technologies, Inc 13,649
15,943 UnitedHealth Group, Inc 8,051,853
1,148 Universal Health Services, Inc (Class B) 101,231
187 US Physical Therapy, Inc 14,216
80 Utah Medical Products, Inc 6,825
587 * Varex Imaging Corp 12,409
2,386 * Veeva Systems, Inc 393,404
3,056 * VG Acquisition Corp 8,740
908 * Vicarious Surgical, Inc 3,042
2,186 * ViewRay, Inc 7,957
3,636 Zimmer Biomet Holdings, Inc 380,144
363 * Zimvie, Inc 3,583
374 e Zynex Inc 3,392
TOTAL HEALTH CARE EQUIPMENT & SERVICES 37,890,531
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
1,630 * Beauty Health Co 19,218
2,141 * BellRing Brands, Inc 44,126
160 * Central Garden & Pet Co 5,766
580 * Central Garden and Pet Co (Class A) 19,813
4,218 Church & Dwight Co, Inc 301,334
2,121 Clorox Co 272,315
14,130 Colgate-Palmolive Co 992,632
5,109 * Coty, Inc 32,289
893 Edgewell Personal Care Co 33,398
620 * elf Beauty, Inc 23,324
1,154 Energizer Holdings, Inc 29,012
3,921 Estee Lauder Cos (Class A) 846,544
1,810 * Herbalife Nutrition Ltd 36,001
1,244 * Honest Co, Inc 4,354
253 Inter Parfums, Inc 19,091
5,756 Kimberly-Clark Corp 647,780
188 Medifast, Inc 20,372
140 * Nature's Sunshine Products, Inc 1,154

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
938 Nu Skin Enterprises, Inc (Class A) $ 31,301
1,877 * Olaplex Holdings, Inc 17,925
40,743 Procter & Gamble Co 5,143,804
871 Reynolds Consumer Products, Inc 22,655
741 Spectrum Brands Holdings, Inc 28,921
180 * USANA Health Sciences, Inc 10,089
1,092 * Veru, Inc 12,580
266 WD-40 Co 46,747
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,662,545
INSURANCE - 2 .3%
10,641 Aflac, Inc 598,024
214 * Alleghany Corp 179,625
4,672 Allstate Corp 581,804
699 * AMBAC Financial Group, Inc 8,912
1,426 American Equity Investment Life Holding Co 53,175
1,177 American Financial Group, Inc 144,689
13,017 American International Group, Inc 618,047
299 Amerisafe, Inc 13,972
3,588 Aon plc 961,118
5,924 * Arch Capital Group Ltd 269,779
509 Argo Group International Holdings Ltd 9,803
3,438 Arthur J. Gallagher & Co 588,654
937 Assurant, Inc 136,118
1,117 Assured Guaranty Ltd 54,119
1,411 Axis Capital Holdings Ltd 69,351
4,258 *,e Bright Health Group, Inc 4,471
1,215 * Brighthouse Financial, Inc 52,755
4,079 Brown & Brown, Inc 246,698
891 * BRP Group, Inc 23,478
7,062 Chubb Ltd 1,284,437
2,630 Cincinnati Financial Corp 235,569
261 CNA Financial Corp 9,631
1,716 Conseco, Inc 30,836
143 Donegal Group, Inc (Class A) 1,929
494 * eHealth, Inc 1,932
488 Employers Holdings, Inc 16,831
222 * Enstar Group Ltd 37,649
436 Erie Indemnity Co (Class A) 96,927
638 Everest Re Group Ltd 167,437
4,587 Fidelity National Financial Inc 166,049
1,838 First American Financial Corp 84,732
8,098 * Genworth Financial, Inc (Class A) 28,343
1,640 Globe Life, Inc 163,508
286 * Goosehead Insurance, Inc 10,193
463 * Greenlight Capital Re Ltd (Class A) 3,445
667 Hanover Insurance Group, Inc 85,469
5,478 Hartford Financial Services Group, Inc 339,307
121 e HCI Group, Inc 4,743
165 * Hippo Holdings, Inc 3,049
637 Horace Mann Educators Corp 22,480
23 Investors Title Co 3,243
648 James River Group Holdings Ltd 14,781
1,193 Kemper Corp 49,223
347 Kinsale Capital Group, Inc 88,631
657 * Lemonade, Inc 13,915
3,077 Lincoln National Corp 135,111
3,399 Loews Corp 169,406
235 * Markel Corp 254,792
8,540 Marsh & McLennan Cos, Inc 1,274,937
1,028 * MBIA, Inc 9,458

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
429 Mercury General Corp $ 12,192
11,405 Metlife, Inc 693,196
35 National Western Life Group, Inc 5,978
158 * NI Holdings, Inc 2,111
5,018 Old Republic International Corp 105,027
1,998 * Oscar Health, Inc 9,970
391 * Palomar Holdings, Inc 32,734
727 Primerica, Inc 89,748
4,377 Principal Financial Group 315,801
820 ProAssurance Corp 15,998
9,964 Progressive Corp 1,157,916
6,486 Prudential Financial, Inc 556,369
1,153 Reinsurance Group of America, Inc (Class A) 145,059
759 RenaissanceRe Holdings Ltd 106,556
600 RLI Corp 61,428
157 *,e Root, Inc 1,237
1,227 * Ryan Specialty Group Holdings, Inc 49,841
227 Safety Insurance Group, Inc 18,514
1,030 Selective Insurance Group, Inc 83,842
2,285 * Selectquote, Inc 1,668
1,153 * SiriusPoint Ltd 5,707
351 Stewart Information Services Corp 15,318
433 Tiptree Inc 4,659
4,035 Travelers Cos, Inc 618,162
236 * Trean Insurance Group, Inc 802
628 *,e Trupanion, Inc 37,322
338 United Fire Group Inc 9,711
503 Universal Insurance Holdings, Inc 4,955
3,600 Unum Group 139,680
3,558 W.R. Berkley Corp 229,776
56 White Mountains Insurance Group Ltd 72,969
1,889 Willis Towers Watson plc 379,576
TOTAL INSURANCE 14,406,407
MATERIALS - 2 .8%
350 * 5E Advanced Materials, Inc 3,556
461 AdvanSix, Inc 14,798
3,788 Air Products & Chemicals, Inc 881,581
2,002 Albemarle Corp 529,409
3,014 Alcoa Corp 101,451
2,222 * Allegheny Technologies, Inc 59,127
298 Alpha Metallurgical Resources, Inc 40,778
25,996 Amcor plc 278,937
429 American Vanguard Corp 8,022
3,312 *,e Amyris, Inc 9,671
1,121 Aptargroup, Inc 106,529
1,763 * Arconic Corp 30,042
271 † Ardagh Group S.A. 3,279
1,615 e Ardagh Metal Packaging S.A. 7,817
912 Ashland Global Holdings, Inc 86,613
340 * Aspen Aerogels, Inc 3,135
1,410 Avery Dennison Corp 229,407
1,490 Avient Corp 45,147
3,718 * Axalta Coating Systems Ltd 78,301
605 Balchem Corp 73,556
5,423 Ball Corp 262,039
2,133 * Berry Global Group, Inc 99,248
953 Cabot Corp 60,887
799 Carpenter Technology Corp 24,881
1,854 Celanese Corp (Series A) 167,490
831 * Century Aluminum Co 4,388

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
3,412 CF Industries Holdings, Inc $ 328,405
111 Chase Corp 9,276
2,721 Chemours Co 67,073
261 * Clearwater Paper Corp 9,814
8,514 * Cleveland-Cliffs, Inc 114,684
4,597 * Coeur Mining, Inc 15,722
1,801 Commercial Metals Co 63,899
532 Compass Minerals International, Inc 20,498
1,802 * Constellium SE 18,272
12,399 Corteva, Inc 708,603
2,070 Crown Holdings, Inc 167,732
1,053 * Dakota Gold Corp 3,212
1,647 *,e Danimer Scientific, Inc 4,859
987 * Diversey Holdings Ltd 4,797
12,278 Dow, Inc 539,373
8,729 DuPont de Nemours, Inc 439,942
709 Eagle Materials, Inc 75,991
2,121 Eastman Chemical Co 150,697
4,252 Ecolab, Inc 614,074
3,499 Element Solutions, Inc 56,929
2,190 FMC Corp 231,483
24,699 Freeport-McMoRan, Inc (Class B) 675,024
400 FutureFuel Corp 2,416
13,535 * Ginkgo Bioworks Holdings, Inc 42,229
658 Glatfelter Corp 2,046
4,828 Graphic Packaging Holding Co 95,305
395 Greif, Inc (Class A) 23,530
87 Greif, Inc (Class B) 5,290
784 H.B. Fuller Co 47,118
284 Hawkins, Inc 11,073
193 Haynes International, Inc 6,778
9,435 Hecla Mining Co 37,174
3,508 Huntsman Corp 86,086
2,700 * Hycroft Mining Holding Corp 1,632
749 * Ingevity Corp 45,412
373 Innospec, Inc 31,955
4,277 International Flavors & Fragrances, Inc 388,480
6,161 International Paper Co 195,304
149 * Intrepid Potash, Inc 5,896
261 Kaiser Aluminum Corp 16,012
315 Koppers Holdings, Inc 6,546
357 Kronos Worldwide, Inc 3,334
8,499 Linde plc 2,291,245
2,677 * Livent Corp 82,050
1,476 Louisiana-Pacific Corp 75,556
542 * LSB Industries, Inc 7,724
4,354 LyondellBasell Industries NV 327,769
1,039 Martin Marietta Materials, Inc 334,652
300 Materion Corp 24,000
741 Minerals Technologies, Inc 36,613
6,067 Mosaic Co 293,218
1,500 * MP Materials Corp 40,950
371 Myers Industries, Inc 6,110
95 NewMarket Corp 28,579
13,641 Newmont Goldcorp Corp 573,331
3,868 * Novagold Resources Inc 18,141
4,497 Nucor Corp 481,134
2,868 * O-I Glass, Inc 37,141
2,431 Olin Corp 104,241
163 Olympic Steel, Inc 3,718
1,636 * Origin Materials, Inc 8,442

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
1,050 Orion Engineered Carbons SA $ 14,017
1,615 Packaging Corp of America 181,348
499 Pactiv Evergreen, Inc 4,356
1,935 * Perimeter Solutions S.A. 15,499
282 * Piedmont Lithium, Inc 15,084
632 * PolyMet Mining Corp 1,820
4,040 PPG Industries, Inc 447,188
868 * PQ Group Holdings, Inc 7,326
1,820 *,e PureCycle Technologies, Inc 14,687
201 Quaker Chemical Corp 29,020
376 Ramaco Resources, Inc 3,459
564 * Ranpak Holdings Corp 1,929
877 * Rayonier Advanced Materials, Inc 2,763
1,022 Reliance Steel & Aluminum Co 178,247
687 * Resolute Forest Products 13,740
1,158 Royal Gold, Inc 108,644
2,211 RPM International, Inc 184,198
272 Ryerson Holding Corp 7,001
421 Schnitzer Steel Industries, Inc (Class A) 11,982
1,019 Schweitzer-Mauduit International, Inc 22,500
716 Scotts Miracle-Gro Co (Class A) 30,609
2,582 Sealed Air Corp 114,925
804 Sensient Technologies Corp 55,749
4,089 Sherwin-Williams Co 837,223
1,204 Silgan Holdings, Inc 50,616
1,617 Sonoco Products Co 91,732
1,339 Southern Copper Corp 60,041
3,317 SSR Mining, Inc 48,793
2,951 Steel Dynamics, Inc 209,373
410 Stepan Co 38,405
1,996 * Summit Materials, Inc 47,824
1,010 SunCoke Energy, Inc 5,868
619 Sylvamo Corp 20,984
717 * TimkenSteel Corp 10,748
394 Tredegar Corp 3,719
716 Trimas Corp 17,950
733 Trinseo plc 13,429
1,767 Tronox Holdings plc 21,646
30 United States Lime & Minerals, Inc 3,066
4,509 United States Steel Corp 81,703
3,271 Valvoline, Inc 82,887
2,283 Vulcan Materials Co 360,052
816 Warrior Met Coal, Inc 23,207
559 Westlake Chemical Corp 48,566
4,393 WestRock Co 135,700
702 Worthington Industries, Inc 26,774
TOTAL MATERIALS 17,065,075
MEDIA & ENTERTAINMENT - 6 .3%
13,252 Activision Blizzard, Inc 985,154
1,587 Adeia, Inc 22,440
988 * Advantage Solutions, Inc 2,104
102,540 * Alphabet, Inc (Class A) 9,807,951
92,188 * Alphabet, Inc (Class C) 8,863,876
3,867 * Altice USA, Inc 22,545
8,836 *,e AMC Entertainment Holdings, Inc 61,587
543 * AMC Networks, Inc 11,023
232 * Arena Group Holdings, Inc 3,039
380 * Boston Omaha Corp 8,755
1,441 * Bumble, Inc 30,967
92 Cable One, Inc 78,481

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
544 * Cardlytics, Inc $ 5,114
1,657 * Cargurus, Inc 23,480
1,131 * Cars.com, Inc 13,006
1,896 * Charter Communications, Inc 575,152
2,021 * Cinemark Holdings, Inc 24,474
6,287 * Clear Channel 8,613
74,825 Comcast Corp (Class A) 2,194,617
315 * Cumulus Media Inc 2,214
17 * Daily Journal Corp 4,359
632 * DHI Group, Inc 3,400
4,043 * DISH Network Corp (Class A) 55,915
4,803 Electronic Arts, Inc 555,755
2,184 * Entercom Communications Corp 843
1,005 Entravision Communications Corp (Class A) 3,990
1,205 *,e Eventbrite Inc 7,326
249 * EverQuote Inc 1,698
916 * EW Scripps Co (Class A) 10,323
5,373 Fox Corp (Class A) 164,844
2,613 Fox Corp (Class B) 74,470
2,993 *,e fuboTV, Inc 10,625
2,328 * Gannett Co, Inc 3,562
1,547 Gray Television, Inc 22,153
1,354 * IAC 74,985
1,779 * iHeartMedia, Inc 13,040
902 * Imax Corp 12,736
556 * Integral Ad Science Holding Corp 4,025
6,397 Interpublic Group of Cos, Inc 163,763
693 John Wiley & Sons, Inc (Class A) 26,029
170 *,e Liberty Braves Group (Class A) 4,785
525 * Liberty Braves Group (Class C) 14,438
413 Liberty Broadband Corp (Class A) 30,810
2,140 * Liberty Broadband Corp (Class C) 157,932
398 * Liberty Media Group (Class A) 20,903
3,453 * Liberty Media Group (Class C) 202,000
1,463 Liberty SiriusXM Group (Class A) 55,696
2,909 * Liberty SiriusXM Group (Class C) 109,698
786 * Lions Gate Entertainment Corp (Class A) 5,840
1,776 * Lions Gate Entertainment Corp (Class B) 12,343
2,523 * Live Nation, Inc 191,849
336 * Madison Square Garden Co 45,918
496 * Madison Square Garden Entertainment Corp 21,869
2,210 * Magnite, Inc 14,520
294 e Marcus Corp 4,084
4,748 * Match Group, Inc 226,717
329 * MediaAlpha, Inc 2,879
39,095 * Meta Platforms, Inc 5,304,410
7,442 * Netflix, Inc 1,752,144
2,867 New York Times Co (Class A) 82,426
6,379 News Corp (Class A) 96,387
1,884 News Corp (Class B) 29,051
706 Nexstar Media Group Inc 117,796
3,500 Omnicom Group, Inc 220,815
692 *,e Outbrain, Inc 2,526
89 e Paramount Global (Class A) 1,917
9,969 Paramount Global (Class B) 189,810
9,845 * Pinterest, Inc 229,389
1,390 * Playstudios, Inc 4,851
1,555 *,e Playtika Holding Corp 14,601
683 * PubMatic, Inc 11,358
1,085 * QuinStreet, Inc 11,393
378 * Reservoir Media, Inc 1,845

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
7,482 *,e ROBLOX Corp $ 268,155
2,026 * Roku, Inc 114,266
438 Scholastic Corp 13,473
862 Sinclair Broadcast Group, Inc (Class A) 15,594
12,646 e Sirius XM Holdings, Inc 72,209
6,587 *,e Skillz, Inc 6,719
2,335 * Spotify Technology S.A. 201,510
1,314 * Stagwell, Inc 9,132
2,757 * Take-Two Interactive Software, Inc 300,513
378 * TechTarget, Inc 22,378
3,517 TEGNA, Inc 72,732
380 * Thryv Holdings, Inc 8,675
1,758 * TripAdvisor, Inc 38,817
1,632 * TrueCar, Inc 2,464
12,745 * Twitter, Inc 558,741
2,350 * Vimeo, Inc 9,400
31,095 * Walt Disney Co 2,933,191
39,844 * Warner Bros Discovery, Inc 458,206
736 * WideOpenWest, Inc 9,031
749 World Wrestling Entertainment, Inc (Class A) 52,557
1,209 * Yelp, Inc 40,997
795 * Ziff Davis Inc 54,442
1,228 * ZipRecruiter, Inc 20,262
4,577 * ZoomInfo Technologies, Inc 190,678
TOTAL MEDIA & ENTERTAINMENT 38,625,575
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .6%
1,510 * 10X Genomics, Inc 43,005
646 * 2seventy bio, Inc 9,399
684 * 4D Molecular Therapeutics, Inc 5,499
306 * Aadi Bioscience, Inc 4,324
30,138 AbbVie, Inc 4,044,821
3,422 *,e AbCellera Biologics, Inc 33,844
926 * Absci Corp 2,898
2,077 * Acadia Pharmaceuticals, Inc 33,980
997 * Aclaris Therapeutics, Inc 15,693
993 * Adagio Therapeutics, Inc 3,108
1,866 * Adaptive Biotechnologies Corp 13,286
441 * Adicet Bio, Inc 6,271
3,230 * ADMA Biologics, Inc 7,849
702 * Aerie Pharmaceuticals, Inc 10,621
190 *,e Aerovate Therapeutics, Inc 3,150
1,962 * Affimed NV 4,042
4,738 * Agenus, Inc 9,713
5,154 Agilent Technologies, Inc 626,469
1,081 * Agios Pharmaceuticals, Inc 30,571
423 *,e Akero Therapeutics, Inc 14,403
144 * Akoya Biosciences, Inc 1,692
275 * Albireo Pharma, Inc 5,324
1,021 * Alector, Inc 9,659
2,871 * Alkermes plc 64,109
1,319 *,e Allogene Therapeutics, Inc 14,245
492 *,e Allovir, Inc 3,882
2,045 * Alnylam Pharmaceuticals, Inc 409,327
260 *,e Alpine Immune Sciences, Inc 1,872
308 * ALX Oncology Holdings, Inc 2,948
9,103 Amgen, Inc 2,051,816
4,499 * Amicus Therapeutics, Inc 46,970
2,013 * Amneal Pharmaceuticals, Inc 4,066
552 * Amphastar Pharmaceuticals, Inc 15,511
593 * Amylyx Pharmaceuticals, Inc 16,693

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
305 * AnaptysBio, Inc $ 7,781
1,126 *,e Anavex Life Sciences Corp 11,620
121 * ANI Pharmaceuticals, Inc 3,889
216 * Anika Therapeutics, Inc 5,141
1,504 * Apellis Pharmaceuticals, Inc 102,723
1,513 *,e Arbutus Biopharma Corp 2,890
503 * Arcellx, Inc 9,441
365 * Arcturus Therapeutics Holdings, Inc 5,409
799 * Arcus Biosciences, Inc 20,902
576 * Arcutis Biotherapeutics, Inc 11,007
1,723 * Arrowhead Pharmaceuticals Inc 56,945
807 * Arvinas, Inc 35,903
1,368 * Atara Biotherapeutics, Inc 5,171
1,067 * Atea Pharmaceuticals, Inc 6,071
550 * Athira Pharma, Inc 1,633
338 * Aura Biosciences, Inc 6,125
2,219 * Aurinia Pharmaceuticals, Inc 16,687
9,898 * Avantor, Inc 194,001
989 * Avid Bioservices, Inc 18,910
858 * Avidity Biosciences, Inc 14,011
493 *,e Axsome Therapeutics, Inc 21,998
1,068 * Beam Therapeutics, Inc 50,879
1,205 * Berkeley Lights, Inc 3,446
2,996 * BioCryst Pharmaceuticals, Inc 37,750
2,494 * Biogen, Inc 665,898
1,036 * Biohaven Pharmaceutical Holding Co Ltd 156,612
3,188 * BioMarin Pharmaceutical, Inc 270,247
4,860 *,e Bionano Genomics, Inc 8,894
379 * Bio-Rad Laboratories, Inc (Class A) 158,096
657 Bio-Techne Corp 186,588
830 *,e Bioxcel Therapeutics Inc 9,811
1,143 *,e Bluebird Bio, Inc 7,235
957 * Blueprint Medicines Corp 63,057
1,858 * Bridgebio Pharma, Inc 18,469
36,319 Bristol-Myers Squibb Co 2,581,918
1,252 Brooks Automation, Inc 53,661
1,736 Bruker BioSciences Corp 92,112
647 * C4 Therapeutics, Inc 5,674
679 * Cara Therapeutics, Inc 6,355
831 * CareDx, Inc 14,144
983 * Caribou Biosciences, Inc 10,371
656 *,e Cassava Sciences, Inc 27,434
2,822 * Catalent, Inc 204,200
2,132 * Catalyst Pharmaceuticals, Inc 27,354
777 * Celldex Therapeutics, Inc 21,841
397 * Century Therapeutics, Inc 3,926
887 * Cerevel Therapeutics Holdings, Inc 25,067
837 * Charles River Laboratories International, Inc 164,722
1,023 * ChemoCentryx, Inc 52,848
1,268 * Chimerix, Inc 2,447
854 * Chinook Therapeutics, Inc 16,790
233 *,e CinCor Pharma, Inc 7,647
970 * Codexis, Inc 5,878
1,087 * Cogent Biosciences, Inc 16,218
1,104 * Coherus Biosciences, Inc 10,609
773 * Collegium Pharmaceutical, Inc 12,383
1,611 * Corcept Therapeutics, Inc 41,306
899 * Crinetics Pharmaceuticals, Inc 17,656
1,556 * CTI BioPharma Corp 9,056
427 * Cullinan Oncology, Inc 5,474
1,861 * Cytek Biosciences, Inc 27,394

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,352 * Cytokinetics, Inc $ 65,504
10,990 Danaher Corp 2,838,607
386 * Day One Biopharmaceuticals, Inc 7,732
610 * Deciphera Pharmaceuticals, Inc 11,285
1,553 * Denali Therapeutics, Inc 47,662
578 * Design Therapeutics, Inc 9,664
487 * DICE Therapeutics, Inc 9,876
1,903 * Dynavax Technologies Corp 19,867
549 * Dyne Therapeutics, Inc 6,972
122 * Eagle Pharmaceuticals, Inc 3,223
648 *,e Edgewise Therapeutics, Inc 6,376
1,182 *,e Editas Medicine, Inc 14,468
426 * Eiger BioPharmaceuticals, Inc 3,208
7,744 * Elanco Animal Health, Inc 96,103
14,377 Eli Lilly & Co 4,648,803
788 * Emergent Biosolutions, Inc 16,540
301 * Enanta Pharmaceuticals, Inc 15,613
3,398 *,e EQRx, Inc 16,820
1,213 *,e Erasca, Inc 9,461
1,139 *,e Esperion Thereapeutics, Inc 7,631
533 * Evolus, Inc 4,291
2,917 * Exact Sciences Corp 94,773
5,221 * Exelixis, Inc 81,865
468 *,e EyePoint Pharmaceuticals, Inc 3,702
1,343 * Fate Therapeutics, Inc 30,097
1,457 * FibroGen, Inc 18,956
410 * Foghorn Therapeutics, Inc 3,518
588 * Forma Therapeutics Holdings, Inc 11,731
532 *,e Fulcrum Therapeutics, Inc 4,304
744 * Generation Bio Co 3,951
6,579 *,e Geron Corp 15,395
21,416 Gilead Sciences, Inc 1,321,153
1,063 * Global Blood Therapeutics, Inc 72,390
1,085 *,e Gossamer Bio, Inc 12,998
2,341 * Halozyme Therapeutics, Inc 92,563
405 * Harmony Biosciences Holdings, Inc 17,937
1,529 *,e Heron Therapeutics, Inc 6,452
256 * HilleVax, Inc 4,375
3,709 * Horizon Therapeutics Plc 229,550
205 *,e Icosavax, Inc 648
482 * Ideaya Biosciences, Inc 7,191
125 *,e IGM Biosciences, Inc 2,842
2,643 * Illumina, Inc 504,258
463 *,e Imago Biosciences, Inc 6,968
2,150 *,e ImmunityBio, Inc 10,685
3,250 * Immunogen, Inc 15,535
609 * Immunovant, Inc 3,398
3,159 * Incyte Corp 210,516
477 * Inhibrx, Inc 8,562
1,186 * Innoviva, Inc 13,769
232 *,e Inotiv, Inc 3,909
3,572 * Inovio Pharmaceuticals, Inc 6,162
1,917 * Insmed, Inc 41,292
1,269 *,e Instil Bio, Inc 6,142
1,275 * Intellia Therapeutics, Inc 71,349
554 * Intercept Pharmaceuticals, Inc 7,728
1,517 * Intra-Cellular Therapies, Inc 70,586
2,335 * Ionis Pharmaceuticals, Inc 103,277
2,420 * Iovance Biotherapeutics, Inc 23,184
3,230 * IQVIA Holdings, Inc 585,082
2,421 * Ironwood Pharmaceuticals, Inc 25,082

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
343 * iTeos Therapeutics, Inc $ 6,534
1,903 * IVERIC bio, Inc 34,140
205 *,e Janux Therapeutics, Inc 2,776
1,000 * Jazz Pharmaceuticals plc 133,290
44,874 Johnson & Johnson 7,330,617
745 * Jounce Therapeutics, Inc 1,743
390 * KalVista Pharmaceuticals Inc 5,659
499 * Karuna Therapeutics, Inc 112,240
1,306 * Karyopharm Therapeutics, Inc 7,131
226 * Keros Therapeutics, Inc 8,502
1,049 * Kezar Life Sciences, Inc 9,032
561 * Kiniksa Pharmaceuticals Ltd 7,203
421 *,e Kinnate Biopharma, Inc 5,031
557 * Kodiak Sciences, Inc 4,311
693 * Kronos Bio, Inc 2,322
313 * Krystal Biotech Inc 21,816
1,038 * Kura Oncology, Inc 14,179
584 * Kymera Therapeutics, Inc 12,714
1,227 * Lexicon Pharmaceuticals, Inc 2,945
305 * Ligand Pharmaceuticals, Inc (Class B) 26,264
933 *,e Liquidia Corp 5,076
2,962 * Lyell Immunopharma, Inc 21,711
985 * MacroGenics, Inc 3,408
213 * Madrigal Pharmaceuticals, Inc 13,843
4,140 *,e MannKind Corp 12,793
1,760 * Maravai LifeSciences Holdings, Inc 44,933
1,600 * MaxCyte, Inc 10,400
494 * Medpace Holdings, Inc 77,642
520 * MeiraGTx Holdings plc 4,373
43,154 Merck & Co, Inc 3,716,422
1,159 * Mersana Therapeutics, Inc 7,835
386 * Mettler-Toledo International, Inc 418,470
1,942 *,e MiMedx Group, Inc 5,574
707 * Mirati Therapeutics, Inc 49,377
270 * Mirum Pharmaceuticals, Inc 5,673
5,772 * Moderna, Inc 682,539
579 *,e Monte Rosa Therapeutics, Inc 4,730
337 * Morphic Holding, Inc 9,537
1,296 * Myriad Genetics, Inc 24,728
771 * NanoString Technologies, Inc 9,846
1,394 * Natera, Inc 61,085
1,214 *,e Nautilus Biotechnology, Inc 2,574
3,021 * Nektar Therapeutics 9,667
1,811 * NeoGenomics, Inc 15,593
1,620 * Neurocrine Biosciences, Inc 172,060
653 * NGM Biopharmaceuticals Inc 8,541
547 *,e Nkarta, Inc 7,199
1,338 *,e Novavax, Inc 24,352
774 * Nurix Therapeutics, Inc 10,085
160 *,e Nuvalent, Inc 3,110
2,669 * Nuvation Bio, Inc 5,979
3,201 *,e Ocugen, Inc 5,698
1,191 * Ocular Therapeutix, Inc 4,943
1,082 * Organogenesis Holdings Inc 3,506
4,364 Organon & Co 102,118
1,649 *,e Outlook Therapeutics, Inc 2,012
3,873 *,e Pacific Biosciences of California, Inc 22,483
686 * Pacira BioSciences Inc 36,488
479 * Pardes Biosciences, Inc 886
2,112 PerkinElmer, Inc 254,137
2,396 Perrigo Co plc 85,441

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
96,077 Pfizer, Inc $ 4,204,330
326 *,e Phathom Pharmaceuticals, Inc 3,612
293 Phibro Animal Health Corp 3,894
437 *,e PMV Pharmaceuticals, Inc 5,200
1,279 * Point Biopharma Global, Inc 9,887
590 * Praxis Precision Medicines, Inc 1,339
1,712 * Precigen, Inc 3,629
817 * Prestige Consumer Healthcare, Inc. 40,711
1,110 *,† Progenics Pharmaceuticals, Inc 0
486 * Prometheus Biosciences, Inc 28,679
709 * Protagonist Therapeutics, Inc 5,977
594 * Prothena Corp plc 36,014
1,036 *,e Provention Bio, Inc 4,662
1,091 * PTC Therapeutics, Inc 54,768
3,971 * QIAGEN NV 163,923
537 * Quanterix Corp 5,918
1,824 * Quantum-Si, Inc 5,016
313 * Rallybio Corp 4,529
468 * RAPT Therapeutics, Inc 11,260
446 *,e Reata Pharmaceuticals, Inc 11,208
2,378 *,e Recursion Pharmaceuticals, Inc 25,302
1,760 * Regeneron Pharmaceuticals, Inc 1,212,411
696 * REGENXBIO, Inc 18,395
1,314 * Relay Therapeutics, Inc 29,394
488 * Relmada Therapeutics, Inc 18,066
918 * Repligen Corp 171,767
560 * Replimune Group, Inc 9,671
1,100 * Revance Therapeutics, Inc 29,700
1,022 * REVOLUTION Medicines, Inc 20,154
2,948 * Rigel Pharmaceuticals, Inc 3,479
870 * Rocket Pharmaceuticals, Inc 13,885
6,056 Royalty Pharma plc 243,330
944 * Sage Therapeutics, Inc 36,967
1,429 *,e Sana Biotechnology, Inc 8,574
1,935 * Sangamo Therapeutics Inc 9,481
1,378 * Sarepta Therapeutics, Inc 152,324
1,111 * Science 37 Holdings, Inc 1,789
2,283 * Seagen, Inc 312,383
1,011 * Seer, Inc 7,825
1,207 * Seres Therapeutics, Inc 7,749
842 SIGA Technologies, Inc 8,673
1,390 *,e Singular Genomics Systems, Inc 3,475
2,472 * SomaLogic, Inc 7,169
6,677 *,e Sorrento Therapeutics, Inc 10,483
1,436 * Sotera Health Co 9,794
574 * SpringWorks Therapeutics, Inc 16,376
311 * Stoke Therapeutics, Inc 3,993
725 * Supernus Pharmaceuticals, Inc 24,541
730 * Sutro Biopharma, Inc 4,051
747 * Syndax Pharmaceuticals, Inc 17,950
1,682 * Syneos Health, Inc 79,306
905 * Tango Therapeutics, Inc 3,276
356 * Tarsus Pharmaceuticals, Inc 6,095
568 * Tenaya Therapeutics, Inc 1,647
2,181 * TG Therapeutics, Inc 12,912
1,031 *,e Theravance Biopharma, Inc 10,454
6,677 Thermo Fisher Scientific, Inc 3,386,508
393 * Theseus Pharmaceuticals, Inc 2,279
940 * Travere Therapeutics, Inc 23,162
593 * Tricida, Inc 6,215
941 * Twist Bioscience Corp 33,161

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
356 *,e Tyra Biosciences, Inc $ 3,129
1,092 * Ultragenyx Pharmaceutical, Inc 45,220
751 * United Therapeutics Corp 157,244
819 * Vanda Pharmaceuticals, Inc 8,092
2,085 * Vaxart Inc 4,545
866 * Vaxcyte, Inc 20,784
5,817 * VBI Vaccines, Inc 4,106
383 *,e Ventyx Biosciences, Inc 13,371
147 * Vera Therapeutics, Inc 3,133
1,155 * Veracyte, Inc 19,173
796 * Vericel Corp 18,467
4,342 * Vertex Pharmaceuticals, Inc 1,257,183
684 * Verve Therapeutics, Inc 23,495
20,481 Viatris, Inc 174,498
1,193 * Vir Biotechnology, Inc 23,001
484 * Viridian Therapeutics, Inc 9,927
3,518 * VistaGen Therapeutics, Inc 535
1,029 * Waters Corp 277,346
1,278 West Pharmaceutical Services, Inc 314,490
962 * Xencor, Inc 24,993
2,754 * Xeris Biopharma Holdings, Inc 4,296
616 * Y-mAbs Therapeutics, Inc 8,883
788 * Zentalis Pharmaceuticals, Inc 17,068
8,074 Zoetis, Inc 1,197,293
966 *,† Zogenix, Inc 657
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 52,799,333
REAL ESTATE - 3 .3%
1,492 Acadia Realty Trust 18,829
1,175 Agree Realty Corp 79,406
1,021 Alexander & Baldwin, Inc 16,928
57 Alexander's, Inc 11,911
2,778 Alexandria Real Estate Equities, Inc 389,448
714 American Assets Trust, Inc 18,364
1,878 American Finance Trust, Inc 11,043
4,773 American Homes 4 Rent 156,602
7,882 American Tower Corp 1,692,265
4,437 Americold Realty Trust 109,150
2,744 Apartment Income REIT Corp 105,973
1,848 Apartment Investment and Management Co 13,490
4,063 Apple Hospitality REIT, Inc 57,126
1,769 Armada Hoffler Properties, Inc 18,362
888 * Ashford Hospitality Trust, Inc 6,047
2,397 AvalonBay Communities, Inc 441,503
428 Bluerock Residential Growth REIT, Inc 11,449
2,732 Boston Properties, Inc 204,818
1,429 BraeMar Hotels & Resorts, Inc 6,145
2,649 Brandywine Realty Trust 17,881
5,352 Brixmor Property Group, Inc 98,851
2,559 Broadstone Net Lease, Inc 39,741
572 Brt Realty Trust 11,617
1,599 Camden Property Trust 191,001
1,679 CareTrust REIT, Inc 30,407
493 CBL & Associates Properties, Inc 12,626
5,555 CBRE Group, Inc 375,018
275 Centerspace 18,513
919 * Chatham Lodging Trust 9,071
707 City Office REIT, Inc 7,049
588 Clipper Realty, Inc 4,098
544 Community Healthcare Trust, Inc 17,816
4,824 *,e Compass, Inc 11,192

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
2,132 Corporate Office Properties Trust $ 49,526
2,578 Cousins Properties, Inc 60,196
7,329 Crown Castle International Corp 1,059,407
273 CTO Realty Growth, Inc 5,116
3,658 CubeSmart 146,539
2,415 * Cushman & Wakefield plc 27,652
3,453 DiamondRock Hospitality Co 25,932
4,847 Digital Realty Trust, Inc 480,725
2,419 DigitalBridge Group, Inc 30,262
4,896 Diversified Healthcare Trust 4,848
2,671 *,e Doma Holdings, Inc 1,174
1,341 Douglas Elliman, Inc 5,498
2,632 Douglas Emmett, Inc 47,192
6,484 Duke Realty Corp 312,529
1,427 Easterly Government Properties, Inc 22,504
673 EastGroup Properties, Inc 97,141
3,012 Empire State Realty Trust, Inc 19,759
1,375 EPR Properties 49,307
1,553 Equinix, Inc 883,409
1,868 Equity Commonwealth 45,504
3,060 Equity Lifestyle Properties, Inc 192,290
6,436 Equity Residential 432,628
1,947 Essential Properties Realty Trust, Inc 37,869
1,143 Essex Property Trust, Inc 276,869
1,235 e eXp World Holdings Inc 13,844
2,226 Extra Space Storage, Inc 384,452
729 Farmland Partners, Inc 9,236
1,347 Federal Realty Investment Trust 121,392
1,998 First Industrial Realty Trust, Inc 89,530
240 * Forestar Group, Inc 2,686
1,235 Four Corners Property Trust, Inc 29,875
1,621 Franklin Street Properties Corp 4,263
102 * FRP Holdings, Inc 5,545
3,874 Gaming and Leisure Properties, Inc 171,386
763 Getty Realty Corp 20,517
475 Gladstone Commercial Corp 7,362
687 Gladstone Land Corp 12,435
1,151 Global Medical REIT, Inc 9,807
1,848 Global Net Lease, Inc 19,681
6,024 Healthcare Realty Trust, Inc 125,600
9,296 Healthpeak Properties Inc 213,064
697 Hersha Hospitality Trust 5,562
1,796 Highwoods Properties, Inc 48,420
12,302 Host Hotels and Resorts, Inc 195,356
692 * Howard Hughes Corp 38,330
2,438 Hudson Pacific Properties 26,696
3,525 Independence Realty Trust, Inc 58,973
50 Indus Realty Trust, Inc 2,618
1,471 Industrial Logistics Properties Trust 8,091
439 Innovative Industrial Properties, Inc 38,852
1,002 InvenTrust Properties Corp 21,373
10,054 Invitation Homes, Inc 339,524
4,939 Iron Mountain, Inc 217,168
1,070 iStar Inc 9,908
2,053 JBG SMITH Properties 38,145
843 * Jones Lang LaSalle, Inc 127,352
2,137 Kennedy-Wilson Holdings, Inc 33,038
1,970 Kilroy Realty Corp 82,957
10,503 Kimco Realty Corp 193,360
3,663 Kite Realty Group Trust 63,077
1,519 Lamar Advertising Co 125,302

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
5,428 Lexington Realty Trust $ 49,720
1,362 Life Storage, Inc 150,855
917 LTC Properties, Inc 34,342
3,615 Macerich Co 28,703
1,437 * Mack-Cali Realty Corp 16,339
406 Marcus & Millichap, Inc 13,309
9,560 Medical Properties Trust, Inc 113,382
1,928 Mid-America Apartment Communities, Inc 298,975
885 National Health Investors, Inc 50,029
3,311 National Retail Properties, Inc 131,976
1,216 National Storage Affiliates Trust 50,561
652 NETSTREIT Corp 11,612
2,520 Newmark Group, Inc 20,311
478 NexPoint Residential Trust, Inc 22,088
965 Office Properties Income Trust 13,558
3,987 Omega Healthcare Investors, Inc 117,577
254 One Liberty Properties, Inc 5,339
8,055 *,e Opendoor Technologies, Inc 25,051
914 Orion Office REIT, Inc 7,998
2,712 Outfront Media, Inc 41,195
3,099 Paramount Group, Inc 19,307
4,260 Park Hotels & Resorts, Inc 47,968
2,135 Pebblebrook Hotel Trust 30,979
1,776 Phillips Edison & Co, Inc 49,817
3,336 Physicians Realty Trust 50,173
2,219 Piedmont Office Realty Trust, Inc 23,433
445 Plymouth Industrial REIT, Inc 7,480
255 Postal Realty Trust, Inc 3,741
1,459 PotlatchDeltic Corp 59,877
12,715 Prologis, Inc 1,291,844
2,624 Public Storage, Inc 768,333
2,525 Rayonier, Inc 75,674
349 Re/Max Holdings, Inc 6,600
2,208 * Realogy Holdings Corp 17,907
10,257 Realty Income Corp 596,957
2,098 *,e Redfin Corp 12,252
2,945 Regency Centers Corp 158,588
2,533 Retail Opportunities Investment Corp 34,854
2,722 Rexford Industrial Realty, Inc 141,544
3,244 RLJ Lodging Trust 32,829
497 RMR Group, Inc 11,774
1,201 RPT Realty 9,080
875 Ryman Hospitality Properties 64,391
3,697 Sabra Healthcare REIT, Inc 48,505
319 Safehold, Inc 8,441
370 Saul Centers, Inc 13,875
1,869 SBA Communications Corp 532,011
793 * Seritage Growth Properties 7,153
3,197 Service Properties Trust 16,592
5,663 Simon Property Group, Inc 508,254
2,580 SITE Centers Corp 27,632
1,292 SL Green Realty Corp 51,887
2,053 Spirit Realty Capital, Inc 74,236
747 St. Joe Co 23,926
2,713 STAG Industrial, Inc 77,131
3,908 STORE Capital Corp 122,438
152 Stratus Properties, Inc 3,542
2,137 Summit Hotel Properties, Inc 14,361
1,974 Sun Communities, Inc 267,141
4,344 Sunstone Hotel Investors, Inc 40,920
1,735 Tanger Factory Outlet Centers, Inc 23,735

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
268 * Tejon Ranch Co $ 3,859
1,413 Terreno Realty Corp 74,875
52 * Transcontinental Realty Investors, Inc 2,098
5,209 UDR, Inc 217,267
567 UMH Properties, Inc 9,157
3,661 Uniti Group, Inc 25,444
198 Universal Health Realty Income Trust 8,556
2,537 Urban Edge Properties 33,844
1,302 Urstadt Biddle Properties, Inc (Class A) 20,194
6,969 Ventas, Inc 279,945
16,059 VICI Properties, Inc 479,361
3,062 Vornado Realty Trust 70,916
1,848 Washington REIT 32,451
7,780 Welltower, Inc 500,410
2,135 *,e WeWork, Inc 5,658
12,934 Weyerhaeuser Co 369,395
550 Whitestone REIT 4,653
3,079 WP Carey, Inc 214,914
2,302 Xenia Hotels & Resorts, Inc 31,745
1,056 * Zillow Group, Inc (Class A) 30,233
2,878 * Zillow Group, Inc (Class C) 82,340
TOTAL REAL ESTATE 20,519,810
RETAILING - 5 .7%
426 * 1-800-FLOWERS.COM, Inc (Class A) 2,765
591 * 1stdibs.com, Inc 3,717
667 Aaron's Co, Inc 6,483
912 * Abercrombie & Fitch Co (Class A) 14,182
1,229 Academy Sports & Outdoors, Inc 51,839
1,052 Advance Auto Parts, Inc 164,470
151,523 * Amazon.com, Inc 17,122,099
2,547 American Eagle Outfitters, Inc 24,782
122 * America's Car-Mart, Inc 7,444
1,783 Arko Corp 16,742
346 * Asbury Automotive Group, Inc 52,281
695 * Autonation, Inc 70,800
333 * AutoZone, Inc 713,263
1,577 * BARK, Inc 2,870
4,095 Bath & Body Works, Inc 133,497
1,949 *,e Bed Bath & Beyond, Inc 11,869
3,440 Best Buy Co, Inc 217,890
365 e Big 5 Sporting Goods Corp 3,920
638 e Big Lots, Inc 9,959
455 * Boot Barn Holdings, Inc 26,599
526 Buckle, Inc 16,653
200 Build-A-Bear Workshop, Inc 2,666
1,130 * Burlington Stores, Inc 126,436
639 Caleres, Inc 15,477
670 Camping World Holdings, Inc 16,964
2,760 * CarMax, Inc 182,215
961 * CarParts.com, Inc 4,968
1,750 *,e Carvana Co 35,525
368 Cato Corp (Class A) 3,511
2,088 * Chico's FAS, Inc 10,106
288 * Children's Place, Inc 8,896
207 * Citi Trends, Inc 3,211
291 * Conn's, Inc 2,060
508 * Container Store Group, Inc 2,489
10,132 * ContextLogic, Inc 7,436
1,238 Designer Brands, Inc 18,954
919 * Destination XL Group, Inc 4,981

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
954 Dick's Sporting Goods, Inc $ 99,827
77 Dillard's, Inc (Class A) 21,003
3,897 Dollar General Corp 934,734
3,623 * Dollar Tree, Inc 493,090
4,249 * DoorDash, Inc 210,113
144 * Duluth Holdings, Inc 1,014
9,663 eBay, Inc 355,695
2,188 * Etsy, Inc 219,084
1,112 *,e EVgo, Inc 8,796
961 * Express Parent LLC 1,047
969 * Five Below, Inc 133,402
1,672 * Floor & Decor Holdings, Inc 117,475
1,404 Foot Locker, Inc 43,707
429 Franchise Group, Inc 10,425
389 * Funko, Inc 7,866
4,552 *,e GameStop Corp (Class A) 114,392
3,094 e Gap, Inc 25,402
313 * Genesco, Inc 12,307
2,363 Genuine Parts Co 352,843
290 Group 1 Automotive, Inc 41,432
354 *,e Groupon, Inc 2,818
934 *,e GrowGeneration Corp 3,269
707 Guess?, Inc 10,372
286 Haverty Furniture Cos, Inc 7,121
269 Hibbett Sports, Inc 13,399
17,613 Home Depot, Inc 4,860,131
2,193 Kohl's Corp 55,154
221 * Lands' End, Inc 1,706
2,409 *,e Leslie's, Inc 35,436
484 * Liquidity Services, Inc 7,870
472 Lithia Motors, Inc (Class A) 101,268
4,343 LKQ Corp 204,772
10,924 Lowe's Companies, Inc 2,051,636
442 * Lumber Liquidators, Inc 3,063
4,862 Macy's, Inc 76,188
389 * MarineMax, Inc 11,588
566 Monro Muffler, Inc 24,598
343 Murphy USA, Inc 94,294
1,477 * National Vision Holdings, Inc 48,224
1,826 e Nordstrom, Inc 30,549
797 * ODP Corp 28,015
1,041 * Ollie's Bargain Outlet Holdings, Inc 53,716
180 * OneWater Marine, Inc 5,420
1,062 * O'Reilly Automotive, Inc 746,958
752 * Overstock.com, Inc 18,311
512 Penske Auto Group, Inc 50,396
1,122 * Petco Health & Wellness Co, Inc 12,522
306 PetMed Express, Inc 5,973
667 Pool Corp 212,246
1,286 *,e Porch Group, Inc 2,893
815 * Poshmark, Inc 12,771
1,517 * Quotient Technology, Inc 3,504
6,780 Qurate Retail Group, Inc QVC Group 13,628
1,403 * RealReal, Inc 2,105
1,063 *,e Rent the Runway, Inc 2,339
1,084 Rent-A-Center, Inc 18,981
610 *,e Revolve Group, Inc 13,231
318 * RH 78,250
5,850 Ross Stores, Inc 492,979
178 *,e RumbleON, Inc 3,012
2,062 * Sally Beauty Holdings, Inc 25,981

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
406 Shoe Carnival, Inc $ 8,705
366 Shutterstock, Inc 18,362
819 Signet Jewelers Ltd 46,839
441 * Sleep Number Corp 14,910
455 Sonic Automotive, Inc (Class A) 19,701
689 * Sportsman's Warehouse Holdings, Inc 5,719
1,508 * Stitch Fix Inc 5,957
7,871 Target Corp 1,167,978
1,347 * ThredUp, Inc 2,478
297 Tilly's, Inc 2,055
19,929 TJX Companies, Inc 1,237,989
1,905 Tractor Supply Co 354,101
232 * TravelCenters of America, Inc 12,512
859 * Ulta Beauty, Inc 344,622
1,237 * Urban Outfitters, Inc 24,307
1,365 * Victoria's Secret & Co 39,749
448 Vivid Seats, Inc 3,432
2,078 *,e Volta, Inc 2,514
1,287 * Warby Parker, Inc 17,169
1,297 *,e Wayfair, Inc 42,217
1,203 Williams-Sonoma, Inc 141,774
37 Winmark Corp 8,005
576 * Xometry, Inc 32,711
314 * Zumiez, Inc 6,760
TOTAL RETAILING 35,330,926
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .3%
759 * ACM Research, Inc 9,457
27,549 * Advanced Micro Devices, Inc 1,745,505
932 * Allegro MicroSystems, Inc 20,364
302 * Alpha & Omega Semiconductor Ltd 9,289
567 * Ambarella, Inc 31,854
1,455 Amkor Technology, Inc 24,808
8,887 Analog Devices, Inc 1,238,315
14,847 Applied Materials, Inc 1,216,415
320 *,e Atomera, Inc 3,242
510 * Axcelis Technologies, Inc 30,886
582 * AXT, Inc 3,899
6,747 Broadcom, Inc 2,995,735
333 * Ceva, Inc 8,735
1,003 * Cirrus Logic, Inc 69,006
772 * Cohu, Inc 19,902
1,608 *,e Credo Technology Group Holding Ltd 17,688
97 * CyberOptics Corp 5,217
836 * Diodes, Inc 54,265
2,241 * Enphase Energy, Inc 621,810
2,553 Entegris, Inc 211,950
1,763 * First Solar, Inc 233,192
1,150 * Formfactor, Inc 28,807
991 *,e GLOBALFOUNDRIES, Inc 47,915
434 * Ichor Holdings Ltd 10,507
346 * Impinj, Inc 27,690
1,578 *,e indie Semiconductor, Inc 11,551
69,354 Intel Corp 1,787,253
2,431 KLA Corp 735,693
970 Kulicke & Soffa Industries, Inc 37,374
2,339 Lam Research Corp 856,074
2,478 * Lattice Semiconductor Corp 121,942
799 * MACOM Technology Solutions Holdings, Inc 41,380
14,438 Marvell Technology, Inc 619,535
1,137 * MaxLinear, Inc 37,089

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
9,072 Microchip Technology, Inc $ 553,664
18,823 Micron Technology, Inc 943,032
1,013 MKS Instruments, Inc 83,714
785 Monolithic Power Systems, Inc 285,269
943 * Nanometrics, Inc 60,399
41,076 NVIDIA Corp 4,986,216
7,472 * ON Semiconductor Corp 465,730
409 * PDF Solutions, Inc 10,033
1,020 * Photronics, Inc 14,912
990 Power Integrations, Inc 63,677
1,887 * Qorvo, Inc 149,847
19,108 QUALCOMM, Inc 2,158,822
2,225 * Rambus, Inc 56,559
463 * Rigetti Computing, Inc 870
1,815 * Rockley Photonics Holdings Ltd 1,289
1,200 * Semtech Corp 35,292
653 * Silicon Laboratories, Inc 80,606
272 * SiTime Corp 21,415
106 *,e SkyWater Technology, Inc 811
2,765 Skyworks Solutions, Inc 235,772
592 * SMART Global Holdings, Inc 9,395
1,332 *,e SunPower Corp 30,689
653 * Synaptics, Inc 64,653
2,737 Teradyne, Inc 205,686
15,715 Texas Instruments, Inc 2,432,368
398 * Transphorm, Inc 2,002
789 * Ultra Clean Holdings 20,317
754 Universal Display Corp 71,140
729 * Veeco Instruments, Inc 13,355
1,949 * Wolfspeed, Inc 201,449
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 26,193,327
SOFTWARE & SERVICES - 13 .1%
1,702 * 8x8, Inc 5,872
978 A10 Networks, Inc 12,978
10,813 Accenture plc 2,782,185
2,058 * ACI Worldwide, Inc 43,012
8,060 * Adobe, Inc 2,218,112
2,975 *,e Affirm Holdings, Inc 55,811
400 * Agilysys, Inc 22,140
2,729 * Akamai Technologies, Inc 219,193
790 * Alarm.com Holdings, Inc 51,239
641 *,e Alkami Technology, Inc 9,647
708 * Altair Engineering, Inc 31,308
994 * Alteryx, Inc 55,505
2,168 Amdocs Ltd 172,248
370 American Software, Inc (Class A) 5,668
894 *,e Amplitude, Inc 13,830
1,525 * Ansys, Inc 338,093
306 * Appfolio, Inc 32,044
674 *,e Appian Corp 27,519
3,826 *,e AppLovin Corp 74,569
350 * Arteris, Inc 2,331
1,244 *,e Asana, Inc 27,654
492 * Aspen Technology, Inc 117,194
2,365 * Atlassian Corp plc 498,045
3,745 * Autodesk, Inc 699,566
7,121 Automatic Data Processing, Inc 1,610,699
1,410 * Avalara, Inc 129,438
2,036 * AvePoint, Inc 8,164
2,445 * AvidXchange Holdings, Inc 20,587

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
527 * Benefitfocus, Inc $ 3,346
2,759 Bentley Systems, Inc 84,398
1,087 * BigCommerce Holdings, Inc 16,088
1,647 * Bill.Com Holdings, Inc 218,013
2,568 * Black Knight, Inc 166,227
919 * Blackbaud, Inc 40,491
875 * Blackline, Inc 52,413
3,507 * Blend Labs, Inc 7,750
8,961 * Block, Inc 492,765
2,369 * Box, Inc 57,780
829 Bread Financial Holdings, Inc 26,072
653 * Brightcove, Inc 4,114
1,981 Broadridge Financial Solutions, Inc 285,898
1,775 * BTRS Holdings, Inc 16,437
1,024 *,e C3.ai, Inc 12,800
4,697 * Cadence Design Systems, Inc 767,631
923 * Cantaloupe, Inc 3,212
222 Cass Information Systems, Inc 7,701
2,611 * CCC Intelligent Solutions Holdings, Inc 23,760
810 * Cerberus Cyber Sentinel Corp 2,390
664 * Cerence Inc 10,458
2,180 * Ceridian HCM Holding, Inc 121,818
499 * ChannelAdvisor Corp 11,307
2,198 Citrix Systems, Inc 228,592
600 *,e Cleanspark, Inc 1,908
1,045 *,e Clear Secure, Inc 23,889
4,715 * Cloudflare, Inc 260,787
8,916 Cognizant Technology Solutions Corp (Class A) 512,135
679 * Commvault Systems, Inc 36,014
752 Concentrix Corp 83,946
3,045 * Conduent, Inc 10,170
2,093 * Confluent, Inc 49,751
265 * Consensus Cloud Solutions, Inc 12,535
3,467 *,e Core Scientific, Inc 4,507
485 * Couchbase, Inc 6,921
1,237 * Coupa Software, Inc 72,736
3,558 * Crowdstrike Holdings, Inc 586,394
430 *,e CS Disco, Inc 4,300
520 CSG Systems International, Inc 27,498
1,339 * Cvent Holding Corp 7,030
609 * Cyxtera Technologies, Inc 2,485
4,505 * Datadog, Inc 399,954
348 *,e Digimarc Corp 4,715
1,549 * Digital Turbine, Inc 22,321
1,273 * DigitalOcean Holdings, Inc 46,044
3,281 * DocuSign, Inc 175,435
1,151 Dolby Laboratories, Inc (Class A) 74,988
549 * Domo, Inc 9,877
1,002 * DoubleVerify Holdings, Inc 27,405
5,083 * Dropbox, Inc 105,320
1,275 * Duck Creek Technologies, Inc 15,109
4,238 * DXC Technology Co 103,746
3,263 * Dynatrace, Inc 113,585
3,144 * E2open Parent Holdings, Inc 19,084
387 Ebix, Inc 7,341
543 * eGain Corp 3,991
1,268 * Elastic NV 90,966
349 * Enfusion, Inc 4,307
562 * EngageSmart, Inc 11,628
884 * Envestnet, Inc 39,250
940 * EPAM Systems, Inc 340,459

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
849 * Euronet Worldwide, Inc $ 64,320
638 * Everbridge, Inc 19,701
472 * EverCommerce, Inc 5,159
941 EVERTEC, Inc 29,500
774 * Evo Payments, Inc 25,774
511 * ExlService Holdings, Inc 75,301
439 * Fair Isaac Corp 180,872
1,817 * Fastly, Inc 16,644
10,411 Fidelity National Information Services, Inc 786,759
10,184 * Fiserv, Inc 952,917
1,139 * Five9, Inc 85,402
1,300 * FleetCor Technologies, Inc 229,021
1,015 * Flywire Corp 23,304
503 * ForgeRock, Inc 7,309
11,265 * Fortinet, Inc 553,449
1,347 * Gartner, Inc 372,701
3,194 Genpact Ltd 139,801
4,712 Global Payments, Inc 509,132
671 * Globant S.A. 125,531
2,799 * GoDaddy, Inc 198,393
699 * Grid Dynamics Holdings, Inc 13,092
1,428 * Guidewire Software, Inc 87,936
450 Hackett Group, Inc 7,974
770 * HubSpot, Inc 207,992
280 * I3 Verticals, Inc 5,608
112 * IBEX Ltd 2,080
477 * Informatica, Inc 9,573
412 Information Services Group, Inc 1,961
227 * Instructure Holdings, Inc 5,058
291 * Intapp, Inc 5,433
539 InterDigital, Inc 21,786
15,297 International Business Machines Corp 1,817,437
339 * International Money Express Inc 7,726
4,677 Intuit, Inc 1,811,496
1,261 * IronNet, Inc 869
1,263 Jack Henry & Associates, Inc 230,207
1,086 * Jamf Holding Corp 24,066
1,353 *,e Kaleyra, Inc 1,312
1,215 * KnowBe4, Inc 25,284
3,094 * Kyndryl Holdings, Inc 25,587
2,256 *,e Latch, Inc 2,151
2,061 * Limelight Networks, Inc 5,730
1,122 * Liveperson, Inc 10,569
1,208 * LiveRamp Holdings, Inc 21,937
1,296 *,e LiveVox Holdings, Inc 3,823
1,102 * Manhattan Associates, Inc 146,599
1,642 *,e Marathon Digital Holdings, Inc 17,586
7,301 * Marqeta, Inc 51,983
14,681 Mastercard, Inc (Class A) 4,174,396
3,747 * Matterport, Inc 14,201
1,185 MAXIMUS, Inc 68,576
365 * MeridianLink, Inc 5,942
127,589 Microsoft Corp 29,715,478
157 *,e MicroStrategy, Inc (Class A) 33,325
781 * Mitek Systems, Inc 7,154
704 * Model N, Inc 24,098
1,365 * MoneyGram International, Inc 14,196
1,092 * MongoDB, Inc 216,828
1,055 * N-Able, Inc 9,738
1,156 *,e nCino OpCo, Inc 39,431
2,313 * NCR Corp 43,970

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
885 * New Relic, Inc $ 50,781
1,018 * NextNav, Inc 2,738
9,648 NortonLifelock, Inc 194,311
3,547 * Nutanix, Inc 73,884
2,511 * Okta, Inc 142,801
1,468 *,e Olo, Inc 11,597
710 * ON24, Inc 6,248
634 * OneSpan, Inc 5,459
25,840 Oracle Corp 1,578,049
1,327 * Pagerduty, Inc 30,614
30,694 * Palantir Technologies, Inc 249,542
4,989 * Palo Alto Networks, Inc 817,148
1,026 * Paya Holdings, Inc 6,269
5,432 Paychex, Inc 609,525
896 * Paycom Software, Inc 295,671
779 * Paycor HCM, Inc 23,027
665 * Paylocity Holding Corp 160,651
3,424 * Payoneer Global, Inc 20,715
19,779 * PayPal Holdings, Inc 1,702,379
7,813 * Paysafe Ltd 10,782
748 Pegasystems, Inc 24,041
509 * Perficient, Inc 33,095
203 * PFSweb, Inc 1,892
1,198 * Ping Identity Holding Corp 33,628
1,155 * Procore Technologies, Inc 57,149
766 Progress Software Corp 32,593
671 * PROS Holdings, Inc 16,574
1,840 * PTC, Inc 192,464
877 * Q2 Holdings, Inc 28,239
667 * Qualys, Inc 92,973
738 *,e Rackspace Technology, Inc 3,011
930 * Rapid7, Inc 39,897
1,393 * Remitly Global, Inc 15,490
1,337 * Repay Holdings Corp 9,439
1,545 * Rimini Street, Inc 7,200
1,417 * RingCentral, Inc 56,623
1,957 *,e Riot Blockchain, Inc 13,719
1,821 Roper Technologies, Inc 654,904
5,391 * Sabre Corp 27,764
16,369 * Salesforce, Inc 2,354,517
433 Sapiens International Corp NV 8,305
96 * SecureWorks Corp 773
3,132 * SentinelOne, Inc 80,054
3,429 * ServiceNow, Inc 1,294,825
854 * Shift4 Payments, Inc 38,097
307 * ShotSpotter, Inc 8,829
2,057 * Smartsheet, Inc 70,679
5,219 * Snowflake, Inc 887,021
668 * SolarWinds Corp 5,177
2,799 * Splunk, Inc 210,485
904 * Sprout Social, Inc 54,855
599 * SPS Commerce, Inc 74,414
519 *,e Squarespace, Inc 11,086
3,873 SS&C Technologies Holdings, Inc 184,936
4,668 * StoneCo Ltd 44,486
1,401 * Sumo Logic, Inc 10,508
2,089 * SVMK, Inc 12,137
2,349 Switch, Inc 79,138
2,617 * Synopsys, Inc 799,520
904 * Telos Corp 8,037
1,778 * Tenable Holdings, Inc 61,874

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,844 * Teradata Corp $ 57,275
4,196 * Toast, Inc 70,157
7,448 * Trade Desk, Inc 445,018
369 TTEC Holdings, Inc 16,350
143 * Tucows, Inc 5,350
1,255 * Turing Holding Corp 13,165
2,852 * Twilio, Inc 197,187
718 * Tyler Technologies, Inc 249,505
6,303 * UiPath, Inc 79,481
1,098 * Unisys Corp 8,290
3,542 * Unity Software, Inc 112,848
395 * Upland Software, Inc 3,211
826 * UserTesting, Inc 3,238
1,710 * Varonis Systems, Inc 45,349
1,154 * Verint Systems, Inc 38,751
1,657 * VeriSign, Inc 287,821
988 *,e Veritone, Inc 5,562
2,291 * Verra Mobility Corp 35,213
187 * Viant Technology, Inc 787
28,071 Visa, Inc (Class A) 4,986,813
3,584 VMware, Inc (Class A) 381,553
6,792 Western Union Co 91,692
739 * WEX, Inc 93,809
902 * Wix.com Ltd 70,563
1,259 * WM Technology, Inc 2,027
3,317 * Workday, Inc 504,914
767 * Workiva, Inc 59,673
1,753 * Yext, Inc 7,818
2,019 * Zendesk, Inc 153,646
1,875 *,e Zeta Global Holdings Corp 12,394
4,272 * Zoom Video Communications, Inc 314,376
1,385 * Zscaler, Inc 227,652
1,687 * Zuora Inc 12,450
TOTAL SOFTWARE & SERVICES 80,832,398
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .6%
2,107 * 3D Systems Corp 16,814
380 * 908 Devices, Inc 6,251
806 ADTRAN Holdings, Inc 15,781
617 Advanced Energy Industries, Inc 47,762
1,957 * Aeva Technologies, Inc 3,660
1,341 *,e Akoustis Technologies, Inc 3,983
10,075 Amphenol Corp (Class A) 674,622
260,678 Apple, Inc 36,025,700
4,063 * Arista Networks, Inc 458,672
1,538 * Arlo Technologies, Inc 7,136
1,135 * Arrow Electronics, Inc 104,636
170 * Aviat Networks, Inc 4,655
612 * Avid Technology, Inc 14,235
1,668 Avnet, Inc 60,248
438 Badger Meter, Inc 40,467
636 Belden CDT, Inc 38,173
773 Benchmark Electronics, Inc 19,155
909 * Calix, Inc 55,576
141 * Cambium Networks Corp 2,386
1,029 * Casa Systems, Inc 3,221
2,317 CDW Corp 361,637
2,665 * Ciena Corp 107,746
70,924 Cisco Systems, Inc 2,836,960
153 * Clearfield, Inc 16,010
2,887 Cognex Corp 119,666

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
2,152 * Coherent Corp $ 74,997
3,317 * CommScope Holding Co, Inc 30,550
356 Comtech Telecommunications Corp 3,564
12,918 Corning, Inc 374,880
426 *,e Corsair Gaming, Inc 4,835
485 CTS Corp 20,200
4,541 Dell Technologies, Inc 155,166
400 * Digi International, Inc 13,828
284 * DZS, Inc 3,209
830 *,e Eastman Kodak Co 3,810
404 * ePlus, Inc 16,782
1,500 * Evolv Technologies Holdings, Inc 3,180
1,698 * Extreme Networks, Inc 22,193
1,062 * F5 Networks, Inc 153,703
683 * Fabrinet 65,192
288 * FARO Technologies, Inc 7,903
319 *,e Focus Universal, Inc 2,992
1,256 * Harmonic, Inc 16,416
22,442 Hewlett Packard Enterprise Co 268,855
17,965 HP, Inc 447,688
376 * Identiv, Inc 4,715
2,966 *,e Infinera Corp 14,355
1,471 *,e Inseego Corp 3,045
594 * Insight Enterprises, Inc 48,952
1,889 * IonQ, Inc 9,577
631 * IPG Photonics Corp 53,225
678 * Itron, Inc 28,551
2,422 Jabil Inc 139,774
5,587 Juniper Networks, Inc 145,932
3,121 * Keysight Technologies, Inc 491,121
548 * Kimball Electronics, Inc 9,398
1,352 * Knowles Corp 16,454
1,886 * Lightwave Logic, Inc 13,843
375 Littelfuse, Inc 74,509
1,153 * Lumentum Holdings, Inc 79,061
569 Methode Electronics, Inc 21,138
2,725 *,e Microvision, Inc 9,837
1,899 * Mirion Technologies, Inc 14,185
2,823 Motorola Solutions, Inc 632,267
342 * Napco Security Technologies, Inc 9,945
2,304 National Instruments Corp 86,953
3,817 NetApp, Inc 236,081
505 * Netgear, Inc 10,120
1,389 * Netscout Systems, Inc 43,503
829 * nLight, Inc 7,834
592 * Novanta, Inc 68,465
641 *,e Ondas Holdings, Inc 2,372
280 * OSI Systems, Inc 20,177
2,778 *,e Ouster, Inc 2,676
404 *,e PAR Technology Corp 11,930
196 PC Connection, Inc 8,838
521 * Plexus Corp 45,619
4,619 * Pure Storage, Inc 126,422
1,053 * Ribbon Communications, Inc 2,338
262 * Rogers Corp 63,373
1,157 * Sanmina Corp 53,315
463 * Scansource, Inc 12,228
1,918 *,e SmartRent, Inc 4,354
764 * Super Micro Computer, Inc 42,073
765 SYNNEX Corp 62,110
797 * Teledyne Technologies, Inc 268,964

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
4,356 * Trimble Inc $ 236,400
1,439 * TTM Technologies, Inc 18,966
301 * Turtle Beach Corp 2,053
125 e Ubiquiti, Inc 36,695
3,723 *,e Velodyne Lidar, Inc 3,526
1,095 * Viasat, Inc 33,102
4,189 * Viavi Solutions, Inc 54,666
2,099 Vishay Intertechnology, Inc 37,341
301 * Vishay Precision Group, Inc 8,907
2,801 Vontier Corp 46,805
5,297 * Western Digital Corp 172,417
2,215 Xerox Holdings Corp 28,972
901 * Zebra Technologies Corp (Class A) 236,071
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,650,645
TELECOMMUNICATION SERVICES - 1 .0%
184 * Anterix, Inc 6,572
122,091 AT&T, Inc 1,872,876
251 ATN International, Inc 9,681
378 * Bandwidth Inc 4,498
1,555 * Charge Enterprises, Inc 2,737
772 Cogent Communications Group, Inc 40,268
1,064 * Consolidated Communications Holdings, Inc 4,426
740 * EchoStar Corp (Class A) 12,188
3,950 * Frontier Communications Parent, Inc 92,549
10,525 *,e Globalstar, Inc 16,735
987 * Gogo, Inc 11,962
350 * IDT Corp (Class B) 8,691
2,020 * Iridium Communications, Inc 89,627
975 * KORE Group Holdings, Inc 1,862
681 * Liberty Latin America Ltd (Class A) 4,215
2,483 * Liberty Latin America Ltd (Class C) 15,270
17,584 Lumen Technologies, Inc 128,012
365 * Ooma, Inc 4,490
1,168 * Radius Global Infrastructure, Inc 11,003
869 Shenandoah Telecom Co 14,790
1,775 Telephone & Data Systems, Inc 24,673
10,082 * T-Mobile US, Inc 1,352,702
247 * US Cellular Corp 6,429
71,767 Verizon Communications, Inc 2,724,993
TOTAL TELECOMMUNICATION SERVICES 6,461,249
TRANSPORTATION - 1 .8%
1,148 * Air Transport Services Group, Inc 27,655
2,129 * Alaska Air Group, Inc 83,350
268 * Allegiant Travel Co 19,559
141 Amerco, Inc 71,800
10,876 * American Airlines Group, Inc 130,947
424 ArcBest Corp 30,837
421 * Atlas Air Worldwide Holdings, Inc 40,235
514 * Avis Budget Group, Inc 76,308
4,087 *,e Bird Global, Inc 1,442
969 * Blade Air Mobility, Inc 3,905
2,212 CH Robinson Worldwide, Inc 213,038
554 * Copa Holdings S.A. (Class A) 37,124
767 Costamare, Inc 6,865
185 Covenant Transportation Group, Inc 5,309
36,581 CSX Corp 974,518
828 * Daseke, Inc 4,479
11,126 * Delta Air Lines, Inc 312,196
220 Eagle Bulk Shipping, Inc 9,500

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
556 Eneti, Inc $ 3,708
2,934 Expeditors International of Washington, Inc 259,102
4,108 FedEx Corp 609,915
480 Forward Air Corp 43,325
438 * Frontier Group Holdings, Inc 4,249
497 Genco Shipping & Trading Ltd 6,227
1,990 Golden Ocean Group Ltd 14,865
1,764 * GXO Logistics, Inc 61,846
905 * Hawaiian Holdings, Inc 11,901
728 Heartland Express, Inc 10,418
3,842 *,e Hertz Global Holdings, Inc 62,548
505 * Hub Group, Inc (Class A) 34,835
1,447 JB Hunt Transport Services, Inc 226,340
5,315 * JetBlue Airways Corp 35,238
4,016 *,e Joby Aviation, Inc 17,389
1,157 * Kirby Corp 70,311
2,433 Knight-Swift Transportation Holdings, Inc 119,047
666 Landstar System, Inc 96,150
5,019 * Lyft, Inc (Class A) 66,100
796 Marten Transport Ltd 15,251
668 Matson, Inc 41,095
4,011 Norfolk Southern Corp 840,906
1,737 Old Dominion Freight Line 432,113
136 * PAM Transportation Services, Inc 4,211
580 * Radiant Logistics, Inc 3,300
775 Ryder System, Inc 58,505
1,291 Safe Bulkers, Inc 3,189
468 * Saia, Inc 88,920
932 Schneider National, Inc 18,920
802 * Skywest, Inc 13,041
10,244 * Southwest Airlines Co 315,925
1,623 Spirit Airlines, Inc 30,545
383 *,e Sun Country Airlines Holdings, Inc 5,213
2,215 * TuSimple Holdings, Inc 16,834
31,989 * Uber Technologies, Inc 847,708
10,706 Union Pacific Corp 2,085,743
5,488 * United Airlines Holdings Inc 178,525
12,431 United Parcel Service, Inc (Class B) 2,008,104
122 Universal Logistics Holdings Inc 3,870
1,147 Werner Enterprises, Inc 43,127
2,928 * Wheels Up Experience, Inc 3,367
1,622 * XPO Logistics, Inc 72,211
TOTAL TRANSPORTATION 10,933,204
UTILITIES - 3 .0%
11,476 AES Corp 259,358
1,097 Allete, Inc 54,905
4,194 Alliant Energy Corp 222,240
524 * Altus Power, Inc 5,769
4,249 Ameren Corp 342,257
8,719 American Electric Power Co, Inc 753,758
745 American States Water Co 58,073
3,189 American Water Works Co, Inc 415,080
111 Artesian Resources Corp 5,341
2,236 Atmos Energy Corp 227,737
992 Avangrid, Inc 41,366
1,326 Avista Corp 49,128
1,043 Black Hills Corp 70,642
1,573 Brookfield Infrastructure Corp 64,021
2,251 Brookfield Renewable Corp 73,563
934 California Water Service Group 49,213

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
10,119 Centerpoint Energy, Inc $ 285,153
358 Chesapeake Utilities Corp 41,310
545 Clearway Energy, Inc (Class A) 15,860
1,281 Clearway Energy, Inc (Class C) 40,800
4,975 CMS Energy Corp 289,744
6,042 Consolidated Edison, Inc 518,162
5,659 Constellation Energy Corp 470,772
13,999 Dominion Energy, Inc 967,471
3,346 DTE Energy Co 384,957
12,947 Duke Energy Corp 1,204,330
6,251 Edison International 353,682
3,424 Entergy Corp 344,557
3,872 Essential Utilities Inc 160,223
3,984 Evergy, Inc 236,650
5,967 Eversource Energy 465,187
16,521 Exelon Corp 618,877
9,412 FirstEnergy Corp 348,244
133 Global Water Resources, Inc 1,560
2,117 Hawaiian Electric Industries, Inc 73,375
960 Idacorp, Inc 95,050
640 MGE Energy, Inc 42,003
240 Middlesex Water Co 18,528
1,082 * Montauk Renewables, Inc 18,870
1,427 National Fuel Gas Co 87,832
1,561 New Jersey Resources Corp 60,411
33,574 NextEra Energy, Inc 2,632,537
6,737 NiSource, Inc 169,705
666 Northwest Natural Holding Co 28,891
812 NorthWestern Corp 40,015
4,112 NRG Energy, Inc 157,366
3,276 OGE Energy Corp 119,443
919 ONE Gas, Inc 64,688
751 e Ormat Technologies, Inc 64,736
743 Otter Tail Corp 45,709
26,877 * PG&E Corp 335,963
1,897 Pinnacle West Capital Corp 122,376
1,358 PNM Resources, Inc 62,101
1,712 Portland General Electric Co 74,404
12,886 PPL Corp 326,660
8,459 Public Service Enterprise Group, Inc 475,650
250 * Pure Cycle Corp 2,088
5,404 Sempra Energy 810,276
505 SJW Corp 29,088
1,915 South Jersey Industries, Inc 63,999
18,208 Southern Co 1,238,144
1,078 Southwest Gas Holdings Inc 75,191
880 Spire, Inc 54,850
1,678 * Sunnova Energy International, Inc 37,050
3,513 UGI Corp 113,575
537 Unitil Corp 24,944
162 e Via Renewables, Inc 1,119
7,448 Vistra Energy Corp 156,408
5,438 WEC Energy Group, Inc 486,320
9,168 Xcel Energy, Inc 586,752
203 York Water Co 7,801
TOTAL UTILITIES 18,243,908
TOTAL COMMON STOCKS 608,164,287
(Cost $256,117,383)

Portfolio of investments
(unaudited)
TIAA-CREF Life Stock Index Fund September 30, 2022

TIAA-CREF Life Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD EXP
VALUE
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
854 † Chinook Therapeutics, Inc $ 0
145 † Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9
TOTAL RIGHTS/WARRANTS 9
(Cost $9)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.0%
REPURCHASE AGREEMENT - 1 .5%
$ 9,220,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 9,220,000
TOTAL REPURCHASE AGREEMENT 9,220,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .5%
3,212,904 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 3,212,904
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 3,212,904
TOTAL SHORT-TERM INVESTMENTS 12,432,904
(Cost $12,432,904)
TOTAL INVESTMENTS - 101.0% 620,597,200
(Cost $268,550,296)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (6,123,919)
NET ASSETS - 100.0% $ 614,473,281
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,708,753.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $9,220,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $9,404,450.
Futures contracts outstanding as of September 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 49 12/16/22  $ 9,731,852 $ 8,823,675 $ (908,177)

Portfolio of investments
(unaudited)
TIAA-CREF Life International Equity Fund September 30, 2022

TIAA-CREF Life Funds
SHARES COMPANY VALUE
COMMON STOCKS - 94.3%
AUSTRALIA - 6 .1%
55,832 BHP Billiton Ltd $ 1,387,878
31,562 Commonwealth Bank of Australia 1,836,117
265,590 Glencore Xstrata plc 1,395,679
23,392 Rio Tinto plc 1,265,644
24,771 Woodside Energy Group Ltd 506,109
TOTAL AUSTRALIA 6,391,427
BRAZIL - 0 .9%
250,251 Banco Bradesco S.A. (Preference) 920,404
TOTAL BRAZIL 920,404
DENMARK - 1 .2%
10,985 DSV AS 1,286,864
TOTAL DENMARK 1,286,864
FINLAND - 1 .2%
146,846 Nordea Bank Abp 1,254,912
TOTAL FINLAND 1,254,912
FRANCE - 10 .0%
28,365 Airbus SE 2,445,073
37,561 Compagnie de Saint-Gobain 1,343,016
12,312 Essilor International S.A. 1,673,482
3,032 Kering 1,344,839
40,751 Total S.A. 1,911,815
11,202 Valeo S.A. 169,261
14,811 Vinci S.A. 1,197,628
44,545 Vivendi Universal S.A. 345,516
TOTAL FRANCE 10,430,630
GERMANY - 8 .9%
5,715 Adidas-Salomon AG. 657,003
54,761 Bayer AG. 2,523,086
28,350 Deutsche Post AG. 854,459
3,252 * Dr ING hc F Porsche AG. 262,938
18,242 HeidelbergCement AG. 720,635
37,140 RWE AG. 1,365,117
19,607 Siemens AG. 1,916,444
8,284 Volkswagen AG. (Preference) 1,012,238
TOTAL GERMANY 9,311,920
HONG KONG - 1 .4%
43,999 Hong Kong Exchanges and Clearing Ltd 1,503,992
TOTAL HONG KONG 1,503,992
IRELAND - 1 .5%
47,373 CRH plc 1,523,129
TOTAL IRELAND 1,523,129
ITALY - 1 .7%
147,784 Enel S.p.A. 606,095
29,050 Moncler S.p.A 1,185,953
TOTAL ITALY 1,792,048
JAPAN - 19 .0%
100,200 Daiichi Sankyo Co Ltd 2,800,675
8,684 Daikin Industries Ltd 1,336,198
60,751 * Hitachi Ltd 2,585,324
3,100 Keyence Corp 1,024,737

Portfolio of investments
(unaudited)
TIAA-CREF Life International Equity Fund September 30, 2022

TIAA-CREF Life Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
41,740 Nintendo Co Ltd $ 1,683,552
64,600 ORIX Corp 904,985
51,300 Recruit Holdings Co Ltd 1,477,729
48,600 * SBI Holdings, Inc 872,130
22,300 Shiseido Co Ltd 781,552
39,492 Sony Corp 2,543,854
43,200 Sumitomo Mitsui Financial Group, Inc 1,197,568
203,015 * Toyota Motor Corp 2,653,496
TOTAL JAPAN 19,861,800
KOREA, REPUBLIC OF - 0 .6%
1,787 LG Chem Ltd 659,823
TOTAL KOREA, REPUBLIC OF 659,823
NETHERLANDS - 10 .0%
4,104 ASML Holding NV 1,700,200
16,744 Heineken NV 1,462,271
155,001 ING Groep NV 1,328,115
432,688 Koninklijke KPN NV 1,171,011
158,455 Shell plc 3,930,941
44,545 e Universal Music Group NV 834,330
TOTAL NETHERLANDS 10,426,868
NORWAY - 2 .0%
61,934 Equinor ASA 2,042,504
TOTAL NORWAY 2,042,504
SPAIN - 1 .2%
275,254 Banco Bilbao Vizcaya Argentaria S.A. 1,234,747
TOTAL SPAIN 1,234,747
SWITZERLAND - 5 .0%
2,664 Lonza Group AG. 1,297,078
32,176 Novartis AG. 2,452,999
3,771 Zurich Insurance Group AG 1,503,311
TOTAL SWITZERLAND 5,253,388
TAIWAN - 0 .6%
9,310 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 638,294
TOTAL TAIWAN 638,294
UNITED KINGDOM - 18 .1%
30,901 Ashtead Group plc 1,387,758
35,109 AstraZeneca plc 3,859,512
681,782 Barclays plc 1,084,807
166,019 BP plc 793,303
35,061 British American Tobacco plc 1,257,201
71,451 Diageo plc 3,007,622
465,901 * Haleon plc 1,452,663
8,028 Linde plc (Xetra) 2,173,441
27,410 Reckitt Benckiser Group plc 1,816,774
471,480 Tesco plc 1,082,080
22,028 Unilever plc 967,907
TOTAL UNITED KINGDOM 18,883,068
UNITED STATES - 4 .9%
65,668 GSK plc 948,423
12,807 Nestle S.A. 1,385,171

Portfolio of investments
(unaudited)
TIAA-CREF Life International Equity Fund September 30, 2022

TIAA-CREF Life Funds
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
8,475 Roche Holding AG. $ 2,758,888
TOTAL UNITED STATES 5,092,482
TOTAL COMMON STOCKS 98,508,300
(Cost $112,336,838)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 10.1%
REPURCHASE AGREEMENT - 9 .3%
$ 9,720,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 9,720,000
TOTAL REPURCHASE AGREEMENT 9,720,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .8%
819,382 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 819,382
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 819,382
TOTAL SHORT-TERM INVESTMENTS 10,539,382
(Cost $10,539,382)
TOTAL INVESTMENTS - 104.4% 109,047,682
(Cost $122,876,220)
OTHER ASSETS & LIABILITIES, NET - (4.4)% (4,592,024)
NET ASSETS - 100.0% $ 104,455,658
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $805,790.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $9,720,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 9/30/27, valued at $9,914,427.

TIAA-CREF Life Core Bond Fund September 30, 2022
Portfolio of investments
(unaudited)

TIAA-CREF Life Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.5%
CAPITAL GOODS - 0 .1%
$ 34,712 i Sensata Technologies, Inc LIBOR 4 M + 1.750% 5 .873% 09/20/26 $ 34,611
95,784 i TransDigm, Inc LIBOR 4 M + 2.250% 5 .924 08/22/24 93,615
TOTAL CAPITAL GOODS 128,226
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
71,149 i Dun & Bradstreet Corp LIBOR 12 M + 3.250% 6 .330 02/06/26 68,952
37,489 i GFL Environmental, Inc LIBOR 4 M + 3.000% 5 .806 05/30/25 37,154
73,688 i Spin Holdco, Inc LIBOR 4 M + 4.000% 7 .144 03/04/28 64,937
87,861 i Trans Union LLC LIBOR 12 M + 1.750% 4 .865 11/16/26 85,017
56,125 i Trans Union LLC LIBOR 12 M + 2.250% 5 .365 12/01/28 54,477
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 310,537
CONSUMER SERVICES - 0 .1%
98,250 i IRB Holding Corp SOFR 12M + 3.000% 5 .696 12/15/27 92,294
44,522 i KUEHG Corp LIBOR 12 M + 3.750% 6 .865 02/21/25 42,184
69,300 i Stars Group Holdings BV LIBOR 4 M + 2.250% 5 .892 07/21/26 66,805
TOTAL CONSUMER SERVICES 201,283
DIVERSIFIED FINANCIALS - 0 .0%
33,613 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 5 .365 03/24/25 32,520
TOTAL DIVERSIFIED FINANCIALS 32,520
ENERGY - 0 .1%
73,321 i Buckeye Partners LP LIBOR 12 M + 2.250% 5 .365 11/01/26 71,625
48,607 i Delek US Holdings, Inc LIBOR 12 M + 2.250% 5 .365 03/31/25 47,185
TOTAL ENERGY 118,810
FOOD, BEVERAGE & TOBACCO - 0 .3%
146,625 i Froneri US, Inc LIBOR 12 M + 2.250% 5 .365 01/29/27 138,763
98,750 i Hayward Industries, Inc LIBOR 12 M + 2.500% 5 .615 05/30/28 93,442
78,361 i Hearthside Food Solutions LLC LIBOR 4 M + 3.688% 6 .211 05/23/25 61,787
125,407 i Hostess Brands LLC LIBOR 4 M + 2.250% 5 .056 08/03/25 121,585
131,670 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 7 .174 03/31/28 118,814
TOTAL FOOD, BEVERAGE & TOBACCO 534,391
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
20,875 i ADMI Corp LIBOR 12 M + 3.375% 6 .490 12/23/27 18,475
73,500 i Da Vinci Purchaser Corp LIBOR 4 M + 4.000% 6 .250 01/08/27 69,396
98,500 i Global Medical Response, Inc LIBOR 12 M + 4.250% 7 .378 10/02/25 85,892
3,641 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 5 .115 11/15/27 3,464
39,916 i NMN Holdings III Corp LIBOR 12 M + 3.750% 6 .865 11/13/25 36,074
8,565 i NMN Holdings III Corp LIBOR 12 M + 3.750% 6 .865 11/13/25 7,740
TOTAL HEALTH CARE EQUIPMENT & SERVICES 221,041
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
34,475 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 5 .313 12/22/27 33,053
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 33,053
INSURANCE - 0 .1%
96,038 i Acrisure LLC LIBOR 12 M + 3.500% 6 .615 02/15/27 88,074
97,500 i NFP Corp LIBOR 12 M + 3.250% 6 .365 02/15/27 91,845
TOTAL INSURANCE 179,919
MATERIALS - 0 .1%
98,750 i Eco Services Operations Corp LIBOR 4 M + 2.500% 5 .306 06/09/28 94,356
17,220 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 6 .174 03/02/26 16,511
TOTAL MATERIALS 110,867

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT - 0 .4%
$ 36,545 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 4 M + 6.000% 9 .642% 11/24/25 $ 36,073
36,682 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 4 M + 6.000% 9 .642 11/24/25 35,823
24,625 i CNT Holdings I Corp SOFR 12M + 3.500% 6 .248 11/08/27 23,528
63,700 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 8 .115 08/02/27 59,500
98,750 i INEOS US Petrochem LLC LIBOR 12 M + 2.750% 5 .865 01/29/26 92,373
66,000 h,i Nascar Holdings, Inc LIBOR 12 M + 2.500% 5 .615 10/19/26 65,082
29,223 i Nielsen Finance LLC LIBOR 12 M + 2.000% 4 .705 10/04/23 29,211
50,000 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 5 .774 11/15/28 47,828
98,500 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 5 .617 02/15/28 70,828
141,474 i Ryan Specialty Group LLC SOFR 12M + 3.000% 6 .134 09/01/27 137,229
50,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 5 .318 01/31/28 47,840
43,340 i Woof Holdings, Inc LIBOR 4 M + 3.750% 7 .315 12/21/27 41,065
TOTAL MEDIA & ENTERTAINMENT 686,380
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
157 i,q Endo Luxembourg Finance Co I Sarl PRIME 4M + 6.000% 12 .250 03/27/28 133
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 133
REAL ESTATE - 0 .0%
96,281 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 5 .865 08/21/25 92,258
TOTAL REAL ESTATE 92,258
SOFTWARE & SERVICES - 0 .0%
24,372 i Camelot Finance S.A. LIBOR 12 M + 3.000% 6 .115 10/30/26 23,645
72,922 i Rocket Software, Inc LIBOR 12 M + 4.250% 7 .365 11/28/25 69,920
TOTAL SOFTWARE & SERVICES 93,565
TRANSPORTATION - 0 .0%
29,925 i Air Canada LIBOR 4 M + 3.500% 6 .421 08/11/28 28,533
47,490 i American Airlines, Inc LIBOR 12 M + 2.000% 4 .818 12/15/23 47,015
23,750 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 8 .777 06/21/27 23,916
TOTAL TRANSPORTATION 99,464
TOTAL BANK LOAN OBLIGATIONS 2,842,447
(Cost $3,010,519)
BONDS - 96.8%
CORPORATE BONDS - 34 .5%
AUTOMOBILES & COMPONENTS - 0 .4%
5,000 Dana, Inc 5 .375 11/15/27 4,237
25,000 Dana, Inc 4 .250 09/01/30 18,311
110,000 Ford Motor Co 6 .100 08/19/32 96,976
100,000 g Gates Global LLC 6 .250 01/15/26 92,000
150,000 General Motors Co 6 .125 10/01/25 150,065
125,000 General Motors Co 5 .400 10/15/29 115,256
125,000 General Motors Co 5 .200 04/01/45 95,178
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 80,162
200,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 183,118
TOTAL AUTOMOBILES & COMPONENTS 835,303
BANKS - 7 .5%
200,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 154,114
200,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 198,900
200,000 Banco Santander S.A. 5 .294 08/18/27 188,391
200,000 Banco Santander S.A. 4 .750 N/A‡ 138,272
200,000 g Bangkok Bank PCL 3 .466 09/23/36 154,643
200,000 g Bank Hapoalim BM 3 .255 01/21/32 165,992
200,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 169,500

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 950,000 Bank of America Corp 0 .810% 10/24/24 $ 903,259
400,000 Bank of America Corp 4 .827 07/22/26 391,077
1,000,000 Bank of America Corp 2 .592 04/29/31 793,061
500,000 Bank of America Corp 1 .922 10/24/31 369,849
275,000 Bank of America Corp 2 .572 10/20/32 210,328
200,000 Bank of America Corp 2 .972 02/04/33 156,350
200,000 Bank of America Corp 3 .846 03/08/37 161,360
350,000 Bank of America Corp 2 .676 06/19/41 226,050
200,000 Bank of America Corp 6 .100 N/A‡ 191,722
55,000 Bank of Montreal 3 .803 12/15/32 47,692
100,000 Barclays plc 2 .279 11/24/27 83,752
300,000 Barclays plc 3 .330 11/24/42 189,693
150,000 g BNP Paribas S.A. 2 .819 11/19/25 139,805
300,000 g BNP Paribas S.A. 1 .904 09/30/28 242,077
200,000 g BNP Paribas S.A. 7 .375 N/A‡ 189,177
500,000 Citigroup, Inc 3 .200 10/21/26 458,034
175,000 Citigroup, Inc 4 .300 11/20/26 165,583
95,000 Citigroup, Inc 4 .450 09/29/27 87,939
140,000 Citigroup, Inc 2 .572 06/03/31 110,112
375,000 Citigroup, Inc 2 .520 11/03/32 284,151
300,000 Citigroup, Inc 4 .910 05/24/33 275,999
325,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 288,026
150,000 g Credit Agricole S.A. 3 .250 10/04/24 143,165
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 199,240
150,000 Discover Bank 2 .450 09/12/24 141,876
150,000 Discover Bank 3 .450 07/27/26 136,550
250,000 Discover Bank 2 .700 02/06/30 196,256
385,000 HSBC Holdings plc 4 .292 09/12/26 363,105
500,000 HSBC Holdings plc 2 .251 11/22/27 420,094
50,000 HSBC Holdings plc 2 .013 09/22/28 39,963
550,000 HSBC Holdings plc 6 .000 N/A‡ 455,675
150,000 JPMorgan Chase & Co 2 .700 05/18/23 148,560
200,000 JPMorgan Chase & Co 2 .301 10/15/25 187,555
25,000 JPMorgan Chase & Co 2 .005 03/13/26 22,895
250,000 JPMorgan Chase & Co 3 .200 06/15/26 232,090
125,000 JPMorgan Chase & Co 4 .323 04/26/28 117,138
500,000 JPMorgan Chase & Co 3 .702 05/06/30 436,494
150,000 JPMorgan Chase & Co 2 .522 04/22/31 118,569
725,000 JPMorgan Chase & Co 1 .953 02/04/32 536,305
50,000 JPMorgan Chase & Co 2 .525 11/19/41 31,214
250,000 JPMorgan Chase & Co 3 .157 04/22/42 171,168
100,000 JPMorgan Chase & Co 5 .000 N/A‡ 90,175
178,000 JPMorgan Chase & Co 6 .100 N/A‡ 170,880
160,000 JPMorgan Chase & Co 3 .650 N/A‡ 129,570
200,000 Lloyds Banking Group plc 7 .500 N/A‡ 182,500
300,000 Lloyds Banking Group plc 6 .750 N/A‡ 269,170
250,000 M&T Bank Corp 3 .500 N/A‡ 186,395
200,000 NatWest Group plc 5 .516 09/30/28 189,815
250,000 g NBK SPC Ltd 1 .625 09/15/27 214,375
200,000 Toronto-Dominion Bank 4 .285 09/13/24 196,984
100,000 Toronto-Dominion Bank 3 .625 09/15/31 91,156
200,000 Truist Financial Corp 4 .950 N/A‡ 192,158
200,000 g UBS Group AG. 1 .494 08/10/27 168,016
200,000 g UBS Group AG. 3 .179 02/11/43 128,802
50,000 Wells Fargo & Co 3 .750 01/24/24 49,220
100,000 Wells Fargo & Co 3 .550 09/29/25 95,098
100,000 Wells Fargo & Co 3 .526 03/24/28 90,572
375,000 Wells Fargo & Co 2 .393 06/02/28 321,599

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 250,000 Wells Fargo & Co 3 .900 % N/A‡ $ 211,406
TOTAL BANKS 14,210,711
CAPITAL GOODS - 0 .8%
450,000 Boeing Co 2 .196 02/04/26 399,347
200,000 Boeing Co 2 .950 02/01/30 160,787
25,000 Boeing Co 3 .250 02/01/35 17,656
75,000 Boeing Co 5 .705 05/01/40 65,510
150,000 Boeing Co 5 .805 05/01/50 130,349
62,000 g H&E Equipment Services, Inc 3 .875 12/15/28 48,670
50,000 Lockheed Martin Corp 1 .850 06/15/30 40,516
175,000 Northrop Grumman Corp 3 .250 01/15/28 159,234
75,000 Parker-Hannifin Corp 3 .250 06/14/29 66,038
175,000 Raytheon Technologies Corp 4 .125 11/16/28 163,504
50,000 Raytheon Technologies Corp 2 .250 07/01/30 40,407
200,000 g TSMC Global Ltd 1 .000 09/28/27 163,660
15,000 g WESCO Distribution, Inc 7 .250 06/15/28 14,692
TOTAL CAPITAL GOODS 1,470,370
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
40,000 g ADT Corp 4 .875 07/15/32 32,259
15,000 g ASGN, Inc 4 .625 05/15/28 12,908
13,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 11,183
25,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 21,389
10,000 g GFL Environmental, Inc 4 .250 06/01/25 9,378
65,000 g GFL Environmental, Inc 5 .125 12/15/26 60,531
31,000 g GFL Environmental, Inc 3 .500 09/01/28 26,143
50,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 47,047
26,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 21,844
70,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 59,736
75,000 Verisk Analytics, Inc 3 .625 05/15/50 51,139
32,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 29,501
100,000 Waste Management, Inc 2 .500 11/15/50 60,898
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 443,956
CONSUMER DURABLES & APPAREL - 0 .0%
8,000 Newell Brands, Inc 4 .875 06/01/25 7,734
50,000 e Newell Brands, Inc 6 .375 09/15/27 49,511
TOTAL CONSUMER DURABLES & APPAREL 57,245
CONSUMER SERVICES - 0 .4%
500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 480,285
37,000 g Cedar Fair LP 5 .500 05/01/25 35,591
6,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 5,610
74,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 56,677
20,000 g International Game Technology plc 4 .125 04/15/26 18,279
60,000 g International Game Technology plc 6 .250 01/15/27 58,057
25,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 19,758
125,000 McDonald's Corp 4 .600 09/09/32 119,420
TOTAL CONSUMER SERVICES 793,677
DIVERSIFIED FINANCIALS - 3 .4%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 128,279
375,000 AerCap Ireland Capital DAC 2 .450 10/29/26 316,353
150,000 AerCap Ireland Capital DAC 3 .300 01/30/32 112,810
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 99,638
225,000 e Bank of New York Mellon Corp 4 .700 N/A‡ 215,437
360,000 Capital One Bank USA NA 3 .375 02/15/23 358,516
185,000 e Capital One Financial Corp 3 .950 N/A‡ 145,225
200,000 Charles Schwab Corp 5 .375 N/A‡ 194,500

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 30,000 g Compass Group Diversified Holdings LLC 5 .250% 04/15/29 $ 23,542
125,000 g Credit Suisse Group AG. 1 .305 02/02/27 101,465
250,000 g Credit Suisse Group AG. 6 .442 08/11/28 232,487
200,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 196,807
150,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 139,733
150,000 Deutsche Bank AG. 5 .371 09/09/27 144,771
100,000 Deutsche Bank AG. 2 .311 11/16/27 81,116
250,000 GE Capital International Funding Co 4 .418 11/15/35 223,980
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 322,400
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 260,675
150,000 General Motors Financial Co, Inc 2 .700 06/10/31 110,113
300,000 Goldman Sachs Group, Inc 3 .500 04/01/25 286,561
400,000 Goldman Sachs Group, Inc 4 .482 08/23/28 375,399
280,000 Goldman Sachs Group, Inc 2 .615 04/22/32 217,036
50,000 Goldman Sachs Group, Inc 4 .017 10/31/38 39,491
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 69,245
50,000 Icahn Enterprises LP 5 .250 05/15/27 43,775
38,000 Icahn Enterprises LP 4 .375 02/01/29 30,585
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 163,464
68,000 g LPL Holdings, Inc 4 .000 03/15/29 58,322
150,000 Morgan Stanley 2 .720 07/22/25 142,291
125,000 Morgan Stanley 2 .188 04/28/26 114,660
575,000 Morgan Stanley 3 .125 07/27/26 529,468
250,000 Morgan Stanley 1 .512 07/20/27 212,922
75,000 Morgan Stanley 1 .794 02/13/32 54,812
60,000 Northern Trust Corp 4 .600 N/A‡ 53,510
200,000 e,g Power Finance Corp Ltd 3 .950 04/23/30 166,982
100,000 e,g S&P Global, Inc 4 .250 05/01/29 93,928
50,000 SLM Corp 5 .500 01/25/23 49,722
200,000 g Societe Generale S.A. 4 .027 01/21/43 123,894
15,000 Springleaf Finance Corp 5 .375 11/15/29 11,625
200,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 175,000
TOTAL DIVERSIFIED FINANCIALS 6,420,539
ENERGY - 3 .2%
19,000 g Archrock Partners LP 6 .250 04/01/28 16,701
100,000 Cenovus Energy, Inc 2 .650 01/15/32 77,069
100,000 Diamondback Energy, Inc 3 .125 03/24/31 81,113
100,000 Diamondback Energy, Inc 4 .250 03/15/52 73,003
35,000 g DT Midstream, Inc 4 .125 06/15/29 29,575
30,000 g DT Midstream, Inc 4 .375 06/15/31 24,742
50,000 Ecopetrol S.A. 5 .875 09/18/23 49,614
45,000 Ecopetrol S.A. 6 .875 04/29/30 37,796
200,000 Ecopetrol S.A. 4 .625 11/02/31 140,000
150,000 Enbridge, Inc 5 .750 07/15/80 131,962
33,000 g Energean Israel Finance Ltd 4 .875 03/30/26 29,055
100,000 Energy Transfer Operating LP 2 .900 05/15/25 93,210
50,000 Energy Transfer Operating LP 4 .750 01/15/26 48,174
100,000 Energy Transfer Operating LP 5 .500 06/01/27 97,410
150,000 Energy Transfer Operating LP 4 .950 06/15/28 139,708
100,000 Energy Transfer Operating LP 6 .250 04/15/49 88,713
175,000 Energy Transfer Operating LP 5 .000 05/15/50 136,780
6,000 g EnLink Midstream LLC 5 .625 01/15/28 5,610
80,000 g EnLink Midstream LLC 6 .500 09/01/30 78,120
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 95,402
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 86,137
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 77,121
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 76,361
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 63,824
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 16,264

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 100,000 g EQM Midstream Partners LP 4 .500% 01/15/29 $ 80,568
25,000 g EQT Corp 3 .125 05/15/26 22,768
200,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 153,729
10,000 g Hilcorp Energy I LP 5 .750 02/01/29 8,743
9,000 g Hilcorp Energy I LP 6 .000 02/01/31 7,797
50,000 g Holly Energy Partners LP 6 .375 04/15/27 47,750
75,000 Marathon Petroleum Corp 3 .800 04/01/28 67,107
100,000 Marathon Petroleum Corp 5 .000 09/15/54 80,412
150,000 MPLX LP 1 .750 03/01/26 131,247
450,000 MPLX LP 2 .650 08/15/30 352,540
125,000 MPLX LP 4 .700 04/15/48 95,238
34,000 Murphy Oil Corp 5 .875 12/01/27 31,781
33,000 Occidental Petroleum Corp 5 .500 12/01/25 33,165
200,000 g Oleoducto Central S.A. 4 .000 07/14/27 154,245
225,000 ONEOK, Inc 4 .550 07/15/28 205,991
225,000 ONEOK, Inc 4 .350 03/15/29 201,280
100,000 ONEOK, Inc 4 .500 03/15/50 72,317
67,000 g Parkland Corp 4 .500 10/01/29 54,090
200,000 g Pertamina Persero PT 1 .400 02/09/26 171,629
100,000 e Petroleos Mexicanos 5 .950 01/28/31 67,540
67,000 Petroleos Mexicanos 6 .700 02/16/32 47,009
200,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 172,306
200,000 Phillips 66 2 .150 12/15/30 154,092
100,000 Phillips 66 3 .300 03/15/52 65,462
200,000 g Qatar Petroleum 2 .250 07/12/31 160,295
200,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 186,379
175,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 159,593
100,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 91,097
50,000 g Santos Finance Ltd 3 .649 04/29/31 38,856
200,000 g Saudi Arabian Oil Co 2 .250 11/24/30 161,010
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 113,363
25,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 20,242
23,000 Sunoco LP 4 .500 05/15/29 19,080
100,000 Targa Resources Corp 4 .200 02/01/33 83,280
100,000 Targa Resources Corp 4 .950 04/15/52 76,940
25,000 Targa Resources Partners LP 6 .500 07/15/27 24,708
20,000 Targa Resources Partners LP 4 .000 01/15/32 16,494
150,000 Total Capital International S.A. 3 .127 05/29/50 103,581
175,000 TransCanada PipeLines Ltd 4 .250 05/15/28 162,002
75,000 TransCanada PipeLines Ltd 2 .500 10/12/31 57,703
200,000 TransCanada Trust 5 .500 09/15/79 173,000
40,000 USA Compression Partners LP 6 .875 04/01/26 36,800
25,000 USA Compression Partners LP 6 .875 09/01/27 22,721
TOTAL ENERGY 5,979,414
FOOD & STAPLES RETAILING - 0 .2%
60,000 Kroger Co 3 .875 10/15/46 45,626
100,000 SYSCO Corp 3 .150 12/14/51 63,211
100,000 Walmart, Inc 1 .050 09/17/26 87,255
200,000 Walmart, Inc 1 .800 09/22/31 158,894
TOTAL FOOD & STAPLES RETAILING 354,986
FOOD, BEVERAGE & TOBACCO - 1 .0%
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 370,180
50,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 40,561
125,000 BAT Capital Corp 2 .259 03/25/28 99,425
100,000 BAT Capital Corp 4 .906 04/02/30 88,294
50,000 BAT Capital Corp 4 .742 03/16/32 41,827
200,000 BAT International Finance plc 4 .448 03/16/28 178,252
175,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 147,656

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 100,000 Constellation Brands, Inc 4 .400% 11/15/25 $ 97,904
100,000 Constellation Brands, Inc 3 .700 12/06/26 93,969
100,000 Constellation Brands, Inc 3 .150 08/01/29 85,905
100,000 Constellation Brands, Inc 2 .875 05/01/30 82,945
100,000 Constellation Brands, Inc 2 .250 08/01/31 76,818
100,000 Diageo Capital plc 2 .125 10/24/24 94,947
100,000 Diageo Capital plc 2 .375 10/24/29 83,631
200,000 Diageo Capital plc 2 .000 04/29/30 160,261
75,000 g Primo Water Holdings, Inc 4 .375 04/30/29 61,007
TOTAL FOOD, BEVERAGE & TOBACCO 1,803,582
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
60,000 e Abbott Laboratories 5 .300 05/27/40 59,963
100,000 Anthem, Inc 2 .250 05/15/30 80,668
55,000 Becton Dickinson & Co 2 .823 05/20/30 46,031
100,000 Boston Scientific Corp 2 .650 06/01/30 82,974
35,000 Centene Corp 2 .450 07/15/28 28,498
180,000 Centene Corp 3 .000 10/15/30 142,549
200,000 Children's Hospital Medic 4 .268 05/15/44 174,117
40,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 27,850
55,000 Cigna Corp 3 .200 03/15/40 39,539
225,000 CVS Health Corp 3 .750 04/01/30 200,080
400,000 CVS Health Corp 1 .750 08/21/30 306,174
400,000 CVS Health Corp 4 .780 03/25/38 350,681
200,000 CVS Health Corp 5 .050 03/25/48 176,132
250,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 201,867
160,000 HCA, Inc 5 .625 09/01/28 152,467
100,000 g HCA, Inc 3 .625 03/15/32 80,904
100,000 HCA, Inc 5 .500 06/15/47 84,479
100,000 Humana, Inc 3 .950 03/15/27 93,753
300,000 Humana, Inc 2 .150 02/03/32 227,965
20,000 g LifePoint Health, Inc 4 .375 02/15/27 16,527
67,000 MPT Operating Partnership LP 3 .500 03/15/31 46,649
10,000 g Tenet Healthcare Corp 4 .625 06/15/28 8,740
80,000 g Tenet Healthcare Corp 4 .375 01/15/30 66,776
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 193,077
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,888,460
HOUSEHOLD & PERSONAL PRODUCTS - 0 .4%
100,000 Church & Dwight Co, Inc 2 .300 12/15/31 78,491
100,000 Church & Dwight Co, Inc 5 .000 06/15/52 92,133
100,000 Colgate-Palmolive Co 3 .250 08/15/32 89,113
250,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 226,725
250,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 212,019
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 698,481
INSURANCE - 0 .9%
62,000 g Acrisure LLC 4 .250 02/15/29 48,588
25,000 g AmWINS Group, Inc 4 .875 06/30/29 20,752
175,000 Aon plc 3 .500 06/14/24 170,710
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 63,044
75,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 62,329
100,000 CNA Financial Corp 3 .950 05/15/24 98,068
100,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 90,057
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 421,805
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 79,561
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 61,082
100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 67,282
100,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 86,198
100,000 MetLife, Inc 3 .600 11/13/25 96,284

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 100,000 MetLife, Inc 5 .000% 07/15/52 $ 91,156
115,000 e MetLife, Inc 3 .850 N/A‡ 102,878
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 125,826
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 89,085
TOTAL INSURANCE 1,774,705
MATERIALS - 1 .7%
100,000 e Albemarle Corp 4 .650 06/01/27 95,854
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 156,412
100,000 g Anglo American Capital plc 3 .875 03/16/29 85,932
200,000 g Anglo American Capital plc 2 .625 09/10/30 153,947
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 155,023
38,000 e Ball Corp 2 .875 08/15/30 29,163
150,000 Bemis Co, Inc 2 .630 06/19/30 120,513
225,000 Berry Global, Inc 1 .570 01/15/26 196,161
150,000 Berry Global, Inc 1 .650 01/15/27 124,381
200,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 165,712
200,000 g Cemex SAB de C.V. 5 .450 11/19/29 178,750
200,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 166,758
200,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 173,964
200,000 g Freeport Indonesia PT 5 .315 04/14/32 165,500
100,000 e Freeport-McMoRan, Inc 5 .450 03/15/43 83,430
200,000 g GCC SAB de C.V. 3 .614 04/20/32 161,748
70,000 Newmont Corp 2 .250 10/01/30 54,149
65,000 Newmont Corp 2 .600 07/15/32 49,559
100,000 g Nova Chemicals Corp 4 .875 06/01/24 93,962
100,000 Nutrien Ltd 2 .950 05/13/30 83,585
200,000 g OCP S.A. 3 .750 06/23/31 150,945
200,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 169,000
19,000 g PolyOne Corp 5 .750 05/15/25 18,334
200,000 Suzano Austria GmbH 3 .750 01/15/31 156,690
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 154,460
100,000 WRKCo, Inc 3 .000 06/15/33 77,372
TOTAL MATERIALS 3,221,304
MEDIA & ENTERTAINMENT - 2 .0%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 75,894
100,000 g Arches Buyer, Inc 4 .250 06/01/28 78,000
200,000 g Cable Onda S.A. 4 .500 01/30/30 157,448
100,000 g CCO Holdings LLC 5 .125 05/01/27 90,250
125,000 Charter Communications Operating LLC 2 .250 01/15/29 97,872
25,000 Charter Communications Operating LLC 2 .800 04/01/31 18,899
50,000 Charter Communications Operating LLC 5 .125 07/01/49 36,652
600,000 Charter Communications Operating LLC 4 .800 03/01/50 432,834
475,000 Comcast Corp 2 .350 01/15/27 425,966
150,000 Comcast Corp 4 .150 10/15/28 141,669
100,000 Comcast Corp 1 .500 02/15/31 75,067
300,000 e Comcast Corp 3 .200 07/15/36 231,966
500,000 Comcast Corp 2 .887 11/01/51 313,115
40,000 g DIRECTV Holdings LLC 5 .875 08/15/27 34,484
50,000 DISH DBS Corp 5 .000 03/15/23 49,016
15,000 Lamar Media Corp 3 .625 01/15/31 11,798
50,000 g Magallanes, Inc 4 .279 03/15/32 41,134
325,000 g Magallanes, Inc 5 .050 03/15/42 243,179
100,000 g Meta Platforms, Inc 4 .450 08/15/52 81,608
225,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 214,961
33,000 g News Corp 3 .875 05/15/29 28,012
100,000 Paramount Global 3 .375 02/15/28 88,505
200,000 g POSCO 4 .500 08/04/27 189,511
50,000 e,g Rackspace Technology Global, Inc 3 .500 02/15/28 33,063

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 110,000 g Sirius XM Radio, Inc 4 .000% 07/15/28 $ 93,564
50,000 g Sirius XM Radio, Inc 4 .125 07/01/30 40,642
100,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 92,834
50,000 g TEGNA, Inc 4 .750 03/15/26 48,240
25,000 e TEGNA, Inc 4 .625 03/15/28 23,081
50,000 Time Warner Cable LLC 5 .875 11/15/40 41,161
30,000 g Univision Communications, Inc 7 .375 06/30/30 28,629
200,000 Weibo Corp 3 .375 07/08/30 146,811
TOTAL MEDIA & ENTERTAINMENT 3,705,865
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
100,000 AbbVie, Inc 2 .850 05/14/23 98,906
525,000 AbbVie, Inc 4 .050 11/21/39 422,318
125,000 AbbVie, Inc 4 .400 11/06/42 103,806
50,000 AbbVie, Inc 4 .450 05/14/46 40,635
125,000 AstraZeneca Finance LLC 1 .200 05/28/26 109,525
100,000 AstraZeneca Finance LLC 2 .250 05/28/31 81,270
150,000 AstraZeneca plc 1 .375 08/06/30 115,768
30,000 g Avantor Funding, Inc 4 .625 07/15/28 26,698
155,000 Bristol-Myers Squibb Co 2 .350 11/13/40 103,459
100,000 Bristol-Myers Squibb Co 2 .550 11/13/50 61,614
75,000 Danaher Corp 2 .800 12/10/51 48,250
150,000 Gilead Sciences, Inc 2 .800 10/01/50 92,635
100,000 Merck & Co, Inc 2 .750 12/10/51 65,129
200,000 g Organon Finance  LLC 5 .125 04/30/31 163,832
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 138,335
100,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 70,763
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 123,075
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,866,018
REAL ESTATE - 2 .6%
150,000 Agree LP 2 .000 06/15/28 120,885
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 94,558
100,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 92,337
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 94,592
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 70,283
100,000 American Tower Corp 2 .950 01/15/25 94,610
50,000 American Tower Corp 3 .375 10/15/26 45,687
150,000 American Tower Corp 3 .800 08/15/29 131,583
175,000 American Tower Corp 2 .900 01/15/30 143,851
50,000 American Tower Corp 2 .100 06/15/30 38,299
50,000 American Tower Corp 1 .875 10/15/30 37,001
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 144,726
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 192,186
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 80,720
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 72,883
50,000 Corporate Office Properties LP 2 .750 04/15/31 36,759
245,000 Crown Castle International Corp 2 .250 01/15/31 187,081
50,000 CubeSmart LP 2 .250 12/15/28 40,595
50,000 Equinix, Inc 2 .150 07/15/30 38,333
150,000 Essential Properties LP 2 .950 07/15/31 109,550
50,000 Essex Portfolio LP 3 .000 01/15/30 41,548
125,000 Federal Realty Investment Trust 1 .250 02/15/26 109,994
200,000 g HAT Holdings I LLC 3 .375 06/15/26 160,500
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 166,907
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 76,602
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 72,799
125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 115,166
50,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 40,949
100,000 Highwoods Realty LP 3 .875 03/01/27 91,718

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 50,000 Highwoods Realty LP 2 .600% 02/01/31 $ 37,488
24,000 g Howard Hughes Corp 4 .125 02/01/29 18,540
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 21,370
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 21,027
110,000 Life Storage LP 2 .400 10/15/31 82,566
100,000 Mid-America Apartments LP 4 .300 10/15/23 99,270
125,000 Mid-America Apartments LP 3 .750 06/15/24 122,214
200,000 Mid-America Apartments LP 2 .750 03/15/30 166,590
100,000 Mid-America Apartments LP 1 .700 02/15/31 75,532
100,000 Mid-America Apartments LP 2 .875 09/15/51 62,464
150,000 Regency Centers LP 3 .900 11/01/25 141,510
100,000 Regency Centers LP 3 .600 02/01/27 92,891
100,000 Regency Centers LP 2 .950 09/15/29 82,937
100,000 Retail Properties of America, Inc 4 .750 09/15/30 86,917
500,000 g SBA Tower Trust 2 .836 01/15/25 467,770
420,000 g SBA Tower Trust 1 .884 01/15/26 369,292
87,000 SITE Centers Corp 3 .625 02/01/25 82,237
100,000 Weingarten Realty Investors 3 .250 08/15/26 92,358
100,000 Weyerhaeuser Co 4 .000 03/09/52 73,233
TOTAL REAL ESTATE 4,938,908
RETAILING - 0 .6%
25,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 19,984
50,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 38,503
50,000 AutoNation, Inc 3 .800 11/15/27 44,248
100,000 AutoZone, Inc 1 .650 01/15/31 74,284
100,000 Genuine Parts Co 2 .750 02/01/32 77,395
80,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 61,949
45,000 g Lithia Motors, Inc 4 .625 12/15/27 39,087
38,000 g Magic Mergeco, Inc 5 .250 05/01/28 26,675
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 116,070
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 91,691
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 187,032
200,000 g Prosus NV 4 .193 01/19/32 146,756
50,000 g Staples, Inc 7 .500 04/15/26 41,981
28,000 g Superior Plus LP 4 .500 03/15/29 23,124
75,000 Target Corp 2 .350 02/15/30 62,593
TOTAL RETAILING 1,051,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
325,000 g Broadcom, Inc 2 .450 02/15/31 244,932
39,000 g Broadcom, Inc 3 .469 04/15/34 29,260
18,000 g Broadcom, Inc 3 .187 11/15/36 12,311
240,000 g Broadcom, Inc 4 .926 05/15/37 197,897
100,000 Lam Research Corp 4 .000 03/15/29 93,568
115,000 NVIDIA Corp 2 .000 06/15/31 90,427
100,000 NXP BV 3 .875 06/18/26 93,330
100,000 NXP BV 4 .400 06/01/27 94,329
100,000 NXP BV 3 .400 05/01/30 83,339
125,000 NXP BV 3 .125 02/15/42 79,603
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,018,996
SOFTWARE & SERVICES - 0 .5%
105,000 Adobe, Inc 2 .300 02/01/30 87,231
200,000 g CA Magnum Holdings 5 .375 10/31/26 168,017
10,000 g Camelot Finance S.A. 4 .500 11/01/26 9,048
30,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 24,744
80,000 Fiserv, Inc 3 .500 07/01/29 69,603
147,000 Microsoft Corp 2 .525 06/01/50 96,042
90,000 g NortonLifeLock, Inc 6 .750 09/30/27 86,358

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 55,000 g Open Text Corp 3 .875% 12/01/29 $ 42,363
15,000 g Open Text Holdings, Inc 4 .125 02/15/30 11,979
125,000 Roper Technologies, Inc 1 .400 09/15/27 103,412
75,000 Roper Technologies, Inc 2 .000 06/30/30 57,425
200,000 salesforce.com, Inc 2 .700 07/15/41 137,690
50,000 Visa, Inc 2 .700 04/15/40 36,145
TOTAL SOFTWARE & SERVICES 930,057
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
165,000 Amphenol Corp 2 .800 02/15/30 138,727
175,000 Apple, Inc 2 .450 08/04/26 161,365
575,000 Apple, Inc 2 .050 09/11/26 522,964
60,000 e Apple, Inc 2 .650 02/08/51 39,392
65,000 Dell International LLC 5 .300 10/01/29 60,563
80,000 g Imola Merger Corp 4 .750 05/15/29 67,492
50,000 g Sensata Technologies BV 4 .000 04/15/29 41,374
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,031,877
TELECOMMUNICATION SERVICES - 2 .3%
200,000 g Altice France S.A. 5 .125 07/15/29 149,422
200,000 America Movil SAB de C.V. 4 .700 07/21/32 187,374
564,000 AT&T, Inc 2 .550 12/01/33 417,554
150,000 AT&T, Inc 4 .500 05/15/35 129,911
150,000 AT&T, Inc 3 .500 06/01/41 108,042
480,000 AT&T, Inc 3 .550 09/15/55 315,281
11,000 AT&T, Inc 3 .650 09/15/59 7,127
250,000 g Bharti Airtel Ltd 3 .250 06/03/31 201,115
200,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 147,000
200,000 g Millicom International Cellular S.A. 4 .500 04/27/31 142,588
200,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 191,861
100,000 Telefonica Emisiones SAU 4 .103 03/08/27 92,522
100,000 Telefonica Emisiones SAU 4 .895 03/06/48 72,820
20,000 T-Mobile USA, Inc 2 .250 02/15/26 17,896
455,000 T-Mobile USA, Inc 2 .625 02/15/29 375,666
225,000 T-Mobile USA, Inc 3 .875 04/15/30 199,579
100,000 T-Mobile USA, Inc 3 .000 02/15/41 66,834
100,000 T-Mobile USA, Inc 4 .500 04/15/50 80,055
125,000 T-Mobile USA, Inc 3 .300 02/15/51 81,437
100,000 Verizon Communications, Inc 3 .150 03/22/30 85,059
50,000 Verizon Communications, Inc 1 .680 10/30/30 37,472
25,000 Verizon Communications, Inc 1 .750 01/20/31 18,749
200,000 Verizon Communications, Inc 2 .550 03/21/31 159,686
500,000 Verizon Communications, Inc 2 .355 03/15/32 383,413
550,000 Verizon Communications, Inc 3 .400 03/22/41 401,582
200,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 154,299
110,000 Vodafone Group plc 4 .375 02/19/43 84,145
150,000 Vodafone Group plc 4 .250 09/17/50 107,365
TOTAL TELECOMMUNICATION SERVICES 4,415,854
TRANSPORTATION - 0 .3%
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 44,205
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 220,457
100,000 CSX Corp 3 .800 03/01/28 93,788
75,000 CSX Corp 4 .250 03/15/29 70,686
90,000 g First Student Bidco, Inc 4 .000 07/31/29 72,918
50,000 Union Pacific Corp 2 .891 04/06/36 38,100
100,000 Union Pacific Corp 3 .839 03/20/60 74,254
TOTAL TRANSPORTATION 614,408

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES - 2 .6%
$ 100,000 AEP Transmission Co LLC 3 .100% 12/01/26 $ 93,269
75,000 AEP Transmission Co LLC 4 .000 12/01/46 58,740
100,000 AEP Transmission Co LLC 2 .750 08/15/51 62,481
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 148,086
100,000 American Water Capital Corp 3 .000 12/01/26 91,788
250,000 American Water Capital Corp 2 .800 05/01/30 211,265
60,000 American Water Capital Corp 4 .000 12/01/46 46,811
50,000 American Water Capital Corp 3 .750 09/01/47 37,521
100,000 American Water Capital Corp 3 .450 05/01/50 71,422
100,000 Atmos Energy Corp 1 .500 01/15/31 75,185
125,000 Baltimore Gas & Electric Co 3 .750 08/15/47 96,551
200,000 g Becle SAB de C.V. 2 .500 10/14/31 154,800
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 45,347
200,000 Black Hills Corp 4 .250 11/30/23 199,139
100,000 Black Hills Corp 3 .150 01/15/27 91,555
100,000 e CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 84,629
100,000 Commonwealth Edison Co 2 .750 09/01/51 62,910
100,000 Consumers Energy Co 2 .650 08/15/52 61,933
60,000 e Dominion Energy, Inc 2 .250 08/15/31 46,786
190,000 Dominion Energy, Inc 3 .300 04/15/41 136,998
405,000 Duke Energy Corp 3 .300 06/15/41 282,447
50,000 Duke Energy Progress LLC 2 .500 08/15/50 29,590
100,000 Edison International 5 .375 N/A‡ 82,250
200,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 161,618
195,000 Eversource Energy 1 .650 08/15/30 146,953
40,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 35,200
44,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 36,093
100,000 Florida Power & Light Co 3 .990 03/01/49 80,862
75,000 Indiana Michigan Power Co 3 .750 07/01/47 55,191
200,000 g Israel Electric Corp Ltd 3 .750 02/22/32 171,989
200,000 g Korea Electric Power Corp 1 .125 06/15/25 180,189
150,000 MidAmerican Energy Co 3 .650 04/15/29 138,305
95,000 MidAmerican Energy Co 3 .650 08/01/48 71,863
130,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 103,713
310,000 NiSource, Inc 1 .700 02/15/31 229,393
85,000 g NRG Energy, Inc 2 .450 12/02/27 69,585
50,000 NRG Energy, Inc 5 .750 01/15/28 46,144
100,000 NSTAR Electric Co 3 .950 04/01/30 92,998
100,000 Ohio Power Co 4 .150 04/01/48 80,064
100,000 Ohio Power Co 4 .000 06/01/49 76,798
50,000 ONE Gas, Inc 3 .610 02/01/24 49,046
12,000 g Pattern Energy Operations LP 4 .500 08/15/28 10,403
100,000 PECO Energy Co 3 .000 09/15/49 65,957
200,000 PECO Energy Co 2 .800 06/15/50 128,553
200,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 170,348
125,000 Public Service Co of Colorado 1 .875 06/15/31 97,623
125,000 Public Service Co of Colorado 3 .200 03/01/50 87,638
200,000 g Saka Energi Indonesia PT 4 .450 05/05/24 184,003
75,000 Virginia Electric & Power Co 2 .950 11/15/26 69,104
50,000 e Virginia Electric & Power Co 3 .500 03/15/27 46,850
TOTAL UTILITIES 4,957,986
TOTAL CORPORATE BONDS 65,484,074
(Cost $78,577,381)
GOVERNMENT BONDS - 43 .2%
FOREIGN GOVERNMENT BONDS - 2 .3%
200,000 g African Export-Import Bank 2 .634 05/17/26 173,552
200,000 g Angolan Government International Bond 8 .750 04/14/32 147,862
EUR 100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 70,960

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 50,000 g Bermuda Government International Bond 4 .750% 02/15/29 $ 48,029
200,000 g BNG Bank NV 2 .625 02/27/24 195,118
400,000 Colombia Government International Bond 3 .250 04/22/32 270,346
200,000 g Costa Rica Government International Bond 5 .625 04/30/43 142,079
200,000 g Dominican Republic Government International Bond 4 .875 09/23/32 150,362
13,286 g Ecuador Government International Bond 0 .000 07/31/30 3,811
79,525 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 37,442
56,442 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 18,575
200,000 g Egypt Government International Bond 7 .053 01/15/32 120,500
100,000 European Investment Bank 4 .875 02/15/36 107,216
200,000 g Export-Import Bank of India 2 .250 01/13/31 148,853
200,000 g Guatemala Government Bond 3 .700 10/07/33 145,004
171,875 g Iraq Government International Bond 5 .800 01/15/28 140,750
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 185,293
100,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 97,770
300,000 e,g Jordan Government International Bond 4 .950 07/07/25 276,292
200,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 175,115
25,000 e Mexico Government International Bond 3 .250 04/16/30 20,844
32,000 Mexico Government International Bond 6 .050 01/11/40 29,593
275,000 Mexico Government International Bond 4 .280 08/14/41 200,018
160,000 Panama Notas del Tesoro 3 .750 04/17/26 151,880
130,000 Peruvian Government International Bond 3 .000 01/15/34 97,611
200,000 g Qatar Government International Bond 3 .750 04/16/30 187,686
300,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 281,926
275,000 g Rwanda International Government Bond 5 .500 08/09/31 198,954
500,000 g Saudi Government International Bond 3 .750 01/21/55 368,901
200,000 g Serbia International Bond 2 .125 12/01/30 130,444
TOTAL FOREIGN GOVERNMENT BONDS 4,322,786
MORTGAGE BACKED - 20 .0%
210,000 g,i Connecticut Avenue Securities Trust 4 .181 12/25/41 191,753
100,000 g,i Connecticut Avenue Securities Trust 6 .781 01/25/42 89,834
255,000 g,i Connecticut Avenue Securities Trust 5 .381 03/25/42 239,474
460,000 g,i Connecticut Avenue Securities Trust 6 .131 05/25/42 436,764
310,000 g,i Connecticut Avenue Securities Trust 6 .955 06/25/42 307,481
55,560 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 3 .102 03/15/44 4,999
242,783 FHLMC 4 .000 10/01/47 230,087
18,085 FHLMC 4 .000 06/01/48 17,109
97,811 i FHLMC LIBOR 1 M + 9.920% 5 .412 06/15/48 91,276
11,007 FHLMC 4 .000 07/01/48 10,404
130,570 i FHLMC LIBOR 1 M + 9.840% 5 .332 10/15/48 118,837
1,021,620 FHLMC 3 .000 11/01/49 904,733
239,867 FHLMC 2 .000 09/25/50 28,267
488,158 FHLMC 2 .500 02/25/51 78,232
242,109 FHLMC 3 .000 11/01/51 214,510
210,364 FHLMC 3 .000 11/01/51 185,094
38,356 FHLMC 3 .000 11/01/51 34,158
61,537 FHLMC 3 .000 11/01/51 54,522
647,013 FHLMC 2 .000 02/01/52 526,368
841,883 FHLMC 2 .500 02/01/52 711,399
682,938 FHLMC 2 .500 03/01/52 575,111
580,741 FHLMC 2 .500 03/01/52 490,369
76,606 FHLMC 3 .000 04/01/52 67,056
430,164 FHLMC 4 .500 06/01/52 410,953
415,027 FHLMC 4 .500 07/01/52 396,493
60,401 FHLMC 4 .000 08/25/52 53,771
16,653 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 16,802
5,123 FGLMC 5 .000 07/01/39 5,170
144,184 FGLMC 3 .500 04/01/45 132,577
411,711 FGLMC 3 .500 08/01/45 380,096

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 151,389 FGLMC 4 .000% 12/01/45 $ 144,364
10,999 FGLMC 4 .500 06/01/47 10,804
263,989 FGLMC 4 .000 09/01/47 250,976
93,609 FGLMC 3 .500 12/01/47 85,724
62,897 FGLMC 4 .000 07/01/48 59,520
85,305 FGLMC 4 .500 08/01/48 83,268
103,253 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 97,426
131,963 FNMA 3 .000 10/01/32 122,986
73,532 FNMA 5 .000 05/01/35 74,106
6,359 FNMA 7 .500 07/01/35 6,358
83,137 FNMA 5 .000 02/01/36 83,638
248,105 FNMA 3 .000 09/01/37 230,535
370,000 FNMA 3 .500 10/01/37 349,968
570,000 h FNMA 4 .000 10/25/37 549,872
285,000 h FNMA 4 .500 10/25/37 279,879
80,608 FNMA 3 .000 10/01/39 71,818
62,930 FNMA 3 .000 05/01/40 56,116
127,631 FNMA 5 .000 09/01/40 128,635
542,832 FNMA 2 .000 03/01/42 453,683
61,829 FNMA 4 .000 09/01/42 58,702
78,784 i FNMA LIBOR 1 M + 5.950% 2 .866 09/25/43 7,935
35,775 FNMA 4 .000 01/01/44 34,053
41,981 FNMA 4 .500 03/01/44 41,128
159,722 FNMA 4 .500 10/01/44 155,519
277,778 FNMA 4 .500 11/01/44 270,527
68,190 FNMA 5 .000 11/01/44 68,727
23,460 FNMA 4 .000 01/01/45 22,210
79,859 FNMA 4 .000 12/01/45 75,888
325,163 FNMA 3 .500 01/01/46 298,710
205,448 FNMA 4 .000 01/01/46 195,149
18,945 FNMA 4 .000 04/01/46 17,939
130,634 FNMA 3 .500 07/01/46 120,009
332,203 FNMA 3 .500 07/01/46 305,143
56,712 FNMA 3 .000 10/01/46 49,054
6,697 FNMA 3 .000 11/01/47 5,799
153,275 FNMA 3 .500 11/01/47 140,796
249,500 FNMA 4 .000 12/01/47 235,235
195,126 FNMA 3 .500 01/01/48 178,321
84,227 FNMA 4 .500 01/01/48 82,132
81,120 FNMA 4 .500 02/01/48 79,103
66,252 FNMA 4 .000 03/01/48 62,602
324,646 FNMA 4 .500 03/01/48 316,573
49,203 FNMA 4 .500 05/01/48 47,979
68,669 FNMA 4 .500 05/01/48 66,962
88,823 FNMA 5 .000 08/01/48 87,880
260,145 FNMA 3 .000 07/01/50 228,814
170,579 FNMA 2 .000 08/25/50 24,067
525,589 FNMA 2 .500 11/25/50 77,711
93,919 FNMA 3 .000 02/25/51 19,323
1,444,903 FNMA 2 .000 04/01/51 1,176,513
166,567 FNMA 3 .000 09/01/51 146,635
215,782 FNMA 2 .500 11/25/51 30,402
472,910 FNMA 2 .000 12/01/51 384,292
160,181 FNMA 2 .000 01/01/52 130,612
288,615 FNMA 2 .500 01/01/52 243,107
24,125 FNMA 3 .000 01/01/52 21,145
617,461 FNMA 2 .000 02/01/52 502,321
489,351 FNMA 2 .500 02/01/52 413,198
384,327 FNMA 2 .500 02/01/52 323,406
346,890 FNMA 2 .500 02/01/52 291,976

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 572,624 FNMA 2 .500% 02/01/52 $ 483,872
303,378 FNMA 3 .500 02/01/52 274,940
344,037 FNMA 2 .000 03/01/52 279,564
0 FNMA 2 .500 04/01/52 0
89,233 FNMA 3 .000 04/01/52 78,109
718,429 FNMA 3 .000 04/01/52 627,320
117,456 FNMA 3 .000 04/01/52 102,812
582,743 FNMA 3 .000 04/01/52 509,007
1,260,922 FNMA 3 .000 04/01/52 1,103,722
28,972 h FNMA 3 .500 04/01/52 26,107
448,390 FNMA 3 .500 05/01/52 404,054
356,499 FNMA 3 .500 05/01/52 321,319
570,286 FNMA 4 .000 05/01/52 530,023
172,383 h FNMA 3 .500 06/01/52 155,489
798,167 FNMA 4 .000 06/01/52 741,492
223,101 FNMA 4 .500 06/01/52 213,138
1,586,219 FNMA 4 .000 07/01/52 1,473,569
190,198 FNMA 4 .500 07/01/52 181,704
114,745 h FNMA 4 .500 07/01/52 109,620
813,926 FNMA 4 .500 07/01/52 777,577
1,749,918 FNMA 5 .000 08/01/52 1,706,490
278,768 FNMA 4 .000 09/01/52 258,798
174,104 h FNMA 4 .500 09/01/52 166,328
993,760 FNMA 5 .000 09/01/52 969,106
74,247 FNMA 4 .000 09/25/52 64,444
90,300 FNMA 4 .000 09/25/52 79,650
75,000 † FNMA 4 .500 10/25/52 72,185
80,000 † FNMA 4 .500 10/25/52 77,567
100,000 h FNMA 6 .000 11/25/52 101,215
100,000 g,i Freddie Mac STACR REMIC Trust 5 .681 10/25/41 89,812
80,000 g,i Freddie Mac STACR REMIC Trust 5 .781 03/25/42 76,758
505,000 g,i Freddie Mac STACR REMIC Trust 5 .631 05/25/42 481,144
10,000 g,i Freddie Mac STACR REMIC Trust 5 .831 08/25/42 9,408
290,000 g,i Freddie Mac STACR REMIC Trust 5 .985 09/25/42 282,378
120,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 106,136
525,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .681 02/25/42 488,848
530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .781 06/25/42 532,522
170,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .281 07/25/42 163,318
3,822 Government National Mortgage Association (GNMA) 5 .000 03/15/34 3,779
20,236 GNMA 5 .000 06/15/34 20,009
2,040 GNMA 5 .000 04/15/38 2,035
3,474 GNMA 4 .500 04/15/40 3,375
68,825 GNMA 2 .500 12/20/43 61,675
100,107 GNMA 4 .000 06/20/46 14,131
145,000 † GNMA 4 .500 09/20/51 138,747
39,084 GNMA 2 .500 02/20/52 32,440
107,927 GNMA 2 .500 05/20/52 92,930
2,086,662 GNMA 3 .000 05/20/52 1,847,631
993,651 GNMA 3 .500 07/20/52 905,748
100,668 GNMA 4 .000 07/20/52 85,876
1,087,739 GNMA 4 .000 08/20/52 1,017,481
399,125 GNMA 4 .500 08/20/52 382,600
145,000 † GNMA 4 .500 09/20/52 138,301
184,037 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 145,205
151,909 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 131,578
138,817 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 119,719
211,008 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 170,983
54,523 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 42,035
122,589 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 100,194
117,365 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 97,514

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 127,127 g,i J.P. Morgan Mortgage Trust 3 .000% 12/25/52 $ 102,301
236,209 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 187,251
337,865 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 287,327
364,913 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 295,923
193,783 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 157,147
122,255 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 99,446
TOTAL MORTGAGE BACKED 37,983,898
MUNICIPAL BONDS - 1 .8%
200,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 191,902
200,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 182,028
300,000 City of New York NY 3 .430 12/01/24 292,941
150,000 Commonwealth Financing Authority 3 .864 06/01/38 127,752
500,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 468,723
350,000 Michigan Finance Authority 2 .988 09/01/49 338,673
170,000 New York State Dormitory Authority 4 .294 07/01/44 148,650
1,400,000 State of Illinois 5 .100 06/01/33 1,335,119
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 254,550
TOTAL MUNICIPAL BONDS 3,340,338
U.S. TREASURY SECURITIES - 19 .1%
1,100,000 United States Treasury Bond 3 .125 11/15/41 956,871
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,281,590
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,318,875
765,000 United States Treasury Bond 3 .000 05/15/47 640,359
176,000 United States Treasury Bond 3 .375 11/15/48 160,208
1,174,730 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,141,477
205,000 United States Treasury Note 0 .125 01/31/23 202,626
100,000 United States Treasury Note 0 .125 05/31/23 97,406
1,000,000 United States Treasury Note 0 .875 01/31/24 955,352
310,000 e United States Treasury Note 3 .250 08/31/24 304,405
220,000 United States Treasury Note 4 .250 09/30/24 220,103
4,235,000 United States Treasury Note 3 .500 09/15/25 4,148,646
1,000,000 United States Treasury Note 0 .875 09/30/26 879,727
495,000 e United States Treasury Note 3 .125 08/31/27 474,813
65,000 United States Treasury Note 0 .500 10/31/27 54,412
1,439,000 United States Treasury Note 1 .125 08/31/28 1,218,260
1,855,000 United States Treasury Note 1 .375 10/31/28 1,589,068
935,000 United States Treasury Note 3 .125 08/31/29 887,373
6,730,300 e United States Treasury Note 2 .750 08/15/32 6,154,018
300,000 United States Treasury Note 2 .250 05/15/41 226,793
25,000 United States Treasury Note 1 .750 08/15/41 17,093
500,000 United States Treasury Note 2 .000 11/15/41 357,851
5,111,800 United States Treasury Note 2 .375 02/15/42 3,916,917
500,000 United States Treasury Note 3 .250 05/15/42 443,750
2,492,000 United States Treasury Note 3 .375 08/15/42 2,257,207
7,246,700 United States Treasury Note 2 .875 05/15/52 6,077,037
250,000 United States Treasury Note 3 .000 08/15/52 215,742
TOTAL U.S. TREASURY SECURITIES 36,197,979
TOTAL GOVERNMENT BONDS 81,845,001
(Cost $90,881,426)
STRUCTURED ASSETS - 19 .1%
ASSET BACKED - 8 .7%
250,000 g Affirm Asset Securitization Trust 1 .660 08/15/25 242,027
Series - 2021 A (Class C)
350,000 g Affirm Asset Securitization Trust 1 .400 08/17/26 314,707
Series - 2021 B (Class C)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 5 .729% 01/17/35 $ 234,863
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 234,583
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 232,490
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 225,309
Series - 2021 1 (Class D)
100,000 g AMSR Trust 3 .148 01/19/39 89,313
Series - 2019 SFR1 (Class C)
100,000 g AMSR Trust 3 .247 01/19/39 88,439
Series - 2019 SFR1 (Class D)
238,818 g Apollo aviation securitization 2 .798 01/15/47 188,763
Series - 2021 2A (Class A)
174,498 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 163,583
Series - 2019 A (Class A)
94,996 g Capital Automotive REIT 1 .440 08/15/51 80,878
Series - 2021 1A (Class A1)
99,917 g Capital Automotive REIT 1 .920 08/15/51 84,628
Series - 2021 1A (Class A3)
1,250,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,102,119
Series - 2021 1 (Class D)
98,250 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 82,684
Series - 2020 1A (Class A1)
99,125 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 86,570
Series - 2020 1A (Class A3)
100,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 90,059
Series - 2020 1A (Class B1)
100,000 Carvana Auto Receivables Trust 1 .720 09/11/28 95,601
Series - 2021 N4 (Class C)
345,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 325,239
Series - 2022 N1 (Class D)
250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 234,921
Series - 2020 1A (Class B1R)
144,702 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 362
Series - 2007 1A (Class A2)
3,295 Centex Home Equity 5 .540 01/25/32 3,215
Series - 2002 A (Class AF6)
460,252 g CF Hippolyta LLC 1 .690 07/15/60 408,812
Series - 2020 1 (Class A1)
225,364 g CF Hippolyta LLC 1 .990 07/15/60 187,774
Series - 2020 1 (Class A2)
92,050 g CF Hippolyta LLC 2 .280 07/15/60 80,498
Series - 2020 1 (Class B1)
241,126 g CF Hippolyta LLC 1 .530 03/15/61 207,433
Series - 2021 1A (Class A1)
241,126 g CF Hippolyta LLC 1 .980 03/15/61 202,754
Series - 2021 1A (Class B1)
230,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 205,069
Series - 2021 1A (Class A2)
121,250 g DB Master Finance LLC 4 .352 05/20/49 110,293
Series - 2019 1A (Class A23)
198,500 g DB Master Finance LLC 2 .045 11/20/51 168,558
Series - 2021 1A (Class A2I)
99,250 g DB Master Finance LLC 2 .493 11/20/51 81,176
Series - 2021 1A (Class A2II)
47,165 g Diamond Resorts Owner Trust 3 .700 01/21/31 46,344
Series - 2018 1 (Class A)
60,540 g Diamond Resorts Owner Trust 2 .890 02/20/32 58,951
Series - 2019 1A (Class A)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 47,198 g Diamond Resorts Owner Trust 2 .050% 11/21/33 $ 42,986
Series - 2021 1A (Class B)
329,875 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 315,462
Series - 2015 1A (Class A2II)
216,563 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 203,831
Series - 2018 1A (Class A2I)
148,125 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 121,979
Series - 2021 1A (Class A2I)
500,000 g DT Auto Owner Trust 1 .160 11/16/26 461,606
Series - 2021 1A (Class D)
32,762 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 4 .184 05/25/37 32,529
Series - 2007 2 (Class A2C)
250,000 g Flexential Issuer, LLC 3 .250 11/27/51 217,416
Series - 2021 1A (Class A2)
164,344 g FNA VI LLC 1 .350 01/10/32 150,209
Series - 2021 1A (Class A)
446,000 g,i GRACIE POINT INTERNATIONAL FUNDING 0 .000 04/01/24 444,832
Series - 2022 1A (Class B)
250,000 g,i GRACIE POINT INTERNATIONAL FUNDING 6 .380 07/01/24 249,871
Series - 2022 2A (Class B)
72,876 g HERO Funding Trust 3 .190 09/20/48 65,707
Series - 2017 3A (Class A1)
72,876 g HERO Funding Trust 3 .950 09/20/48 66,664
Series - 2017 3A (Class A2)
150,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 137,132
Series - 2021 1A (Class B)
116,703 g Hilton Grand Vacations Trust 2 .960 12/26/28 113,929
Series - 2017 AA (Class B)
92,959 g Hilton Grand Vacations Trust 2 .340 07/25/33 87,028
Series - 2019 AA (Class A)
4,413 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 4,337
Series - 2003 1 (Class M1)
411,062 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 343,461
Series - 2019 1 (Class A)
223,508 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 187,102
Series - 2019 2 (Class A)
100,000 g Hpefs Equipment Trust 4 .430 09/20/29 94,408
Series - 2022 2A (Class C)
159,977 g,i Invitation Homes Trust LIBOR 1 M + 0.950% 3 .943 03/17/37 158,434
Series - 2018 SFR1 (Class B)
99,995 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 4 .243 01/17/38 98,024
Series - 2018 SFR4 (Class B)
250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 5 .252 10/06/23 245,000
Series - 2020 A (Class )
250,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .294 01/18/34 231,637
Series - 2021 59A (Class C)
250,000 g,i Massachusetts St LIBOR 3 M + 1.650% 5 .729 01/15/35 234,694
Series - 2021 3A (Class B)
118,717 g MVW LLC 1 .830 05/20/39 105,850
Series - 2021 2A (Class B)
141,160 g MVW Owner Trust 2 .420 12/20/34 137,993
Series - 2017 1A (Class A)
97,455 g MVW Owner Trust 3 .450 01/21/36 94,595
Series - 2018 1A (Class A)
83,447 g MVW Owner Trust 3 .000 11/20/36 78,531
Series - 2019 1A (Class B)
41,180 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 37,407
Series - 2020 HA (Class A)
163,136 g Navient Student Loan Trust 3 .390 12/15/59 154,507
Series - 2019 BA (Class A2A)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 g,i Navistar Financial Dealer Note Master Owner Trust II 0 .000% 05/25/27 $ 250,363
Series - 2022 1 (Class B)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.060% 3 .800 04/16/33 243,191
Series - 2021 40A (Class A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 4 .140 04/16/33 235,649
Series - 2021 40A (Class B)
239,111 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 211,236
Series - 2021 1A (Class A1)
98,573 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 85,997
Series - 2021 2A (Class A1)
250,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 5 .844 01/18/36 234,853
Series - 2021 10A (Class B)
160,907 g OneMain Financial Issuance Trust 3 .840 05/14/32 159,915
Series - 2020 1A (Class A)
150,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 132,056
Series - 2020 2A (Class A)
250,000 g Oportun Funding XIV LLC 1 .210 03/08/28 232,114
Series - 2021 A (Class A)
200,000 g PFS Financing Corp 1 .270 06/15/25 194,470
Series - 2020 A (Class A)
250,000 g PFS Financing Corp 1 .770 06/15/25 243,588
Series - 2020 A (Class B)
250,000 g PFS Financing Corp 0 .960 04/15/26 232,106
Series - 2021 A (Class B)
250,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 240,313
Series - 2020 4 (Class D)
243,125 g SERVPRO Master Issuer LLC 3 .882 10/25/49 214,864
Series - 2019 1A (Class A2)
379,864 †,g Settlement Fee Finance LLC 3 .840 11/01/49 365,099
Series - 2019 1A (Class A)
46,900 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 45,645
Series - 2019 1A (Class A)
43,511 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 40,318
Series - 2021 1A (Class A)
43,511 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 40,355
Series - 2021 1A (Class B)
43,511 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 39,834
Series - 2021 1A (Class C)
116,746 g SoFi Professional Loan Program LLC 2 .840 01/25/41 113,849
Series - 2017 F (Class A2FX)
376,979 g Sonic Capital LLC 3 .845 01/20/50 341,519
Series - 2020 1A (Class A2I)
175,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 155,368
Series - 2020 1A (Class A2)
250,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 215,032
Series - 2021 1A (Class A2)
4,858 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 3 .984 09/25/34 4,710
Series - 2004 8 (Class M1)
94,750 g Taco Bell Funding LLC 4 .970 05/25/46 91,210
Series - 2016 1A (Class A23)
129,025 g Taco Bell Funding LLC 1 .946 08/25/51 107,780
Series - 2021 1A (Class A2I)
99,250 g Taco Bell Funding LLC 2 .294 08/25/51 79,305
Series - 2021 1A (Class A2II)
250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 5 .943 10/20/34 235,298
Series - 2017 8A (Class A2R)
250,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 7 .000 12/07/23 242,500
Series - 2020 A (Class )
250,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 4 .995 01/10/23 248,700
Series - 2020 A (Class )

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 286,375 g Wendy's Funding LLC 2 .370% 06/15/51 $ 227,660
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 16,380,073
OTHER MORTGAGE BACKED - 10 .4%
120,208 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 109,508
Series - 2015 6 (Class A9)
100,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 66,740
Series - 2021 8 (Class A3)
500,000 g BANK 2 .500 10/17/52 339,420
Series - 2019 BN21 (Class D)
93,189 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 74,995
Series - 2021 6 (Class A19)
200,000 g BBCMS Trust 4 .197 08/10/35 185,443
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 362,583
Series - 2019 B9 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .244 08/15/54 368,590
Series - 2021 B28 (Class B)
500,000 Benchmark Mortgage Trust 2 .429 08/15/54 378,539
Series - 2021 B28 (Class AS)
0 g BXP Trust 3 .459 08/13/37 0
Series - 2017 CC (Class A)
250,000 g,i CF Mortgage Trust 3 .603 04/15/52 250,349
Series - 2020 P1 (Class A2)
402,324 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 389,893
Series - 2016 C7 (Class ASB)
7,136 i CHL Mortgage Pass-Through Trust 2 .522 02/20/35 7,132
Series - 2004 HYB9 (Class 1A1)
250,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 239,938
Series - 2013 375P (Class B)
100,000 g,i Citigroup Commercial Mortgage Trust 4 .631 07/10/47 91,363
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 228,078
Series - 2019 GC41 (Class B)
205,907 COMM Mortgage Trust 2 .853 10/15/45 205,497
Series - 2012 CR4 (Class A3)
1,000,000 g,i COMM Mortgage Trust 4 .048 06/10/46 983,931
Series - 2013 CR8 (Class B)
500,000 g,i COMM Mortgage Trust 4 .926 06/10/47 453,208
Series - 2014 UBS3 (Class D)
300,000 i COMM Mortgage Trust 3 .603 03/10/48 284,649
Series - 2015 CR22 (Class AM)
200,000 g,i COMM Mortgage Trust 4 .207 03/10/48 175,767
Series - 2015 CR22 (Class D)
0 COMM Mortgage Trust 3 .801 05/10/48 0
Series - 2015 CR23 (Class AM)
550,000 i COMM Mortgage Trust 4 .183 05/10/48 518,195
Series - 2015 CR23 (Class B)
200,000 i COMM Mortgage Trust 4 .428 05/10/48 186,803
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 479,509
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 235,258
Series - 2015 CR27 (Class AM)
600,000 i COMM Mortgage Trust 4 .158 10/10/48 566,906
Series - 2015 LC23 (Class AM)
69,983 i Connecticut Avenue Securities Trust LIBOR 1 M + 2.600% 5 .684 05/25/24 69,877
Series - 2014 C02 (Class 1M2)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 40,975 i Connecticut Avenue Securities Trust LIBOR 1 M + 3.000% 6 .084% 07/25/24 $ 41,171
Series - 2014 C03 (Class 1M2)
25,000 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 23,781
Series - 2021 R01 (Class 1M2)
80,000 g,i Connecticut Avenue Securities Trust 5 .031 12/25/41 68,054
Series - 2021 R03 (Class 1B1)
280,000 g,i Connecticut Avenue Securities Trust 5 .781 03/25/42 266,815
Series - 2022 R03 (Class 1M2)
105,000 g,i Connecticut Avenue Securities Trust 5 .281 04/25/42 97,148
Series - 2022 R05 (Class 2M2)
183,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5 .905 07/25/42 173,746
Series - 2022 R08 (Class 1M2)
115,229 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 96,932
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 156,009
Series - 2020 C9 (Class AM)
89,146 g,i Flagstar Mortgage Trust 4 .044 10/25/47 80,429
Series - 2017 2 (Class B3)
3,631 g,i Flagstar Mortgage Trust 4 .000 09/25/48 3,470
Series - 2018 5 (Class A11)
180,542 g,i Flagstar Mortgage Trust 2 .500 06/01/51 142,447
Series - 2021 4 (Class A21)
270,574 g,i Flagstar Mortgage Trust 3 .000 10/25/51 224,495
Series - 2021 10IN (Class A1)
110,000 g,i Freddie Mac STACR REMIC Trust 4 .781 01/25/42 96,349
Series - 2022 DNA1 (Class M2)
200,000 g,i Freddie Mac STACR REMIC Trust 5 .181 04/25/42 189,242
Series - 2022 DNA3 (Class M1B)
4,628 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 4,414
Series - 2019 PJ2 (Class A4)
33,757 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 28,527
Series - 2020 PJ4 (Class A4)
87,153 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 68,763
Series - 2021 PJ5 (Class A4)
187,709 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 151,754
Series - 2022 PJ2 (Class A36)
81,028 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 63,023
Series - 2021 PJ2 (Class A4)
251,460 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 197,838
Series - 2021 PJ6 (Class A4)
332,833 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 262,604
Series - 2021 PJ7 (Class A4)
162,648 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 128,329
Series - 2021 PJ8 (Class A4)
117,907 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 94,888
Series - 2022 INV1 (Class A4)
180,180 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 145,003
Series - 2022 HP1 (Class A4)
136,717 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 110,026
Series - 2022 PJ5 (Class A36)
28,810 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 3 .613 08/19/45 26,518
Series - 2005 11 (Class 2A1A)
400,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 359,452
Series - 2016 10HY (Class A)
41,187 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 37,957
Series - 2020 NQM1 (Class A3)
60,047 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 3 .413 12/25/44 58,371
Series - 2015 1 (Class B1)
9,058 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 8,180
Series - 2016 1 (Class A13)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 22,357 g,i JP Morgan Mortgage Trust 3 .500% 05/25/47 $ 19,921
Series - 2017 2 (Class A13)
22,746 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 19,777
Series - 2018 3 (Class A13)
59,432 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 51,771
Series - 2018 5 (Class A13)
47,050 g,i JP Morgan Mortgage Trust 3 .124 10/26/48 45,018
Series - 2017 5 (Class A2)
2,931 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 2,739
Series - 2018 8 (Class A13)
2,305 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 2,151
Series - 2018 9 (Class A13)
10,107 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 9,563
Series - 2019 1 (Class A15)
2,834 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 2,681
Series - 2019 1 (Class A3)
20,516 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .034 10/25/49 20,274
Series - 2019 INV1 (Class A11)
99,151 g,i JP Morgan Mortgage Trust 3 .836 06/25/50 80,593
Series - 2020 1 (Class B2)
151,104 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 118,242
Series - 2021 6 (Class A15)
73,276 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 57,340
Series - 2021 7 (Class A15)
100,933 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 79,636
Series - 2021 8 (Class A15)
89,768 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 70,603
Series - 2021 10 (Class A15)
153,762 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 121,318
Series - 2021 11 (Class A15)
86,061 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 67,902
Series - 2021 12 (Class A15)
73,408 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 55,425
Series - 2021 INV6 (Class B2)
122,346 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 93,816
Series - 2021 INV6 (Class B1)
63,920 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 50,432
Series - 2021 14 (Class A15)
228,066 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 179,943
Series - 2021 15 (Class A15)
238,784 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 193,046
Series - 2022 2 (Class A25)
371,259 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 323,114
Series - 2022 LTV2 (Class A6)
500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 473,044
Series - 2015 C29 (Class AS)
400,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 371,869
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 467,146
Series - 2015 C31 (Class AS)
450,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 419,058
Series - 2015 C31 (Class B)
500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .394 03/17/49 433,031
Series - 2016 C1 (Class D1)
115,000 i JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 105,091
Series - 2017 C5 (Class AS)
500,000 g,i Manhattan West 2 .413 09/10/39 420,720
Series - 2020 1MW (Class B)
51,924 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 49,165
Series - 2006 WMC1 (Class A1B)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 328,128 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .384% 02/15/47 $ 321,865
Series - 2014 C14 (Class AS)
131,291 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 103,589
Series - 2021 5 (Class A9)
111,051 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 87,619
Series - 2021 6 (Class A9)
140,449 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 121,336
Series - 2021 6 (Class A4)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 492,312
Series - 2019 MILE (Class A)
100,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 83,761
Series - 2019 NQM4 (Class M1)
100,000 g,i NLT Trust 2 .569 08/25/56 71,043
Series - 2021 INV2 (Class M1)
223,264 g,i OBX Trust 2 .500 07/25/51 176,155
Series - 2021 J2 (Class A19)
15,977 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 15,524
Series - 2018 1 (Class A2)
90,127 g,i Oceanview Mortgage Trust 2 .500 05/25/51 71,110
Series - 2021 1 (Class A19)
237,259 g,i RCKT Mortgage Trust 2 .500 02/25/52 187,196
Series - 2022 2 (Class A22)
98,332 g,i RCKT Mortgage Trust 3 .500 06/25/52 82,152
Series - 2022 4 (Class A22)
10,529 g,i Sequoia Mortgage Trust 3 .500 05/25/45 9,346
Series - 2015 2 (Class A1)
16,830 g,i Sequoia Mortgage Trust 3 .500 02/25/47 14,995
Series - 2017 2 (Class A19)
31,600 g,i Sequoia Mortgage Trust 3 .500 03/25/48 28,583
Series - 2018 3 (Class A1)
7,991 g,i Sequoia Mortgage Trust 4 .000 06/25/49 7,706
Series - 2019 2 (Class A19)
36,636 g,i Sequoia Mortgage Trust 3 .500 12/25/49 32,549
Series - 2019 5 (Class A19)
48,322 g,i Sequoia Mortgage Trust 3 .000 04/25/50 39,066
Series - 2020 3 (Class A19)
91,177 g,i Sequoia Mortgage Trust 2 .500 06/25/51 71,938
Series - 2021 4 (Class A19)
14,249 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 12,648
Series - 2017 1 (Class A19)
770,000 g SLG Office Trust 2 .851 07/15/41 547,031
Series - 2021 OVA (Class E)
265,000 g,i Structured Agency Credit Risk Debt Note (STACR) 4 .381 10/25/33 252,812
Series - 2021 DNA3 (Class M2)
1,573 g,i STACR 3 .763 02/25/48 1,509
Series - 2018 SPI1 (Class M2)
2,721 g,i STACR 3 .840 05/25/48 2,611
Series - 2018 SPI2 (Class M2)
40,000 g,i STACR LIBOR 1 M + 2.500% 5 .584 02/25/50 36,241
Series - 2020 DNA2 (Class B1)
675,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 659,696
Series - 2013 C6 (Class B)
100,000 g,i Verus Securitization Trust 3 .207 11/25/59 91,813
Series - 2019 4 (Class M1)
37,196 g Verus Securitization Trust 1 .733 05/25/65 33,912
Series - 2020 5 (Class A3)
125,838 g,i Verus Securitization Trust 2 .240 10/25/66 103,975
Series - 2021 7 (Class A3)
295,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 245,640
Series - 2015 NXS3 (Class D)

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,362 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000% 04/25/49 $ 2,280
Series - 2019 2 (Class A17)
14,708 g,i Wells Fargo Mortgage Backed Securities Trust 3 .490 09/25/49 13,059
Series - 2019 4 (Class A1)
207,288 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 163,550
Series - 2021 2 (Class A17)
88,694 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 71,567
Series - 2021 INV1 (Class A17)
98,193 g,i Wells Fargo Mortgage Backed Securities Trust 3 .318 08/25/51 79,390
Series - 2021 INV1 (Class B1)
97,010 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 78,070
Series - 2022 INV1 (Class A18)
121,262 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 102,287
Series - 2022 INV1 (Class A17)
40,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 39,397
Series - 2013 C13 (Class AS)
217,224 g,i Woodward Capital Management 3 .000 05/25/52 174,815
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 19,792,483
TOTAL STRUCTURED ASSETS 36,172,556
(Cost $40,635,027)
TOTAL BONDS 183,501,631
(Cost $210,093,834)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.1%
BANKS - 0 .1%
5,517 *,e,i Federal Home Loan Mortgage Corp (FHLMC) 18,427
17,265 * Federal National Mortgage Association (FNMA) 63,535
TOTAL BANKS 81,962
DIVERSIFIED FINANCIALS - 0 .0%
2,600 Morgan Stanley 65,364
TOTAL DIVERSIFIED FINANCIALS 65,364
TOTAL PREFERRED STOCKS 147,326
(Cost $634,550)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.3%
REPURCHASE AGREEMENT - 0 .8%
$ 1,600,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 1,600,000
TOTAL REPURCHASE AGREEMENT 1,600,000

Portfolio of investments
(unaudited)
TIAA-CREF Life Core Bond Fund September 30, 2022

TIAA-CREF Life Funds
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4 .5%
8,533,992 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070% $ 8,533,992
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 8,533,992
TOTAL SHORT-TERM INVESTMENTS 10,133,992
(Cost $10,133,992)
TOTAL INVESTMENTS - 103.7% 196,625,396
(Cost $223,872,895)
OTHER ASSETS & LIABILITIES, NET - (3.7)% (6,987,034)
NET ASSETS - 100.0% $ 189,638,362
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,323,642.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $1,600,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $1,632,105.

Portfolio of investments
(unaudited)
TIAA-CREF Life Balanced Fund September 30, 2022

TIAA-CREF Life Funds
SHARES SECURITY VALUE
TIAA-CREF LIFE FUNDS—99.9%
a
FIXED INCOME—50.7%
3,528,337
TIAA-CREF Life Core Bond Fund $ 30,731,814
TOTAL FIXED INCOME 30,731,814
INTERNATIONAL EQUITY—9.9%
870,760
TIAA-CREF Life International Equity Fund 5,982,120
TOTAL INTERNATIONAL EQUITY 5,982,120
U.S. EQUITY—39.3%
454,541
TIAA-CREF Life Growth Equity Fund 5,422,674
360,903
TIAA-CREF Life Growth & Income Fund 5,958,505
366,085
TIAA-CREF Life Large-Cap Value Fund 5,311,897
98,361
TIAA-CREF Life Real Estate Securities Fund 1,186,229
109,897
TIAA-CREF Life Small-Cap Equity Fund 1,208,870
160,314
TIAA-CREF Life Stock Index Fund 4,767,739
TOTAL U.S. EQUITY 23,855,914
TOTAL TIAA-CREF LIFE FUNDS 60,569,848
(Cost $62,818,340)
TOTAL INVESTMENTS—99.9% 60,569,848
(Cost $62,818,340)
OTHER ASSETS & LIABILITIES, NET—0.1% 44,620
NET ASSETS—100.0% $ 60,614,468
a
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF Life Funds September 30, 2022
Notes to portfolios of investments
(unaudited)

Notes to portfolios of investments
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of September 30, 2022, based on the inputs used to value them:
The following table summarizes the market value of the Funds’ investments as of September 30, 2022 , based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Common stocks $106,480,684 $3,600,249 $— $110,080,933
Short-term investments 50 2,960,000 — 2,960,050
Total $106,480,734 $6,560,249 $— $113,040,983
1 1 1 1 1
Growth & Income
Common stocks $142,462,050 $2,303,801 $— $144,765,851
Short-term investments — 1,170,000 — 1,170,000
Written options* (867,224) — — (867,224)
Total $141,594,826 $3,473,801 $— $145,068,627
1 1 1 1 1
Large-Cap Value
Common stocks $69,282,363 $— $160 $69,282,523
Short-term investments — 120,000 — 120,000
Total $69,282,363 $120,000 $160 $69,402,523
1 1 1 1 1
Real Estate Securities
Common stocks $68,656,759 $129,755 $— $68,786,514
Short-term investments — 690,000 — 690,000
Total $68,656,759 $819,755 $— $69,476,514
1 1 1 1 1
Small-Cap Equity
Common stocks $52,286,462 $— $— $52,286,462
Short-term investments 1,024,639 1,280,000 — 2,304,639
Futures contracts* (91,611) — — (91,611)
Total $53,219,490 $1,280,000 $— $54,499,490
1 1 1 1 1
Social Choice Equity
Common stocks $71,258,151 $— $120 $71,258,271
Short-term investments 80,618 790,000 — 870,618
Futures contracts* (62,908) — — (62,908)
Total $71,275,861 $790,000 $120 $72,065,981
1 1 1 1 1

Notes to portfolios of investments
(unaudited)
TIAA-CREF Life Funds September 30, 2022

Notes to portfolios of investments
concluded
Fund Level 1 Level 2 Level 3 Total
Stock Index
Common stocks $607,931,759 $228,592 $3,936 $608,164,287
Rights/Warrants — — 9 9
Short-term investments 3,212,904 9,220,000 — 12,432,904
Futures contracts* (908,177) — — (908,177)
Total $610,236,486 $9,448,592 $3,945 $619,689,023
1 1 1 1 1
International Equity
Common stocks $1,558,698 $96,949,602 $— $98,508,300
Short-term investments 819,382 9,720,000 — 10,539,382
Total $2,378,080 $106,669,602 $— $109,047,682
1 1 1 1 1
Core Bond
Bank loan obligations $— $2,842,447 $— $2,842,447
Corporate bonds — 65,484,074 — 65,484,074
Government bonds — 81,418,201 426,800 81,845,001
Structured assets — 35,807,095 365,461 36,172,556
Preferred stocks 147,326 — — 147,326
Short-term investments 8,533,992 1,600,000 — 10,133,992
Total $8,681,318 $187,151,817 $792,261 $196,625,396
1 1 1 1 1
Balanced
Registered investment companies $60,569,848 $— $— $60,569,848
Total $60,569,848 $— $— $60,569,848
1 1 1 1 1
* For detailed categories, see the accompanying Schedules of Investments.
* Derivative instruments are not reflected in the market value of portfolio investments.
A10942-D (11/21)